                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04424

                        Van Kampen Life Investment Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/04

Item 1. Report to Shareholders.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Comstock Portfolio performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2004.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THOUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 12/31/04

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your portfolio's performance to that of the S&P 500/Barra Value Index and the Standard and Poor's 500 Index from 4/30/99 through 12/31/04 for Class I shares.
(LINE GRAPH)

                                                 VAN KAMPEN LIT COMSTOCK
                                                        PORTFOLIO                 S&P 500 INDEX         S&P 500/BARRA VALUE INDEX
                                                 -----------------------          -------------         -------------------------
4/99                                                      10000                       10000                       10000
                                                          10070                       10306                       10201
                                                           9080                        9662                        9259
12/99                                                      9447                       11100                       10090
                                                           9397                       11354                       10113
6/00                                                       9623                       11052                        9679
                                                          10671                       10943                       10533
12/00                                                     12260                       10087                       10705
                                                          11980                        8891                       10006
6/01                                                      12848                        9411                       10448
                                                          11153                        8030                        8755
12/01                                                     11959                        8888                        9453
                                                          12406                        8913                        9581
6/02                                                      10686                        7719                        8561
                                                           8660                        6386                        6811
12/02                                                      9657                        6925                        7487
                                                           9257                        6707                        7074
6/03                                                      10932                        7739                        8407
                                                          11308                        7943                        8621
12/03                                                     12650                        8910                        9871
                                                          13085                        9061                       10202
6/04                                                      13291                        9217                       10277
                                                          13616                        9045                       10384
12/04                                                     14896                        9879                       11414

AVERAGE ANNUAL RETURNS

 ---------------------------------------------------------------------------
 AVERAGE ANNUAL                   CLASS I                CLASS II
 TOTAL RETURNS                 since 4/30/99           since 9/18/00

 Since Inception                    7.28%                  8.31%

 5-year                             9.54                     --

 1-year                            17.76                  17.43
 ---------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower. Figures shown above assume reinvestment of all distributions and capital gains.

The S&P 500 Index is generally representative of the U.S. stock market. The S&P 500/Barra Value Index is generally representative of the U.S. market for value stocks. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2004

Van Kampen Life Investment Trust--Comstock Portfolio is managed by the Adviser's Multi-Cap Value team.(1) Current members include B. Robert Baker, Jr., Jason S. Leder and Kevin C. Holt, Managing Directors of the Adviser.

MARKET CONDITIONS

Stock prices were positive for the second consecutive year in 2004, with large-cap value stocks--the portfolio's investment universe--outperforming their large-cap growth counterparts. Despite the market's favorable overall performance, much of its rise came in the final months of the year. For the rest of 2004, the markets were hampered by a number of factors, including five interest rate increases from the Federal Reserve Board, the uncertainties of Iraq, the U.S. presidential election and the ongoing threat of global terrorism, rising energy prices, and the weakening dollar.

Energy prices, however, began dropping sharply in October, with the price per barrel of oil falling from $55 to below $44 by the end of 2004. In addition, the outcome in the U.S. presidential election buoyed investors' spirits. The markets responded with a sharp year-end rally.

Against this backdrop, we maintained our discipline's contrarian focus on stocks of well established companies that are out of favor with the consensus and whose valuations in our view do not reflect their company's underlying fundamentals. Our investment approach in the portfolio involves careful bottom-up research on individual companies, as opposed to analyzing top-down macroeconomic factors. Since we found few valuation disparities among sectors and stocks, and market volatility was quite low by historical measures, the portfolio's turnover was very low in 2004.

PERFORMANCE ANALYSIS
Van Kampen LIT--Comstock Portfolio returned 17.76 percent (Class I shares) for the 12-month period ending December 31, 2004. In comparison, the portfolio's benchmarks, the S&P 500 Index and the S&P 500/Barra Value Index returned 10.87 percent and 15.71 percent, respectively, for the same time period.

The energy sector was one of the portfolio's strongest performers during the year. Although our overweight relative to the benchmarks, in the sector was built on bottom-up valuation decisions rather than top-down projections about oil-price movements, the fund's holdings--including Halliburton and Schlumberger--benefited when energy prices rose in response to tight supplies and strong demand. Halliburton also benefited from a multi-billion dollar settlement of asbestos claims announced late in the year. The company's asbestos liability had been weighing on Halliburton shares for some time, but it created the opportunity for us to establish our position early and at attractive valuations. We felt that these legal troubles were more than appropriately reflected in the company's stock price. Both Halliburton and Schlumberger were significant holdings in the portfolio and among our strongest individual contributors to results, up 53 and 23 percent, respectively, for the year.

The utility sector was another source of the portfolio's outperformance. Most of our returns in this sector came from a large position in TXU, an electric power provider operating principally in Texas. We established a position in TXU when it was depressed on fears about problems in the company's troubled U.K. subsidiary. Although this operating unit was declared bankrupt, the company brought in a new CEO, who boosted earnings through asset sales and cost reductions. TXU stock appreciated 177 percent in 2004.

In the financial sector, the portfolio benefited from its holding in Freddie Mac (Federal Home Loan Mortgage Corporation), a government-sponsored enterprise. Together with Fannie Mae (Federal National Mortgage Association), Freddie Mac securitizes the residential U.S. mortgage market. Both stocks have been depressed by financial and political clouds, including earnings restatements, management turnover, regulatory oversight changes, and increased reserve requirements. However, we believe that Freddie Mac is attractively valued, and conservatively managed, with adequate accounting controls. Freddie Mac rose nearly 30 percent during 2004, contributing significantly to results.

On the negative side, large-cap pharmaceutical names had a difficult time during much of the year, with

(1)Team members may change at any time without notice.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2004

----------------------------------------------------------------
                                                S&P 500/
                           STANDARD & POOR'S   BARRA VALUE
      CLASS I   CLASS II       500 INDEX          INDEX
      17.76%     17.43%         10.87%           15.71%
----------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE PERFORMANCE SUMMARY FOR ADDITIONAL PERFORMANCE INFORMATION INDEX DEFINITIONS.

The performance for the two share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance.

Bristol-Myers Squibb and Pfizer diluting results. Bristol-Myers, the fourth-largest position in the portfolio on December 31, fell more than 7 percent during the year, weighed down by concerns about competitive pressures from imported drugs, the likelihood of slower approvals from the Food and Drug Administration and a pending patent trial for Bristol Myers' atherosclerosis drug Plavix. We added to the portfolio's position in the stock on this weakness and are optimistic about the outcome of the trial. We also note the potential for additional industry consolidation that could boost the company's share price.

Pfizer was hurt when rival Merck pulled its Vioxx pain-management drug off the market because of cardiovascular safety concerns. Pfizer has two related drugs of its own, Celebrex and Bextra, that are not believed to have the same liabilities as Vioxx. Assuming no value for these two products--an unlikely worst-case scenario--we still believe that Pfizer's stock is attractively valued, trading at just 14 times expected 2005 earnings.

Many stocks have enjoyed strong performance during the past two years and it has become challenging to find what we believe are attractively valued companies. Our strategy continues to focus on stocks with reasonable valuations relative to our assessment of their fair value.

There is no guarantee the securities mentioned will continue to perform well or be held by the portfolio in the future.

TOP 10 HOLDINGS AS OF 12/31/04
GlaxoSmithKline PLC                                  4.4%
Freddie Mac                                          4.1
International Paper Co.                              3.9
Bristol-Myers Squibb Co.                             3.2
Halliburton Co.                                      2.9
Verizon Communications, Inc.                         2.9
Bank of America Corp.                                2.6
Georgia-Pacific Corp.                                2.6
SBC Communications, Inc.                             2.6
Citigroup, Inc.                                      2.5

SUMMARY OF INVESTMENTS BY INDUSTRY
CLASSIFICATIONS AS OF 12/31/04
Pharmaceuticals                                     12.2%
Integrated Telecommunication Services                7.4
Paper Products                                       6.6
Diversified Banks                                    5.1
Integrated Oil & Gas                                 4.7
Thrifts & Mortgage Finance                           4.6
Oil & Gas Equipment & Services                       3.8
Broadcasting & Cable TV                              3.6
Packaged Foods                                       3.3
Diversified Chemicals                                3.1
Property & Casualty                                  3.0
Other Diversified Financial Services                 2.9
Movies & Entertainment                               2.5
Household Products                                   2.3
Electric Utilities                                   2.1
Multi-Utilities & Unregulated Power                  1.9
Tobacco                                              1.8
Aluminum                                             1.8
Life & Health Insurance                              1.6
Oil & Gas Drilling                                   1.5
Regional Banks                                       1.4
Department Stores                                    1.1
Soft Drinks                                          1.1
Multi-line Insurance                                 1.0
Restaurants                                          1.0
Investment Banking & Brokerage                       1.0
Computer Hardware                                    0.9
Health Care Distributors                             0.8
Specialty Chemicals                                  0.7
Drug Retail                                          0.7
Apparel & Accessories                                0.7
Photographic Products                                0.7
Leisure Products                                     0.5
IT Consulting & Other Services                       0.5
Electronic Manufacturing Services                    0.4
Data Processing & Outsourcing Services               0.4
Communications Equipment                             0.4
Food Retail                                          0.3
Systems Software                                     0.2
Industrial Machinery                                 0.2
Computer Storage & Peripherals                       0.2
Semiconductor Equipment                              0.2
Consumer Finance                                     0.1
Reinsurance                                          0.1
Semiconductors                                       0.0
                                                   -----
Total Long-Term Investments                         90.4%
Short Term Investments                               8.9
Other Assets in Excess of Liabilities                0.7
                                                   -----
Net Assets                                         100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the portfolio's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102. You may obtain copies of the portfolio's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424,

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

The portfolio policies and procedures with respect to the voting of proxies relating to the portfolio's securities and information on how the portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/04 - 12/31/04.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                  BEGINNING              ENDING              EXPENSES PAID
                                                                ACCOUNT VALUE         ACCOUNT VALUE         DURING PERIOD*
                                                                -----------------------------------------------------------
                                                                   7/1/04               12/31/04            7/1/04-12/31/04
Class I
  Actual....................................................      $1,000.00             $1,120.82                $3.31
  Hypothetical..............................................       1,000.00              1,022.04                 3.15
  (5% annual return before expenses)
Class II
  Actual....................................................       1,000.00              1,119.38                 4.63
  Hypothetical..............................................       1,000.00              1,020.74                 4.42
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.61% and 0.86%, for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004

                                    NUMBER OF
DESCRIPTION                          SHARES          VALUE
---------------------------------------------------------------
COMMON STOCKS  90.4%
ALUMINUM  1.8%
Alcoa, Inc. ......................   991,900     $   31,165,498
                                                 --------------

APPAREL & ACCESSORIES  0.7%
Jones Apparel Group, Inc. ........   325,100         11,888,907
                                                 --------------
BROADCASTING & CABLE TV  3.6%
Clear Channel Communications,
  Inc. ...........................   932,500         31,229,425
Liberty Media Corp., Class A
  (a).............................  2,081,200        22,851,576
Liberty Media International, Inc.,
  Class A (a).....................   160,470          7,418,528
                                                 --------------
                                                     61,499,529
                                                 --------------
COMMUNICATIONS EQUIPMENT  0.4%
Andrew Corp. (a)..................    56,000            763,280
Ericsson, Class B-- ADR (Sweden)
  (a).............................    90,320          2,844,177
Nokia Corp.--ADR (Finland)........   160,300          2,511,901
                                                 --------------
                                                      6,119,358
                                                 --------------
COMPUTER HARDWARE  0.9%
Hewlett-Packard Co. ..............   501,630         10,519,181
International Business Machines
  Corp. ..........................    47,000          4,633,260
                                                 --------------
                                                     15,152,441
                                                 --------------
COMPUTER STORAGE & PERIPHERALS  0.2%
Lexmark International, Inc., Class
  A (a)...........................    42,400          3,604,000
                                                 --------------

CONSUMER FINANCE  0.1%
Capital One Financial Corp. ......    21,500          1,810,515
                                                 --------------
DATA PROCESSING & OUTSOURCING SERVICES  0.4%
SunGard Data Systems, Inc. (a)....   219,800          6,226,934
                                                 --------------
DEPARTMENT STORES  1.1%
Federated Department Stores,
  Inc. ...........................   209,960         12,133,588
May Department Stores Co. ........   250,800          7,373,520
                                                 --------------
                                                     19,507,108
                                                 --------------
DIVERSIFIED BANKS  5.1%
Bank of America Corp. ............   950,694         44,673,111
Wachovia Corp. ...................   133,054          6,998,640
Wells Fargo & Co. ................   592,110         36,799,637
                                                 --------------
                                                     88,471,388
                                                 --------------
DIVERSIFIED CHEMICALS  3.1%
Dow Chemical Co. .................   337,800         16,724,478
Du Pont (E.I.) de Nemours &
  Co. ............................   751,400         36,856,170
                                                 --------------
                                                     53,580,648
                                                 --------------
DRUG RETAIL  0.7%
CVS Corp. ........................   264,300         11,912,001
                                                 --------------
ELECTRIC UTILITIES  2.1%
American Electric Power Co.,
  Inc. ...........................   363,672         12,488,497
FirstEnergy Corp. ................   408,300         16,131,933
Scottish Power PLC--ADR (United
  Kingdom)........................    54,064          1,684,634
TXU Corp. ........................    84,190          5,435,306
                                                 --------------
                                                     35,740,370
                                                 --------------

                                    NUMBER OF
DESCRIPTION                          SHARES          VALUE
---------------------------------------------------------------
ELECTRONIC MANUFACTURING SERVICES  0.4%
Flextronics International Ltd.
  (Singapore) (a).................   306,400     $    4,234,448
Jabil Circuit, Inc. (a)...........    61,500          1,573,170
Kemet Corp. (a)...................   167,200          1,496,440
                                                 --------------
                                                      7,304,058
                                                 --------------
FOOD RETAIL  0.3%
Kroger Co. (a)....................   281,700          4,941,018
                                                 --------------

HEALTH CARE DISTRIBUTORS  0.8%
AmerisourceBergen Corp. ..........   228,700         13,420,116
                                                 --------------

HOUSEHOLD PRODUCTS  2.3%
Kimberly-Clark Corp. .............   595,660         39,200,385
                                                 --------------

INDUSTRIAL MACHINERY  0.2%
Cognex Corp. .....................   132,800          3,705,120
                                                 --------------

INTEGRATED OIL & GAS  4.7%
BP PLC--ADR (United Kingdom)......   124,180          7,252,112
ConocoPhillips....................   194,756         16,910,663
Petroleo Brasileiro SA-- ADR
  (Brazil)........................   520,200         20,693,556
Royal Dutch Petroleum Co.
  (Netherlands)...................   171,800          9,857,884
Total SA--ADR (France)............   238,200         26,163,888
                                                 --------------
                                                     80,878,103
                                                 --------------
INTEGRATED TELECOMMUNICATION SERVICES  7.4%
Amdocs Ltd. (Guernsey) (a)........    24,800            651,000
SBC Communications, Inc. .........  1,717,300        44,254,821
Sprint Corp. .....................  1,376,500        34,206,025
Verizon Communications, Inc. .....  1,211,480        49,077,055
                                                 --------------
                                                    128,188,901
                                                 --------------
INVESTMENT BANKING & BROKERAGE  1.0%
Lehman Brothers Holdings, Inc. ...    78,400          6,858,432
Merrill Lynch & Co., Inc. ........   160,300          9,581,131
                                                 --------------
                                                     16,439,563
                                                 --------------
IT CONSULTING & OTHER SERVICES  0.5%
Affiliated Computer Services,
  Inc., Class A (a)...............   149,000          8,968,310
                                                 --------------

LEISURE PRODUCTS  0.5%
Mattel, Inc. .....................   478,900          9,333,761
                                                 --------------

LIFE & HEALTH INSURANCE  1.6%
Metlife, Inc. ....................   268,100         10,860,731
Torchmark Corp. ..................   279,410         15,965,487
                                                 --------------
                                                     26,826,218
                                                 --------------
MOVIES & ENTERTAINMENT  2.5%
Time Warner, Inc. (a).............   768,300         14,935,752
Walt Disney Co. ..................   989,900         27,519,220
                                                 --------------
                                                     42,454,972
                                                 --------------
MULTI-LINE INSURANCE  1.0%
Assurant, Inc. ...................   202,900          6,198,595
Genworth Financial Inc., Class
  A...............................   263,800          7,122,600
Hartford Financial Services Group,
  Inc. ...........................    61,100          4,234,841
                                                 --------------
                                                     17,556,036
                                                 --------------

See Notes to Financial Statements                                              7

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 continued

                                    NUMBER OF
DESCRIPTION                          SHARES          VALUE
---------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER  1.9%
Constellation Energy Group,
  Inc. ...........................   245,630     $   10,736,487
Dominion Resources, Inc. .........   212,800         14,415,072
Public Service Enterprise Group,
  Inc. ...........................   162,300          8,402,271
                                                 --------------
                                                     33,553,830
                                                 --------------
OIL & GAS DRILLING  1.5%
GlobalSantaFe Corp. (Cayman
  Islands)........................   408,300         13,518,813
Transocean, Inc. (Cayman Islands)
  (a).............................   279,600         11,852,244
                                                 --------------
                                                     25,371,057
                                                 --------------
OIL & GAS EQUIPMENT & SERVICES  3.8%
Halliburton Co. ..................  1,252,890        49,163,404
Schlumberger, Ltd. (Netherlands
  Antilles).......................   237,550         15,903,973
                                                 --------------
                                                     65,067,377
                                                 --------------
OTHER DIVERSIFIED FINANCIAL SERVICES  2.9%
Citigroup, Inc. ..................   895,200         43,130,736
J.P. Morgan Chase & Co. ..........   187,555          7,316,521
                                                 --------------
                                                     50,447,257
                                                 --------------
PACKAGED FOODS  3.3%
Kraft Foods, Inc. ................   728,900         25,956,129
Unilever NV (Netherlands).........   458,800         30,606,548
                                                 --------------
                                                     56,562,677
                                                 --------------
PAPER PRODUCTS  6.6%
Georgia-Pacific Corp. ............  1,188,300        44,537,484
International Paper Co. ..........  1,615,879        67,866,918
Neenah Paper, Inc. (a)............    16,904            551,070
                                                 --------------
                                                    112,955,472
                                                 --------------
PHARMACEUTICALS  12.2%
Bristol-Myers Squibb Co. .........  2,125,425        54,453,389
GlaxoSmithKline Plc--ADR (United
  Kingdom)........................  1,590,600        75,378,534
Pfizer, Inc. .....................   828,100         22,267,609
Roche Holdings AG-- ADR
  (Switzerland)...................   185,700         21,377,301
Schering-Plough Corp. ............   864,500         18,050,760
Wyeth.............................   444,100         18,914,219
                                                 --------------
                                                    210,441,812
                                                 --------------
PHOTOGRAPHIC PRODUCTS  0.7%
Eastman Kodak Co. ................   357,900         11,542,275
                                                 --------------

PROPERTY & CASUALTY  3.0%
Allstate Corp. ...................   210,500         10,887,060
AMBAC Financial Group, Inc. ......    87,480          7,184,732
Berkshire Hathaway, Inc., Class B
  (a).............................       185            543,160
Chubb Corp. ......................   359,150         27,618,635
St. Paul Travelers Cos., Inc. ....   163,298          6,053,457
                                                 --------------
                                                     52,287,044
                                                 --------------
REINSURANCE  0.1%
RenaissanceRe Holdings, Ltd.
  (Bermuda).......................    22,700          1,182,216
                                                 --------------

                                    NUMBER OF
DESCRIPTION                          SHARES          VALUE
---------------------------------------------------------------
REGIONAL BANKS  1.4%
PNC Financial Services Group,
  Inc. ...........................   384,400     $   22,079,936
SunTrust Banks, Inc. .............    34,700          2,563,636
                                                 --------------
                                                     24,643,572
                                                 --------------
RESTAURANTS  1.0%
Darden Restaurants, Inc. .........   259,500          7,198,530
McDonald's Corp. .................   288,600          9,252,516
                                                 --------------
                                                     16,451,046
                                                 --------------
SEMICONDUCTOR EQUIPMENT  0.2%
Credence Systems Corp. (a)........   271,600          2,485,140
Novellus Systems, Inc. (a)........    29,200            814,388
                                                 --------------
                                                      3,299,528
                                                 --------------
SEMICONDUCTORS  0.0%
Intel Corp. ......................    29,400            687,666
                                                 --------------

SOFT DRINKS  1.1%
Coca-Cola Co. ....................   441,900         18,396,297
                                                 --------------

SPECIALTY CHEMICALS  0.7%
Rohm & Haas Co. ..................   279,100         12,344,593
                                                 --------------

SYSTEMS SOFTWARE  0.2%
Check Point Software Technologies
  Ltd. (Israel) (a)...............    51,400          1,265,982
Microsoft Corp. ..................   112,260          2,998,465
                                                 --------------
                                                      4,264,447
                                                 --------------
THRIFTS & MORTGAGE FINANCE  4.6%
Fannie Mae........................   109,200          7,776,132
Freddie Mac.......................   959,940         70,747,578
                                                 --------------
                                                     78,523,710
                                                 --------------
TOBACCO  1.8%
Altria Group, Inc. ...............   515,640         31,505,604
                                                 --------------

TOTAL LONG-TERM INVESTMENTS  90.4%
  (Cost $1,319,808,396)......................     1,555,422,738
                                                 --------------
REPURCHASE AGREEMENT  8.9%
UBS Securities LLC ($153,406,000 par
  collateralized by U.S. Government
  obligations in a pooled cash account,
  interest rate of 1.58%, dated 12/31/04, to
  be sold on 01/03/05 at $153,426,198) (Cost
  $153,406,000)..............................       153,406,000
                                                 --------------

TOTAL INVESTMENTS  99.3%
  (Cost $1,473,214,396)......................     1,708,828,738
OTHER ASSETS IN EXCESS OF
  LIABILITIES  0.7%..........................        12,412,003
                                                 --------------

NET ASSETS  100.0%...........................    $1,721,240,741
                                                 ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2004

ASSETS:
Total Investments (Cost $1,473,214,396).....................  $1,708,828,738
Cash........................................................         581,729
Receivables:
  Portfolio Shares Sold.....................................      13,968,631
  Dividends.................................................       2,554,586
  Investments Sold..........................................         347,239
  Interest..................................................           6,733
Other.......................................................          55,165
                                                              --------------
    Total Assets............................................   1,726,342,821
                                                              --------------
LIABILITIES:
Payables:
  Portfolio Shares Repurchased..............................       3,023,339
  Investment Advisory Fee...................................         789,065
  Distributor and Affiliates................................         548,618
  Investments Purchased.....................................         555,200
Accrued Expenses............................................         116,279
Trustees' Deferred Compensation and Retirement Plans........          69,579
                                                              --------------
    Total Liabilities.......................................       5,102,080
                                                              --------------
NET ASSETS..................................................  $1,721,240,741
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,412,120,604
Net Unrealized Appreciation.................................     235,614,342
Accumulated Net Realized Gain...............................      54,864,014
Accumulated Undistributed Net Investment Income.............      18,641,781
                                                              --------------
NET ASSETS..................................................  $1,721,240,741
                                                              ==============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $332,107,888 and
    24,192,399 shares of beneficial interest issued and
    outstanding)............................................  $        13.73
                                                              ==============
  Class II Shares (Based on net assets of $1,389,132,853 and
    101,471,567 shares of beneficial interest issued and
    outstanding)............................................  $        13.69
                                                              ==============

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2004

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $501,152)....  $ 27,193,892
Interest....................................................     1,407,434
                                                              ------------
    Total Income............................................    28,601,326
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     6,995,483
Distribution (12b-1) and Service Fees.......................     2,395,468
Custody.....................................................       103,116
Legal.......................................................        45,561
Trustees' Fees and Related Expenses.........................        30,088
Shareholder Services........................................        15,543
Other.......................................................       353,276
                                                              ------------
    Total Expenses..........................................     9,938,535
    Less Credits Earned on Cash Balances....................        29,393
                                                              ------------
    Net Expenses............................................     9,909,142
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 18,692,184
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $ 97,876,688
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   131,742,516
  End of the Period.........................................   235,614,342
                                                              ------------
Net Unrealized Appreciation During the Period...............   103,871,826
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $201,748,514
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $220,440,698
                                                              ============

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                     FOR THE             FOR THE
                                                                   YEAR ENDED          YEAR ENDED
                                                                DECEMBER 31, 2004   DECEMBER 31, 2003
                                                                -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................     $   18,692,184       $  8,678,570
Net Realized Gain...........................................         97,876,688          6,264,090
Net Unrealized Appreciation During the Period...............        103,871,826        158,524,388
                                                                 --------------       ------------
Change in Net Assets from Operations........................        220,440,698        173,467,048
                                                                 --------------       ------------

Distributions from Net Investment Income:
  Class I Shares............................................         (2,550,689)        (1,589,043)
  Class II Shares...........................................         (6,141,264)        (2,727,309)
                                                                 --------------       ------------
Total Distributions.........................................         (8,691,953)        (4,316,352)
                                                                 --------------       ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........        211,748,745        169,150,696
                                                                 --------------       ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        713,602,283        419,571,136
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................          8,691,953          4,316,352
Cost of Shares Repurchased..................................       (122,018,625)       (88,995,592)
                                                                 --------------       ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........        600,275,611        334,891,896
                                                                 --------------       ------------
TOTAL INCREASE IN NET ASSETS................................        812,024,356        504,042,592
NET ASSETS:
Beginning of the Period.....................................        909,216,385        405,173,793
                                                                 --------------       ------------
End of the Period (Including accumulated undistributed net
  investment income of $18,641,781 and $8,641,791,
  respectively).............................................     $1,721,240,741       $909,216,385
                                                                 ==============       ============

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                  YEAR ENDED DECEMBER 31,
CLASS I SHARES                                                  -----------------------------------------------------------
                                                                 2004         2003         2002          2001         2000
                                                                -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $11.78       $ 9.10       $ 11.42       $11.75       $ 9.31
                                                                ------       ------       -------       ------       ------
  Net Investment Income.....................................       .17          .13           .10          .09          .14
  Net Realized and Unrealized Gain/Loss.....................      1.90         2.66         (2.25)        (.38)        2.57
                                                                ------       ------       -------       ------       ------
Total from Investment Operations............................      2.07         2.79         (2.15)        (.29)        2.71
                                                                ------       ------       -------       ------       ------
Less:
  Distributions from Net Investment Income..................       .12          .11           .08          -0-          .09
  Distributions from Net Realized Gain......................       -0-          -0-           .09          .04          .18
                                                                ------       ------       -------       ------       ------
Total Distributions.........................................       .12          .11           .17          .04          .27
                                                                ------       ------       -------       ------       ------
NET ASSET VALUE, END OF THE PERIOD..........................    $13.73       $11.78       $  9.10       $11.42       $11.75
                                                                ======       ======       =======       ======       ======

Total Return *..............................................    17.76%       30.99%       -19.25%       -2.46%       29.79%
Net Assets at End of the Period (In millions)...............    $332.1       $234.0       $ 128.0       $ 80.9       $ 16.7
Ratio of Expenses to Average Net Assets* (a)................      .61%         .65%          .69%         .81%        1.01%
Ratio of Net Investment Income to Average Net Assets*.......     1.70%        1.65%         1.57%        1.42%        2.49%
Portfolio Turnover..........................................       31%          37%           51%          50%          74%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (a)..............       N/A          N/A           N/A          N/A        2.20%
   Ratio of Net Investment Income/Loss to Average Net
     Assets.................................................       N/A          N/A           N/A          N/A        1.30%

(a) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .06% for the year ended December 31, 2000.

N/A=Not Applicable

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                                               SEPTEMBER 18, 2000
                                                                                                                 (COMMENCEMENT
                                                                    YEAR ENDED DECEMBER 31,                      OF INVESTMENT
CLASS II SHARES                                         ------------------------------------------------         OPERATIONS) TO
                                                          2004          2003         2002          2001        DECEMBER 31, 2000
                                                        -------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD............    $  11.75       $ 9.07       $ 11.39       $11.75             $10.19
                                                        --------       ------       -------       ------             ------
  Net Investment Income.............................         .13          .10           .07          .10                .04
  Net Realized and Unrealized Gain/Loss.............        1.90         2.66         (2.25)        (.42)              1.68
                                                        --------       ------       -------       ------             ------
Total from Investment Operations....................        2.03         2.76         (2.18)        (.32)              1.72
                                                        --------       ------       -------       ------             ------
Less:
  Distributions from Net Investment Income..........         .09          .08           .05          -0-                .08
  Distributions from Net Realized Gain..............         -0-          -0-           .09          .04                .08
                                                        --------       ------       -------       ------             ------
Total Distributions.................................         .09          .08           .14          .04                .16
                                                        --------       ------       -------       ------             ------
NET ASSET VALUE, END OF THE PERIOD..................    $  13.69       $11.75       $  9.07       $11.39             $11.75
                                                        ========       ======       =======       ======             ======

Total Return* (a)...................................      17.43%       30.77%       -19.43%       -2.80%             17.07%**
Net Assets at End of the Period (In millions).......    $1,389.1       $675.2       $ 277.2       $116.2             $ 10.1
Ratio of Expenses to Average Net Assets*............        .86%         .90%          .94%        1.04%              1.20%
Ratio of Net Investment Income to Average Net
  Assets*...........................................       1.47%        1.40%         1.35%        1.19%              2.14%
Portfolio Turnover..................................         31%          37%           51%          50%                74%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..........         N/A          N/A           N/A          N/A              2.38%
   Ratio of Net Investment Income to Average Net
     Assets.........................................         N/A          N/A           N/A          N/A               .96%

**  Non-Annualized

(a) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

N/A=Not Applicable

See Notes to Financial Statements                                             13

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Comstock Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek capital growth and income through investments in equity securities including common and preferred stocks and securities convertible into common and preferred stocks. The Portfolio commenced investment operations on April 30, 1999. The distribution of the Portfolio's Class II Shares commenced on September 18, 2000.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices, or, if not available, their fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At December 31, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $1,480,172,910
                                                              ==============
Gross tax unrealized appreciation...........................  $  240,061,378
Gross tax unrealized depreciation...........................     (11,405,550)
                                                              --------------
Net tax unrealized appreciation on investments..............  $  228,655,828
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended December 31, 2004 and 2003 was as follows:

                                                                   2004          2003
Distributions paid from:
  Ordinary income...........................................    $8,691,953    $4,316,352
  Long-term capital gain....................................           -0-           -0-
                                                                ----------    ----------
                                                                $8,691,953    $4,316,352
                                                                ==========    ==========

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent book and tax differences relating to the Portfolio's

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 continued

investment in other regulated investment companies totaling $241 were reclassified from accumulated undistributed net investment income to accumulated net realized gain.

    As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $18,705,739
Undistributed long-term capital gain........................    $61,822,522

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended December 31, 2004, the Portfolio's custody fee was reduced by $29,393 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Portfolio's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Portfolio for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .60%
Over $500 million...........................................       .55%

    The Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .95% and 1.20% for Classes I and II, respectively. For the year ended December 31, 2004, the Adviser did not voluntarily waive any of its investment advisory fees. This waiver is voluntary and can be discontinued at the Adviser's discretion.

    For the year ended December 31, 2004, the Portfolio recognized expenses of approximately $45,600, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Portfolio. The Adviser allocates the cost of such services to each portfolio. For the year ended December 31, 2004, the Portfolio recognized expenses of approximately $54,000, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2004, the Portfolio recognized expenses of approximately $15,000 representing transfer agent fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $38,912 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2004. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2004, the Portfolio paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $22,537.

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 continued

3. CAPITAL TRANSACTIONS

At December 31, 2004, capital aggregated $264,682,587 and $1,147,438,017 for
Classes I and II, respectively. For the year ended December 31, 2004, transactions were as follows:

                                                                  SHARES         VALUE
Sales:
  Class I...................................................     8,055,109   $ 100,683,444
  Class II..................................................    49,455,677     612,918,839
                                                                ----------   -------------
Total Sales.................................................    57,510,786   $ 713,602,283
                                                                ==========   =============
Dividend Reinvestment:
  Class I...................................................       211,851   $   2,550,689
  Class II..................................................       510,496       6,141,264
                                                                ----------   -------------
Total Dividend Reinvestment.................................       722,347   $   8,691,953
                                                                ==========   =============
Repurchases:
  Class I...................................................    (3,935,467)  $ (48,610,500)
  Class II..................................................    (5,963,105)    (73,408,125)
                                                                ----------   -------------
Total Repurchases...........................................    (9,898,572)  $(122,018,625)
                                                                ==========   =============

    At December 31, 2003, capital aggregated $210,058,954 and $601,786,039 for Classes I and II, respectively. For the year ended December 31, 2003, transactions were as follows:

                                                                  SHARES        VALUE
Sales:
  Class I...................................................    10,527,531   $105,403,362
  Class II..................................................    30,692,183    314,167,774
                                                                ----------   ------------
Total Sales.................................................    41,219,714   $419,571,136
                                                                ==========   ============
Dividend Reinvestment:
  Class I...................................................       179,960   $  1,589,043
  Class II..................................................       309,219      2,727,309
                                                                ----------   ------------
Total Dividend Reinvestment.................................       489,179   $  4,316,352
                                                                ==========   ============
Repurchases:
  Class I...................................................    (4,911,911)  $(49,087,917)
  Class II..................................................    (4,074,055)   (39,907,675)
                                                                ----------   ------------
Total Repurchases...........................................    (8,985,966)  $(88,995,592)
                                                                ==========   ============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $885,260,921 and $356,575,022, respectively.

5. DISTRIBUTION AND SERVICE PLANS

The Portfolio has adopted a distribution plan with respect to its Class II Shares pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The plans govern payments for: the distribution of the Portfolio's Class II Shares, ongoing shareholder services and maintenance of shareholder accounts with respect to its Class II Shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares.

    Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid quarterly.

6. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust Comstock Portfolio:

    We have audited the accompanying statement of assets and liabilities of Van Kampen Life Investment Trust Comstock Portfolio (the "Portfolio"), including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Comstock Portfolio at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
February 4, 2005

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, NY 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, NY 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1173
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Portfolio during its taxable year ended December 31, 2004. For corporate shareholders, 100% of the distributions qualify for the dividend received deductions. In January, the Portfolio provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (59)            Trustee      Trustee     Chairman and Chief             83       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

Jerry D. Choate (66)          Trustee      Trustee     Prior to January 1999,         81       Trustee/Director/Managing
33971 Selva Road                           since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

Rod Dammeyer (64)             Trustee      Trustee     President of CAC, L.L.C.,      83       Trustee/Director/Managing
CAC, L.L.C.                                since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Stericycle,
San Diego, CA 92122-6223                               advisory services. Prior                Inc., Ventana Medical
                                                       to February 2001, Vice                  Systems, Inc., and GATX
                                                       Chairman and Director of                Corporation, and Trustee
                                                       Anixter International,                  of The Scripps Research
                                                       Inc., a global                          Institute and the
                                                       distributor of wire,                    University of Chicago
                                                       cable and communications                Hospitals and Health
                                                       connectivity products.                  Systems. Prior to January
                                                       Prior to July 2000,                     2004, Director of
                                                       Managing Partner of                     TeleTech Holdings Inc.
                                                       Equity Group Corporate                  and Arris Group, Inc.
                                                       Investment (EGI), a                     Prior to May 2002,
                                                       company that makes                      Director of Peregrine
                                                       private investments in                  Systems Inc. Prior to
                                                       other companies.                        February 2001, Director
                                                                                               of IMC Global Inc. Prior
                                                                                               to July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM).

Linda Hutton Heagy (56)       Trustee      Trustee     Managing Partner of            81       Trustee/Director/Managing
Heidrick & Struggles                       since 1998  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

TRUSTEE AND OFFICER INFORMATION continued

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (52)         Trustee      Trustee     Director and President of      81       Trustee/Director/Managing
1744 R Street, NW                          since 1998  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (69)            Trustee      Trustee     Prior to 1998, President       83       Trustee/Director/Managing
736 North Western Avenue                   since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

Jack E. Nelson (68)           Trustee      Trustee     President of Nelson            81       Trustee/Director/Managing
423 Country Club Drive                     since 1998  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (64)     Trustee      Trustee     President Emeritus and         83       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           81       Trustee/Director/Managing
(63)                                       since 1999  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004 and Director
                                                       Operating Officer from                  of Neurogen Corporation,
                                                       1993 to 2001. Director of               a pharmaceutical company,
                                                       the Institute for Defense               since January 1998.
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (51)       Trustee,     Trustee     President and Chief            81       Trustee/Director/Managing
1221 Avenue of the Americas   President    since       Executive Officer of                    General Partner of funds
New York, NY 10020            and Chief    1999;       funds in the Fund                       in the Fund Complex.
                              Executive    President   Complex. Chairman,
                              Officer      and Chief   President, Chief
                                           Executive   Executive Officer and
                                           Officer     Director of the Adviser
                                           since 2003  and Van Kampen Advisors
                                                       Inc. since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

Richard F. Powers, III* (58)  Trustee      Trustee     Advisory Director of           83       Trustee/Director/Managing
1 Parkview Plaza                           since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (65)         Trustee      Trustee     Partner in the law firm        83       Trustee/Director/Managing
333 West Wacker Drive                      since 1998  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the
                                                       Fund Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates. Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stefanie V. Chang (38)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Secretary            since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Amy R. Doberman (42)          Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                   and the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex as of August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeitus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

TRUSTEE AND OFFICER INFORMATION continued

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

James W. Garrett (36)         Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Treasurer            since 2005  Chief Financial Officer and Treasurer of the Morgan Stanley
New York, NY 10020                                                 Institutional Funds since 2002 and funds in the Fund Complex since January 2005.

Joseph J. McAlinden (62)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020            Investment Officer                   Investment Management Inc. and Director of Morgan Stanley
                                                                   Trust for over 5 years. Executive Vice President and Chief
                                                                   Investment Officer of funds in the Fund Complex. Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc. since
                                                                   December 2002.

Ronald E. Robison (66)        Executive Vice           Officer     Principal Executive Officer of funds in the Fund Complex
1221 Avenue of the Americas   President and            since 2003  since May 2003. Chief Executive Officer and Chairman of
New York, NY 10020            Principal Executive                  Investor Services. Executive Vice President and Principal
                              Officer                              Executive Officer of funds in the Fund Complex. Managing
                                                                   Director of Morgan Stanley. Chief Administrative Officer,
                                                                   Managing Director and Director of Morgan Stanley Investment
                                                                   Advisors Inc., Morgan Stanley Services Company Inc. and
                                                                   Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. Chief Executive Officer and Director of
                                                                   Morgan Stanley Trust. Executive Vice President and Principal
                                                                   Executive Officer of the Institutional and Retail Morgan
                                                                   Stanley Funds; Director of Morgan Stanley SICAV; previously
                                                                   Chief Global Operations Officer and Managing Director of
                                                                   Morgan Stanley Investment Management Inc.

John L. Sullivan (49)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1998  August 2004. Director and Managing Director of Van Kampen
Oakbrook Terrace, IL 60181                                         Investments, the Adviser, Van Kampen Advisors Inc. and
                                                                   certain other subsidiaries of Van Kampen Investments. Prior
                                                                   August 2004, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management. Prior
                                                                   to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2004 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC.
LIT ANR COM 3/05 RN05-00156P-Y12/04
                                                   (VAN KAMPEN INVESTMENTS LOGO)

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Emerging Growth Portfolio performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2004.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 12/31/04

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your portfolio's performance to that of the Russell 1000(R) Growth Index from 7/31/95 through 12/31/04 for Class I shares.
(LINE GRAPH)

                                                               VAN KAMPEN LIT EMERGING GROWTH
                                                                         PORTFOLIO                  RUSSELL 1000 GROWTH INDEX
                                                               ------------------------------       -------------------------
7/95                                                                       10000                              10000
                                                                           10378                              10472
12/95                                                                      10783                              10948
                                                                           11547                              11536
6/96                                                                       12606                              12270
                                                                           13057                              12712
12/96                                                                      12578                              13480
                                                                           11556                              13552
6/97                                                                       13674                              16115
                                                                           16068                              17327
12/97                                                                      15147                              17590
                                                                           17529                              20255
6/98                                                                       18506                              21175
                                                                           16277                              19252
12/98                                                                      20836                              24400
                                                                           23793                              25952
6/99                                                                       25414                              26951
                                                                           26520                              25965
12/99                                                                      42585                              32495
                                                                           53411                              34809
6/00                                                                       47557                              33869
                                                                           50844                              32047
12/00                                                                      38260                              25205
                                                                           29437                              19937
6/01                                                                       29992                              21616
                                                                           23827                              17420
12/01                                                                      26211                              20058
                                                                           24835                              19538
6/02                                                                       21405                              15890
                                                                           18188                              13499
12/02                                                                      17697                              14464
                                                                           17799                              14309
6/03                                                                       20070                              16357
                                                                           20561                              16996
12/03                                                                      22536                              18766
                                                                           22805                              18912
6/04                                                                       23073                              19279
                                                                           21961                              18273
12/04                                                                      24121                              19948

AVERAGE ANNUAL TOTAL RETURNS

 ---------------------------------------------------------------------------
 AVERAGE ANNUAL                CLASS I SHARES         CLASS II SHARES
 TOTAL RETURNS                 since 7/03/95           since 9/18/00

 Since Inception                   10.67%                 -15.57%

 5-year                           -10.75                      --

 1-year                             7.03                    6.78
 ---------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower.

The Russell 1000(R) Growth Index is generally representative of the U.S. market for large-capitalization growth stocks. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2004

Van Kampen Life Investment Trust -- Emerging Growth Portfolio is managed by the Adviser's Multi-Cap Growth team.(1) Current members include Gary Lewis, Managing Director of the Adviser; Dudley Brickhouse, Janet Luby, David Walker, Executive Directors of the Adviser; Matthew Hart and Scott Miller, Vice Presidents of the Adviser.

MARKET CONDITIONS

For most of 2004 growth investors encountered a very choppy market environment. The economy continued to expand steadily, and many companies reported strong earnings. However, positive news about individual stocks were often overshadowed by broader economic or political concerns.

One of the most significant concerns was the skyrocketing price of oil, which rose throughout most of the year and surpassed $55 per barrel in late October. Another important influence was the Federal Reserve's series of interest-rate hikes, totaling five quarter-point increases between June 30 and December 31. Other factors weighing on the market included ongoing violence in Iraq; terrorist attacks along with the threat of future attacks; and uncertainty surrounding the close November U.S. presidential race.

The market, however, began rallying sharply in late October as oil prices declined from their highs, falling below $44 per barrel by year-end. The market rose even further after November 2, as investors cheered the decisive election outcome. Against this backdrop, growth stocks performed well, earning the majority of their return for the year in the final two months of 2004. Still, for the full year, large-cap growth stocks underperformed both small-cap growth stocks as well as large-cap value stocks.

PERFORMANCE ANALYSIS

Van Kampen LIT--Emerging Growth Portfolio returned 7.03 percent (Class I shares) during the 12-month period, outperforming the Russell 1000(R) Growth Index, which returned 6.30 percent.

The portfolio benefited most from our stock selection in the technology sector--historically an area of success for our management team but which had become difficult during the recent bear market. It was also difficult during the summer when a number of tech companies reported weaker-than-expected quarterly earnings. As the period progressed, however, our focus on innovative companies with high-quality fundamentals greatly added to results.

Chief among these names was Apple Computer. Apple enjoyed enormous success with its iPod digital music player, which led to strong earnings growth for the company. Investors also hoped that the iPod's success would create a "halo effect," spurring increased sales of its other products, especially personal computers.

Also in technology, the portfolio benefited from investments in Yahoo!, the leading Internet portal, and eBay, the online auction house. Both of these companies, longtime holdings in the portfolio, continued to benefit from their strong business plan execution, ability to expand their user base and product offerings, and increasingly dominant position in international markets.

Performance also was helped by stock selection in the health care and consumer discretionary sectors, as well as an overweighting in the energy sector, which benefited from rising oil prices during the year. In health care, UnitedHealth Group was one of the portfolio's top contributors. Investors rewarded the company for its strong competitive position in the managed care industry, continued pricing strength, capable management team and continued moderate cost inflation that kept earnings high. Biopharmaceutical maker Biogen IDEC also performed well, benefiting from the Food and Drug Administration's decision to place the company's innovative new multiple sclerosis drug on the fast track for approval, which was ultimately given in November.

In the consumer discretionary sector, the portfolio was helped by positions in omnipresent coffeehouse chain Starbucks and hotel company Starwood Hotels and Resorts Worldwide. Starbucks benefited from the steady expansion of its store base, while Starwood gained from the travel industry's continued recovery from its recent downturn.

On the negative side, the portfolio's position in wireless communications service provider Nextel Communications

(1)Team members may change at any time without notice.

TOTAL RETURN FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2004

----------------------------------------------
                              RUSSELL
                              1000(R)
      CLASS I   CLASS II   GROWTH INDEX
       7.03%     6.78%         6.30%
----------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE PERFORMANCE SUMMARY FOR ADDITIONAL PERFORMANCE INFORMATION.

The performance for the two share classes varies because each has different expenses. The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance.

hampered performance. Nextel faced such challenges as a potential slowing in revenue per subscriber and questions about its bid for additional wireless bandwidth, which the company needed to stay competitive. We sold from the portfolio in response to these concerns. In hindsight, however, our sale was too early, as Nextel shares rose following the company's announced merger agreement with rival Sprint.

Underweightings in the materials and financial sectors also detracted from performance. We underweighted materials in the portfolio because we were concerned that recent gains in commodity prices were unsustainable. However, these prices actually remained high for longer than we expected. In financials, investors concluded that concerns about deteriorating consumer credit, a potential housing "bubble" and higher interest rates were already priced into stock valuations. Accordingly, the sector performed better than anticipated, and being under-represented hurt the portfolio's relative performance.

The portfolio also was dragged down by a position in pharmaceutical maker Pfizer, which, along with its competitors, has faced costly litigation. Also, Pfizer was negatively affected by Merck's decision to remove its Vioxx pain-management drug from the market. At first investors decided that this move would help Pfizer's competing product, Celebrex. Toward the end of the period, however, the entire class of drugs faced safety questions, sending Pfizer shares lower. At year's end, the portfolio continued to own a small position in Pfizer because we believed that the company remained fairly strong fundamentally and because much of the bad news surrounding the company appeared to be already priced into the stock.

We remain cautiously optimistic about the market environment for our style of growth investing. We maintain continued favorable outlooks for the economy along with corporate earnings. Oil prices are well below their highs, which should help both consumers and corporations. Finally, companies have accumulated substantial amounts of cash on their balance sheets that can be used for investment or shareholder-friendly initiatives such as share buybacks or dividend payments. Uncertainties include the upcoming Iraqi elections, whether inflation will remain modest and the Fed's interest-rate policy. Finally, we note that the current valuation gap between growth and value stocks is historically wide, which gives us additional cause for optimism.

Whatever happens in the market, we will follow our investment discipline. We seek companies that show accelerating growth or more growth than the overall economy, and that have rising earnings expectations or rising valuations.

There is no guarantee that any securities will continue to perform well or be held by the portfolio in the future.

TOP 10 HOLDINGS AS OF 12/31/04
UBS Securities                                       7.5%
eBay, Inc.                                           2.2
Exxon Mobil Corp.                                    2.0
Apple Computer, Inc.                                 1.8
UnitedHealth Group, Inc.                             1.7
Yahoo!, Inc.                                         1.7
Microsoft Corp.                                      1.7
Home Depot, Inc.                                     1.6
Dell, Inc.                                           1.6
Bank of America Corp.                                1.6

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF 12/31/04
Pharmaceuticals                                      5.8%
Systems Software                                     5.7
Communications Equipment                             4.9
Semiconductors                                       4.7
Biotechnology                                        3.7
Computer Hardware                                    3.3
Health Care Equipment                                3.2
Internet Software & Services                         2.8
Industrial Conglomerates                             2.8
Integrated Oil & Gas                                 2.6
Aerospace & Defense                                  2.5
Restaurants                                          2.4
Diversified Banks                                    2.4
Managed Health Care                                  2.4
Internet Retail                                      2.2
Hotels                                               2.2
Application Software                                 2.1
Industrial Machinery                                 2.1
Consumer Finance                                     2.0
Oil & Gas Exploration & Production                   1.9
Home Improvement Retail                              1.7
Railroads                                            1.4
Movies & Entertainment                               1.4
Diversified Chemicals                                1.4
Computer Storage & Peripherals                       1.4
Oil & Gas Equipment & Services                       1.2
IT Consulting & Other Services                       1.2
Packaged Foods                                       1.2
Air Freight & Couriers                               1.1
Footwear                                             1.0
General Merchandise Stores                           1.0
Specialty Stores                                     1.0
Hypermarkets & Super Centers                         0.9
Semiconductor Equipment                              0.9
Apparel Retail                                       0.8
Investment Banking & Brokerage                       0.8
Building Products                                    0.7
Homebuilding                                         0.7
Other Diversified Financial Services                 0.7
Broadcasting & Cable TV                              0.7
Apparel & Accessories                                0.7
Health Care Services                                 0.7
Steel                                                0.6
Department Stores                                    0.6
Household Appliances                                 0.6
Fertilizers & Agricultural Chemicals                 0.6
Household Products                                   0.6
Specialized Finance                                  0.6
Electrical Components & Equipment                    0.6
Casinos & Gaming                                     0.5
Consumer Electronics                                 0.5
Personal Products                                    0.5
Asset Management & Custody Banks                     0.5
Integrated Telecommunication Services                0.5
Electric Utilities                                   0.5
Agricultural Products                                0.4
Diversified Metals & Mining                          0.4
Publishing                                           0.3
Thrifts & Mortgage Finance                           0.0
                                                   -----
Total Long-Term Investments                         92.6%
Short-Term Investments                               7.5
Liabilities in Excess of Other Assets               -0.2
                                                   -----
Total Net Assets                                   100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Holdings and Summary of Investments by Industry Classification are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the portfolio's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of the portfolio's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

The portfolio policies and procedures with respect to the voting of proxies relating to the portfolio's securities and information on how the portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/01/04-12/31/04.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                BEGINNING         ENDING         EXPENSES PAID
                                                              ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                              -------------------------------------------------
                                                                 7/1/04          12/31/04       7/1/04-12/31/04
Class I
  Actual....................................................    $1,000.00        $1,045.40           $4.01
  Hypothetical..............................................     1,000.00         1,021.24            3.96
  (5% annual return before expenses)
Class II
  Actual....................................................     1,000.00         1,044.04            5.29
  Hypothetical..............................................     1,000.00         1,019.94            5.23
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.78% and 1.03%, for Class I, and II Shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
COMMON STOCKS  92.6%
AEROSPACE & DEFENSE  2.5%
L-3 Communications Holdings,
  Inc. .............................    35,000     $  2,563,400
Lockheed Martin Corp. ..............    80,000        4,444,000
Precision Castparts Corp. ..........    20,000        1,313,600
United Technologies Corp. ..........    40,000        4,134,000
                                                   ------------
                                                     12,455,000
                                                   ------------
AGRICULTURAL PRODUCTS  0.4%
Archer-Daniels-Midland Co. .........    95,000        2,119,450
                                                   ------------
AIR FREIGHT & COURIERS  1.1%
FedEx Corp. ........................    55,000        5,416,950
                                                   ------------

APPAREL & ACCESSORIES  0.7%
Coach, Inc. (a).....................    60,000        3,384,000
                                                   ------------
APPAREL RETAIL  0.8%
American Eagle Outfitters, Inc. ....    55,000        2,590,500
Urban Outfitters, Inc. (a)..........    35,000        1,554,000
                                                   ------------
                                                      4,144,500
                                                   ------------
APPLICATION SOFTWARE  2.1%
Autodesk, Inc. .....................   190,000        7,210,500
SAP AG--ADR (Germany)...............    75,000        3,315,750
                                                   ------------
                                                     10,526,250
                                                   ------------
ASSET MANAGEMENT & CUSTODY BANKS  0.5%
Franklin Resources, Inc. ...........    35,000        2,437,750
                                                   ------------

BIOTECHNOLOGY  3.7%
Amgen, Inc. (a).....................    80,000        5,132,000
Biogen Idec, Inc. (a)...............    75,000        4,995,750
Cephalon, Inc. (a)..................    25,000        1,272,000
Gilead Sciences, Inc. (a)...........   115,000        4,023,850
MedImmune, Inc. (a).................    95,000        2,575,450
                                                   ------------
                                                     17,999,050
                                                   ------------
BROADCASTING & CABLE TV  0.7%
XM Satellite Radio Holdings, Inc.,
  Class A (a).......................    90,000        3,385,800
                                                   ------------
BUILDING PRODUCTS  0.7%
Masco Corp. ........................    95,000        3,470,350
                                                   ------------

CASINOS & GAMING  0.5%
Las Vegas Sands Corp. (a)...........    13,100          628,800
Wynn Resorts, Ltd. (a)..............    30,000        2,007,600
                                                   ------------
                                                      2,636,400
                                                   ------------
COMMUNICATIONS EQUIPMENT  4.9%
Cisco Systems, Inc. (a).............   115,000        2,219,500
Comverse Technology, Inc. (a).......   115,000        2,811,750
Harris Corp. .......................    30,000        1,853,700
Juniper Networks, Inc. (a)..........   170,000        4,622,300
Motorola, Inc. .....................   195,000        3,354,000
Nokia Corp.--ADR (Finland)..........   230,000        3,604,100
QUALCOMM, Inc. .....................   135,000        5,724,000
                                                   ------------
                                                     24,189,350
                                                   ------------
COMPUTER HARDWARE  3.3%
Apple Computer, Inc. (a)............   135,000        8,694,000
Dell, Inc. (a)......................   185,000        7,795,900
                                                   ------------
                                                     16,489,900
                                                   ------------
COMPUTER STORAGE & PERIPHERALS  1.4%
ATI Technologies, Inc. (Canada)
  (a)...............................    60,000        1,163,400
EMC Corp. (a).......................   190,000        2,825,300

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS (CONTINUED)
Network Appliance, Inc. (a).........    80,000     $  2,657,600
                                                   ------------
                                                      6,646,300
                                                   ------------
CONSUMER ELECTRONICS  0.5%
Harman International Industries,
  Inc. .............................    20,000        2,540,000
                                                   ------------

CONSUMER FINANCE  2.0%
American Express Co. ...............    90,000        5,073,300
Capital One Financial Corp. ........    55,000        4,631,550
                                                   ------------
                                                      9,704,850
                                                   ------------
DEPARTMENT STORES  0.6%
J.C. Penney Co., Inc. ..............    75,000        3,105,000
                                                   ------------

DIVERSIFIED BANKS  2.4%
Bank of America Corp. ..............   165,000        7,753,350
Wachovia Corp. .....................    75,000        3,945,000
                                                   ------------
                                                     11,698,350
                                                   ------------
DIVERSIFIED CHEMICALS  1.4%
Dow Chemical Co. ...................    95,000        4,703,450
Lyondell Chemical Co. ..............    75,000        2,169,000
                                                   ------------
                                                      6,872,450
                                                   ------------
DIVERSIFIED METALS & MINING  0.4%
Peabody Energy Corp. ...............    25,000        2,022,750
                                                   ------------

ELECTRIC UTILITIES  0.5%
Exelon Corp. .......................    55,000        2,423,850
                                                   ------------

ELECTRICAL COMPONENTS & EQUIPMENT  0.6%
Rockwell Automation, Inc. ..........    55,000        2,725,250
                                                   ------------

FERTILIZERS & AGRICULTURAL CHEMICALS  0.6%
Monsanto Co. .......................    55,000        3,055,250
                                                   ------------

FOOTWEAR  1.0%
Nike, Inc., Class B.................    55,000        4,987,950
                                                   ------------

GENERAL MERCHANDISE STORES  1.0%
Target Corp. .......................    95,000        4,933,350
                                                   ------------

HEALTH CARE EQUIPMENT  3.2%
Becton, Dickinson & Co. ............    50,000        2,840,000
Biomet, Inc. .......................    80,000        3,471,200
C.R. Bard, Inc. ....................    40,000        2,559,200
Cytyc Corp. (a).....................    75,000        2,067,750
Kinetic Concepts, Inc. (a)..........    25,000        1,907,500
St. Jude Medical, Inc. (a)..........    70,000        2,935,100
                                                   ------------
                                                     15,780,750
                                                   ------------
HEALTH CARE SERVICES  0.7%
Quest Diagnostics, Inc. ............    35,000        3,344,250
                                                   ------------

HOME IMPROVEMENT RETAIL  1.7%
Home Depot, Inc. ...................   190,000        8,120,600
                                                   ------------

HOMEBUILDING  0.7%
Toll Brothers, Inc. (a).............    50,000        3,430,500
                                                   ------------

HOTELS  2.2%
Carnival Corp. .....................    80,000        4,610,400
Starwood Hotels & Resorts Worldwide,
  Inc. .............................   105,000        6,132,000
                                                   ------------
                                                     10,742,400
                                                   ------------

See Notes to Financial Statements                                              7

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 continued

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
HOUSEHOLD APPLIANCES  0.6%
Black & Decker Corp. ...............    35,000     $  3,091,550
                                                   ------------

HOUSEHOLD PRODUCTS  0.6%
Procter & Gamble Co. ...............    55,000        3,029,400
                                                   ------------
HYPERMARKETS & SUPER CENTERS  0.9%
Costco Wholesale Corp. .............    95,000        4,598,950
                                                   ------------
INDUSTRIAL CONGLOMERATES  2.8%
General Electric Co. ...............   190,000        6,935,000
Textron, Inc. ......................    35,000        2,583,000
Tyco International, Ltd.
  (Bermuda).........................   115,000        4,110,100
                                                   ------------
                                                     13,628,100
                                                   ------------
INDUSTRIAL MACHINERY  2.1%
Danaher Corp. ......................    80,000        4,592,800
Eaton Corp. ........................    55,000        3,979,800
Parker Hannifin Corp. ..............    20,000        1,514,800
                                                   ------------
                                                     10,087,400
                                                   ------------
INTEGRATED OIL & GAS  2.6%
Exxon Mobil Corp. ..................   190,000        9,739,400
Occidental Petroleum Corp. .........    55,000        3,209,800
                                                   ------------
                                                     12,949,200
                                                   ------------
INTEGRATED TELECOMMUNICATION SERVICES  0.5%
Verizon Communications, Inc. .......    60,000        2,430,600
                                                   ------------

INTERNET RETAIL  2.2%
eBay, Inc. (a)......................    95,000       11,046,600
                                                   ------------
INTERNET SOFTWARE & SERVICES  2.8%
Google, Inc., Class A (a)...........    15,000        2,896,500
VeriSign, Inc. (a)..................    75,000        2,514,000
Yahoo!, Inc. (a)....................   220,000        8,289,600
                                                   ------------
                                                     13,700,100
                                                   ------------
INVESTMENT BANKING & BROKERAGE  0.8%
Bear Stearns Co., Inc. .............    40,000        4,092,400
                                                   ------------

IT CONSULTING & OTHER SERVICES  1.2%
Cognizant Technology Solutions
  Corp., Class A (a)................    75,000        3,174,750
Infosys Technologies, Ltd.-- ADR
  (India)...........................    40,000        2,772,400
                                                   ------------
                                                      5,947,150
                                                   ------------
MANAGED HEALTH CARE  2.4%
Aetna, Inc. ........................    25,000        3,118,750
UnitedHealth Group, Inc. ...........    97,000        8,538,910
                                                   ------------
                                                     11,657,660
                                                   ------------
MOVIES & ENTERTAINMENT  1.4%
News Corp., Ltd. ...................   195,000        3,744,000
Walt Disney Co. ....................   115,000        3,197,000
                                                   ------------
                                                      6,941,000
                                                   ------------
OIL & GAS EQUIPMENT & SERVICES  1.2%
Baker Hughes, Inc. .................    75,000        3,200,250
Weatherford International, Ltd.
  (a)...............................    55,000        2,821,500
                                                   ------------
                                                      6,021,750
                                                   ------------
OIL & GAS EXPLORATION & PRODUCTION  1.9%
Burlington Resources, Inc. .........   115,000        5,002,500
Devon Energy Corp. .................    60,000        2,335,200
Ultra Petroleum Corp. (a)...........    40,000        1,925,200
                                                   ------------
                                                      9,262,900
                                                   ------------

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES  0.7%
Chicago Mercantile Exchange.........    15,000     $  3,430,500
                                                   ------------

PACKAGED FOODS  1.2%
Hershey Foods Corp. ................    50,000        2,777,000
Kellogg Co. ........................    70,000        3,126,200
                                                   ------------
                                                      5,903,200
                                                   ------------
PERSONAL PRODUCTS  0.5%
Gillette Co. .......................    55,000        2,462,900
                                                   ------------

PHARMACEUTICALS  5.8%
GlaxoSmithKline PLC--ADR (United
  Kingdom)..........................    55,000        2,606,450
Johnson & Johnson...................   110,000        6,976,200
Novartis AG--ADR (Switzerland)......    80,000        4,043,200
Pfizer, Inc. .......................    85,000        2,285,650
Roche Holdings, Inc.--ADR
  (Switzerland).....................    45,000        5,180,283
Teva Pharmaceutical Industries,
  Ltd.--ADR (Israel)................    80,000        2,388,800
Wyeth, Inc. ........................   125,000        5,323,750
                                                   ------------
                                                     28,804,333
                                                   ------------
PUBLISHING  0.3%
Getty Images, Inc. (a)..............    20,000        1,377,000
                                                   ------------

RAILROADS  1.4%
Burlington Northern Santa Fe
  Corp. ............................    75,000        3,548,250
Norfolk Southern Corp. .............    95,000        3,438,050
                                                   ------------
                                                      6,986,300
                                                   ------------
RESTAURANTS  2.4%
McDonald's Corp. ...................   115,000        3,686,900
Starbucks Corp. (a).................    90,000        5,612,400
Yum! Brands, Inc. ..................    55,000        2,594,900
                                                   ------------
                                                     11,894,200
                                                   ------------
SEMICONDUCTOR EQUIPMENT  0.9%
Applied Materials, Inc. (a).........   260,000        4,446,000
                                                   ------------

SEMICONDUCTORS  4.7%
Broadcom Corp., Class A (a).........   145,000        4,680,600
Cree, Inc. (a)......................    60,000        2,404,800
Intel Corp. ........................   230,000        5,379,700
Marvell Technology Group, Ltd.
  (Bermuda) (a).....................   150,000        5,320,500
Texas Instruments, Inc. ............   225,000        5,539,500
                                                   ------------
                                                     23,325,100
                                                   ------------
SPECIALIZED FINANCE  0.6%
CIT Group, Inc. ....................    60,000        2,749,200
                                                   ------------

SPECIALTY STORES  1.0%
Staples, Inc. ......................   140,000        4,719,400
                                                   ------------

STEEL  0.6%
Nucor Corp. ........................    60,000        3,140,400
                                                   ------------

SYSTEMS SOFTWARE  5.7%
Adobe Systems, Inc. ................   110,000        6,901,400
McAfee, Inc. (a)....................    95,000        2,748,350
Microsoft Corp. ....................   305,000        8,146,550
NCR Corp. (a).......................    40,000        2,769,200

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 continued

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
SYSTEMS SOFTWARE (CONTINUED)
Oracle Corp. (a)....................   340,000     $  4,664,800
Symantec Corp. (a)..................   115,000        2,962,400
                                                   ------------
                                                     28,192,700
                                                   ------------

THRIFTS & MORTGAGE FINANCE  0.0%
Countrywide Financial Corp. ........         1               37
                                                   ------------

TOTAL LONG-TERM INVESTMENTS  92.6%
  (Cost $374,585,874)..........................     456,704,630

DESCRIPTION                                           VALUE
---------------------------------------------------------------
---------------------------------------------------------------
REPURCHASE AGREEMENT  7.6%
UBS Securities LLC ($37,202,000 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  1.58%, dated 12/31/04, to be sold on 01/03/05
  at $37,206,898)
  (Cost $37,202,000)...........................    $ 37,202,000
                                                   ------------

TOTAL INVESTMENTS  100.2%
  (Cost $411,787,874)..........................     493,906,630
LIABILITIES IN EXCESS OF OTHER
  ASSETS  (0.2%)...............................        (944,510)
                                                   ------------

NET ASSETS  100.0%.............................    $492,962,120
                                                   ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2004

ASSETS:
Total Investments (Cost $411,787,874).......................    $  493,906,630
Cash........................................................            25,305
Receivables:
  Investments Sold..........................................         1,357,476
  Portfolio Shares Sold.....................................           767,039
  Dividends.................................................           481,350
  Interest..................................................             1,633
Other.......................................................            84,581
                                                                --------------
    Total Assets............................................       496,624,014
                                                                --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................         1,578,113
  Portfolio Shares Repurchased..............................         1,466,370
  Investment Advisory Fee...................................           290,534
  Distributor and Affiliates................................           110,055
Trustees' Deferred Compensation and Retirement Plans........           118,215
Accrued Expenses............................................            98,607
                                                                --------------
    Total Liabilities.......................................         3,661,894
                                                                --------------
NET ASSETS..................................................    $  492,962,120
                                                                ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................    $  802,872,717
Net Unrealized Appreciation.................................        82,118,756
Accumulated Undistributed Net Investment Income.............           494,428
Accumulated Net Realized Loss...............................      (392,523,781)
                                                                --------------
NET ASSETS..................................................    $  492,962,120
                                                                ==============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $235,323,292 and
  9,044,214 shares of beneficial interest issued and
  outstanding)..............................................    $        26.02
                                                                ==============
  Class II Shares (Based on net assets of $257,638,828 and
  9,971,873 shares of beneficial interest issued and
  outstanding)..............................................    $        25.84
                                                                ==============

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2004

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $20,854).....    $  4,434,382
Interest....................................................         411,470
                                                                ------------
    Total Income............................................       4,845,852
                                                                ------------
EXPENSES:
Investment Advisory Fee.....................................       3,335,288
Distribution (12b-1) and Service Fees.......................         580,979
Custody.....................................................          56,119
Trustees' Fees and Related Expenses.........................          24,861
Legal.......................................................          22,277
Shareholder Services........................................          17,598
Other.......................................................         219,571
                                                                ------------
    Total Expenses..........................................       4,256,693
    Less Credits Earned on Cash Balances....................             617
                                                                ------------
    Net Expenses............................................       4,256,076
                                                                ------------
NET INVESTMENT INCOME.......................................    $    589,776
                                                                ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................    $ 41,073,671
                                                                ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................      92,283,218
  End of the Period.........................................      82,118,756
                                                                ------------
Net Unrealized Depreciation During the Period...............     (10,164,462)
                                                                ------------
NET REALIZED AND UNREALIZED GAIN............................    $ 30,909,209
                                                                ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $ 31,498,985
                                                                ============

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                     FOR THE                 FOR THE
                                                                   YEAR ENDED              YEAR ENDED
                                                                DECEMBER 31, 2004       DECEMBER 31, 2003
                                                                -----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income/Loss..................................      $     589,776           $  (1,499,575)
Net Realized Gain...........................................         41,073,671              11,668,788
Net Unrealized Appreciation/Depreciation During the
  Period....................................................        (10,164,462)             87,040,327
                                                                  -------------           -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........         31,498,985              97,209,540
                                                                  -------------           -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        100,806,542             152,949,350
Cost of Shares Repurchased..................................       (121,920,660)           (120,970,085)
                                                                  -------------           -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........        (21,114,118)             31,979,265
                                                                  -------------           -------------
TOTAL INCREASE IN NET ASSETS................................         10,384,867             129,188,805
NET ASSETS:
Beginning of the Period.....................................        482,577,253             353,388,448
                                                                  -------------           -------------
End of the Period (Including accumulated undistributed net
  investment income of $494,428 and ($95,483),
  respectively).............................................      $ 492,962,120           $ 482,577,253
                                                                  =============           =============

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                   YEAR ENDED DECEMBER 31,
CLASS I SHARES                                                  -------------------------------------------------------------
                                                                 2004         2003         2002          2001          2000
                                                                -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $24.31       $19.09       $ 28.36       $ 41.44       $ 46.22
                                                                ------       ------       -------       -------       -------
  Net Investment Income/Loss................................       .06(a)      (.06)(a)      (.04)(a)       .08           .04
  Net Realized and Unrealized Gain/Loss.....................      1.65         5.28         (9.15)       (13.13)        (4.67)
                                                                ------       ------       -------       -------       -------
Total from Investment Operations............................      1.71         5.22         (9.19)       (13.05)        (4.63)
                                                                ------       ------       -------       -------       -------
Less:
  Distributions from Net Investment Income..................       -0-          -0-           .08           .03           -0-
  Distributions from Net Realized Gain......................       -0-          -0-           -0-           -0-           .15
                                                                ------       ------       -------       -------       -------
Total Distributions.........................................       -0-          -0-           .08           .03           .15
                                                                ------       ------       -------       -------       -------
NET ASSET VALUE, END OF THE PERIOD..........................    $26.02       $24.31       $ 19.09       $ 28.36       $ 41.44
                                                                ======       ======       =======       =======       =======

Total Return................................................     7.03%       27.34%       -32.48%       -31.49%       -10.15%
Net Assets at End of the Period (In millions)...............    $235.3       $263.5       $ 229.3       $ 398.4       $ 602.6
Ratio of Expenses to Average Net Assets.....................      .77%         .77%          .78%          .76%          .75%
Ratio of Net Investment Income/Loss to Average Net Assets...      .23%        (.27%)        (.15%)         .26%          .09%
Portfolio Turnover..........................................      174%         170%          234%          174%          108%

(a) Based on average shares outstanding.

See Notes to Financial Statements                                             13

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                                               SEPTEMBER 18, 2000
                                                                                                                 (COMMENCEMENT
                                                                     YEAR ENDED DECEMBER 31,                     OF INVESTMENT
CLASS II SHARES                                          -----------------------------------------------         OPERATIONS) TO
                                                          2004         2003         2002          2001         DECEMBER 31, 2000
                                                         ------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.............    $24.20       $19.05       $ 28.30       $ 41.41            $ 53.39
                                                         ------       ------       -------       -------            -------
  Net Investment Income/Loss.........................       -0-**(a)    (.11)(a)      (.09)(a)      (.03)               .01
  Net Realized and Unrealized Gain/Loss..............      1.64         5.26         (9.15)       (13.08)            (11.99)
                                                         ------       ------       -------       -------            -------
Total from Investment Operations.....................      1.64         5.15         (9.24)       (13.11)            (11.98)
Less Distributions from Net Investment Income........       -0-          -0-           .01           -0-                -0-
                                                         ------       ------       -------       -------            -------
NET ASSET VALUE, END OF THE PERIOD...................    $25.84       $24.20       $ 19.05       $ 28.30            $ 41.41
                                                         ======       ======       =======       =======            =======

Total Return (b).....................................     6.78%       27.03%       -32.65%       -31.66%            -22.44%*
Net Assets at End of the Period (In millions)........    $257.6       $219.1       $ 124.1       $ 121.6            $  51.5
Ratio of Expenses to Average Net Assets..............     1.02%        1.02%         1.03%         1.01%              1.00%
Ratio of Net Investment Income/Loss to Average Net
  Assets.............................................      .02%        (.52%)        (.40%)        (.10%)              .16%
Portfolio Turnover...................................      174%         170%          234%          174%               108%

*   Non-Annualized

**  Amount is less than $.01.

(a) Based on average shares outstanding.

(b) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

 14                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Emerging Growth Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek capital appreciation. The Portfolio commenced investment operations on July 3, 1995. The distribution of the Portfolio's Class II Shares commenced on September 18, 2000.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSE Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At December 31, 2004, the Portfolio had an accumulated capital loss carryforward for tax purposes of $392,259,498 which will expire according to the following schedule:

AMOUNT                                                             EXPIRATION
------                                                             ----------
$245,426,322................................................    December 31, 2009
 144,941,795................................................    December 31, 2010
   1,891,381................................................    December 31, 2011

    At December 31, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $412,052,157
                                                                ============
Gross tax unrealized appreciation...........................      83,664,539
Gross tax unrealized depreciation...........................      (1,810,066)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 81,854,473
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    Due to inherent differences in the recognition of income, expenses, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent book and tax difference related to the Portfolio's investment in other

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 continued

regulated investment companies totaling $135 has been reclassified from accumulated undistributed net investment income to accumulated net realized loss.

    As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $601,199

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended December 31, 2004, the Portfolio's custody fee was reduced by $617 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Portfolio's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Portfolio for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .70%
Next $500 million...........................................       .65%
Over $1 billion.............................................       .60%

    The Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .85% and 1.10% for Class I and II, respectively. For the year ended December 31, 2004, the Advisor did not waive any of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

    For the year ended December 31, 2004, the Portfolio recognized expenses of approximately $22,100, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Portfolio. The Adviser allocates the cost of such services to each portfolio. For the year ended December 31, 2004, the Portfolio recognized expenses of approximately $27,700, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, which is reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2004, the Portfolio recognized expenses of approximately $15,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, invested in the common shares of those funds selected by the trustees. Investments in such funds of $64,903 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2004. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2004, the Portfolio paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $213,660.

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 continued

3. CAPITAL TRANSACTIONS

At December 31, 2004, capital aggregated $514,012,308 and $288,860,409 for Classes I and II, respectively. For the year ended December 31, 2004, transactions were as follows:

                                                                  SHARES             VALUE
Sales:
  Class I...................................................     1,749,519       $  43,339,641
  Class II..................................................     2,375,553          57,466,901
                                                                ----------       -------------
Total Sales.................................................     4,125,072       $ 100,806,542
                                                                ==========       =============
Repurchases:
  Class I...................................................    (3,547,310)      $ (86,904,544)
  Class II..................................................    (1,456,974)        (35,016,116)
                                                                ----------       -------------
Total Repurchases...........................................    (5,004,284)      $(121,920,660)
                                                                ==========       =============

    At December 31, 2003, capital aggregated $557,577,211 and $266,409,624 for Classes I and II, respectively. For the year ended December 31, 2003, transactions were as follows:

                                                                  SHARES             VALUE
Sales:
  Class I...................................................     3,374,369       $  74,934,316
  Class II..................................................     3,562,387          78,015,034
                                                                ----------       -------------
Total Sales.................................................     6,936,756       $ 152,949,350
                                                                ==========       =============
Repurchases:
  Class I...................................................    (4,546,246)      $ (99,173,031)
  Class II..................................................    (1,024,822)        (21,797,054)
                                                                ----------       -------------
Total Repurchases...........................................    (5,571,068)      $(120,970,085)
                                                                ==========       =============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $777,757,622 and $797,826,122, respectively.

5. DISTRIBUTION AND SERVICE PLANS

The Portfolio has adopted a distribution plan with respect to its Class II Shares pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Portfolio's Class II Shares, ongoing shareholder services and maintenance of shareholder accounts with respect to such shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans up to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares.

    Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid quarterly.

6. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust Emerging Growth Portfolio:

    We have audited the accompanying statement of assets and liabilities of Van Kampen Life Investment Trust Emerging Growth Portfolio (the "Portfolio"), including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Emerging Growth Portfolio at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           -s- Ernst & Young LLP

                                                               Chicago, Illinois
                                                                February 4, 2005

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested Persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

TRUSTEE AND OFFICER INFORMATION continued

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (59)            Trustee      Trustee     Chairman and Chief             83       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

Jerry D. Choate (66)          Trustee      Trustee     Prior to January 1999,         81       Trustee/Director/Managing
33971 Selva Road                           since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

Rod Dammeyer (64)             Trustee      Trustee     President of CAC, L.L.C.,      83       Trustee/Director/Managing
CAC, L.L.C.                                since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Stericycle,
San Diego, CA 92122-6223                               advisory services. Prior                Inc., Ventana Medical
                                                       to February 2001, Vice                  Systems, Inc., and GATX
                                                       Chairman and Director of                Corporation, and Trustee
                                                       Anixter International,                  of The Scripps Research
                                                       Inc., a global                          Institute and the
                                                       distributor of wire,                    University of Chicago
                                                       cable and communications                Hospitals and Health
                                                       connectivity products.                  Systems. Prior to January
                                                       Prior to July 2000,                     2004, Director of
                                                       Managing Partner of                     TeleTech Holdings Inc.
                                                       Equity Group Corporate                  and Arris Group, Inc.
                                                       Investment (EGI), a                     Prior to May 2002,
                                                       company that makes                      Director of Peregrine
                                                       private investments in                  Systems Inc. Prior to
                                                       other companies.                        February 2001, Director
                                                                                               of IMC Global Inc. Prior
                                                                                               to July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM).

Linda Hutton Heagy (56)       Trustee      Trustee     Managing Partner of            81       Trustee/Director/Managing
Heidrick & Struggles                       since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (52)         Trustee      Trustee     Director and President of      81       Trustee/Director/Managing
1744 R Street, NW                          since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (69)            Trustee      Trustee     Prior to 1998, President       83       Trustee/Director/Managing
736 North Western Avenue                   since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

Jack E. Nelson (68)           Trustee      Trustee     President of Nelson            81       Trustee/Director/Managing
423 Country Club Drive                     since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (64)     Trustee      Trustee     President Emeritus and         83       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           81       Trustee/Director/Managing
(63)                                       since 1999  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004 and Director
                                                       Operating Officer from                  of Neurogen Corporation,
                                                       1993 to 2001. Director of               a pharmaceutical company,
                                                       the Institute for Defense               since January 1998.
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (51)       Trustee,     Trustee     President and Chief            81       Trustee/Director/Managing
1221 Avenue of the Americas   President    since       Executive Officer of                    General Partner of funds
New York, NY 10020            and Chief    1999;       funds in the Fund                       in the Fund Complex.
                              Executive    President   Complex. Chairman,
                              Officer      and Chief   President, Chief
                                           Executive   Executive Officer and
                                           Officer     Director of the Adviser
                                           since 2003  and Van Kampen Advisors
                                                       Inc. since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

Richard F. Powers, III* (58)  Trustee      Trustee     Advisory Director of           83       Trustee/Director/Managing
1 Parkview Plaza                           since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (65)         Trustee      Trustee     Partner in the law firm        83       Trustee/Director/Managing
333 West Wacker Drive                      since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the
                                                       Fund Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates. Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stefanie V. Chang (38)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Secretary            since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Amy R. Doberman (42)          Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                   and the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex as of August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeitus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

James W. Garrett (36)         Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Treasurer            since 2005  Chief Financial Officer and Treasurer of the Morgan Stanley
New York, NY 10020                                                 Institutional Funds since 2002 and funds in the Fund Complex since January 2005.

Joseph J. McAlinden (62)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020            Investment Officer                   Investment Management Inc. and Director of Morgan Stanley
                                                                   Trust for over 5 years. Executive Vice President and Chief
                                                                   Investment Officer of funds in the Fund Complex. Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc. since
                                                                   December 2002.

Ronald E. Robison (66)        Executive Vice           Officer     Principal Executive Officer of funds in the Fund Complex
1221 Avenue of the Americas   President and            since 2003  since May 2003. Chief Executive Officer and Chairman of
New York, NY 10020            Principal Executive                  Investor Services. Executive Vice President and Principal
                              Officer                              Executive Officer of funds in the Fund Complex. Managing
                                                                   Director of Morgan Stanley. Chief Administrative Officer,
                                                                   Managing Director and Director of Morgan Stanley Investment
                                                                   Advisors Inc., Morgan Stanley Services Company Inc. and
                                                                   Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. Chief Executive Officer and Director of
                                                                   Morgan Stanley Trust. Executive Vice President and Principal
                                                                   Executive Officer of the Institutional and Retail Morgan
                                                                   Stanley Funds; Director of Morgan Stanley SICAV; previously
                                                                   Chief Global Operations Officer and Managing Director of
                                                                   Morgan Stanley Investment Management Inc.

John L. Sullivan (49)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1996  August 2004. Director and Managing Director of Van Kampen
Oakbrook Terrace, IL 60181                                         Investments, the Adviser, Van Kampen Advisors Inc. and
                                                                   certain other subsidiaries of Van Kampen Investments. Prior
                                                                   August 2004, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management. Prior
                                                                   to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.


Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2004 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC.
LIT ANR EMG 3/05 RN05-00131P-Y12/04
                                                   (VAN KAMPEN INVESTMENTS LOGO)

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Enterprise Portfolio performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2004.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. PORTFOLIOS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 12/31/04

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your portfolio's performance to that of the Russell 1000(R) Growth Index and the Standard and Poor's 500 Index from 12/31/94 through 12/31/04 for Class I shares.
(LINE GRAPH)

                                                VAN KAMPEN LIT ENTERPRISE    RUSSELL 1000(R) GROWTH
                                                        PORTFOLIO                     INDEX                   S&P 500 INDEX
                                                -------------------------    ----------------------           -------------
12/94                                                     10000                       10000                       10000
                                                          11065                       10952                       10974
                                                          12029                       12029                       12022
                                                          13025                       13121                       12978
12/95                                                     13698                       13718                       13759
                                                          14817                       14454                       14498
                                                          15463                       15374                       15149
                                                          16293                       15927                       15617
12/96                                                     17095                       16889                       16918
                                                          17146                       16980                       17373
                                                          20055                       20191                       20403
                                                          22826                       21710                       21931
12/97                                                     22335                       22040                       22560
                                                          25761                       25379                       25708
                                                          26272                       26531                       26556
                                                          22344                       24122                       23914
12/98                                                     27918                       30572                       29005
                                                          28985                       32517                       30449
                                                          29779                       33768                       32596
                                                          28500                       32533                       30559
12/99                                                     35134                       40714                       35106
                                                          39102                       43613                       35910
                                                          37372                       42436                       34954
                                                          36218                       40153                       34612
12/00                                                     29992                       31580                       31902
                                                          23707                       24980                       28121
                                                          25102                       27083                       29767
                                                          20710                       21826                       25397
12/01                                                     23868                       25131                       28112
                                                          22935                       24480                       28190
                                                          19427                       19910                       24413
                                                          16159                       16913                       20197
12/02                                                     16868                       18122                       21901
                                                          16588                       17929                       21212
                                                          18611                       20494                       24476
                                                          19032                       21295                       25122
12/03                                                     21232                       23512                       28182
                                                          21216                       23696                       28658
                                                          21248                       24155                       29151
                                                          20160                       22894                       28606
12/04                                                     22093                       24994                       31246

AVERAGE ANNUAL TOTAL RETURNS

 ---------------------------------------------------------------------------
 AVERAGE ANNUAL                           CLASS I         CLASS II
 TOTAL RETURNS                         since 4/07/86    since 7/24/00

 Since Inception                           7.71%           -11.51%

 10-year                                   8.25                --

 5-year                                   -8.86                --

 1-year                                    4.05              3.79
 ---------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. Figures shown above assume reinvestment of all dividends and capital gains. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower.

The Russell 1000(R) Growth Index is generally representative of the U.S. market for large-capitalization growth stocks. The S&P 500 Index is generally representative of the U.S. stock market. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper Inc.

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2004

Van Kampen Life Investment Trust--Enterprise Portfolio is managed by the Adviser's Enterprise team.(1) Current members include Sandip Bhagat, CFA, Managing Director of the Adviser; and Feng Chang, Kevin Jung, Leah Modigliani and Hooman Yaghoobi, Executive Directors of the Adviser. This is a new management team as of November 15, 2004.

MARKET CONDITIONS

The broad stock market struggled to gain traction for the majority of 2004, although it finished the year in strong fashion. Between the market's bottom in August and the end of the year, the stock market rallied almost 14 percent. During the full year, large-cap growth stocks generated positive returns but trailed small- and mid-cap stocks as well as large-cap value stocks by wide margins.

A number of concerns weighed on the market for much of the year, including rapidly rising oil prices. Inflation fears, another concern, lead to interest-rate hikes from the Federal Reserve Board (the "Fed") which ultimately raised rates five times in 2004. The slower-than expected jobs growth, continued violence in Iraq, the ongoing threat of terrorism and the possibility of a second consecutive disputed U.S. presidential election were also concerns.

In the final few months of 2004, however, oil prices fell about 20 percent from their October highs, while the November presidential election ended with a clear winner. Both events appeared to propel major market indexes to their second straight year of gains.

PERFORMANCE ANALYSIS

Van Kampen LIT--Enterprise Portfolio returned 4.05 percent (Class I shares) for the 12-month period ending December 31, 2004. The results trailed the performance of the portfolio's benchmarks, the Russell 1000(R) Growth Index and the Standard & Poor's 500 Index, which returned 6.30 percent and 10.87 percent, respectively, during the same period.
A handful of factors detracted from the portfolio's results during the year. For example, the portfolio was hurt by its lack of emphasis on retail stocks, which benefited from continued strength in consumer spending. The portfolio was hampered by stock selection in the software sector, as a number of the sector's strong performers were not owned, such as Computer Associates. In addition, the portfolio had a relatively small investment in software giant Microsoft, which rose more than the market during the period, and it did not own Veritas Software, which gained late in the year after agreeing to be acquired by security software maker Symantec. In addition, the portfolio's positions in Symantec and database software maker Oracle were poor holdings for the portfolio. Even though both companies performed relatively well during the year, the portfolio held the stocks at inopportune times, detracting from results.

Another source of underperformance came from the portfolio's under-representation in many growth stocks with a high degree of earnings predictability. For example, the portfolio failed to own strong-performing names such as online auction house eBay, coffeehouse chain Starbucks, and computer and music-device maker Apple Computer. All three companies had high valuations, but investors believed their earnings growth was strong enough to justify the premium prices. By contrast, the portfolio's holdings in the biotechnology sector--including Biogen, Celgene and Amgen--hurt performance because the market was not rewarding stocks with a lack of visible, or predictable, earnings during the period.

On the positive side, the portfolio benefited from its de-emphasis of large-cap pharmaceutical stocks. As the year progressed, many of the largest drug makers, such as Merck, Pfizer, and Eli Lilly and Company, faced an increasing number of legal challenges related to new drug introductions. Owning a relatively small weighting in these types of companies contributed to returns.

The portfolio's weighting in travel and leisure names also added to performance. Hotel companies Starwood Hotels and Resorts Worldwide and Host Marriott were particularly strong performers, while cruise operator Carnival also did very well. These companies' earnings rose as the economy strengthened and businesses and consumers continued to spend more on travel, particularly during the summertime.

(1)Team members may change at any time without notice.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2004

--------------------------------------------------------------
                              RUSSELL
                              1000(R)
      CLASS I   CLASS II   GROWTH INDEX    S&P 500 INDEX
       4.05%     3.79%         6.30%          10.87%
--------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE PERFORMANCE SUMMARY FOR ADDITIONAL PERFORMANCE INFORMATION AND INDEX DEFINITIONS.

The performance for the two share classes varies because each has different expenses. The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance.

A relatively small position in the semiconductor sector further helped performance. The sector was one of the market's weakest-performing groups during the year because of slowing customer demand and weaker-than-expected technology spending. Finally, the portfolio benefited from stock selection in the banking industry, with Wells Fargo and JP Morgan Chase all benefiting from improving fundamentals and cost savings associated with recent mergers.

Looking ahead, we note that most analysts are anticipating a slowdown in profit growth for 2005. At the same time, the Fed has made it clear that its concerns about rising inflation could prompt further interest-rate increases. If both trends come to pass, as expected, it would be a rare instance of profit growth and Fed policy moving in opposite directions.

Accordingly, we have reduced the portfolio's weighting in companies with high earnings expectations and very rapid growth priced into their valuations--such as stocks in the biotechnology sector along with other speculative growth areas. Our current focus instead has been to emphasize companies with rising profits that we believe can demonstrate proven and stable earnings growth and that offer reasonable valuations--all characteristics that we believe will be important for the market environment ahead.

There is no guarantee that any securities will continue to perform well or be held by the portfolio in the future.

TOP 10 HOLDINGS AS OF 12/31/04
Dell, Inc.                                           3.1%
Johnson & Johnson                                    3.1
Procter & Gamble Co.                                 2.3
International Business Machines Corp.                2.2
Amgen, Inc.                                          2.0
Wal-Mart Stores, Inc.                                2.0
Carnival Corp.                                       2.0
Microsoft Corp.                                      1.9
Starwood Hotels & Resorts Worldwide, Inc.            1.9
Schering-Plough Corp.                                1.9

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF 12/31/04
Pharmaceuticals                                     10.0%
Hotels                                               5.7
Communications Equipment                             5.6
Computer Hardware                                    5.3
Biotechnology                                        4.7
Systems Software                                     4.1
Managed Health Care                                  3.3
Industrial Conglomerates                             3.0
Household Products                                   2.9
Health Care Services                                 2.8
Health Care Equipment                                2.6
Diversified Banks                                    2.6
Movies & Entertainment                               2.6
Integrated Telecommunication Services                2.6
Semiconductors                                       2.4
Consumer Finance                                     2.2
Hypermarkets & Super Centers                         2.0
Internet Software & Services                         1.6
Industrial Machinery                                 1.6
Personal Products                                    1.6
Aerospace & Defense                                  1.6
Drug Retail                                          1.5
General Merchandise Stores                           1.3
Data Processing & Outsourcing Services               1.3
Investment Banking & Brokerage                       1.3
Computer Storage & Peripherals                       1.2
Integrated Oil & Gas                                 1.2
Application Software                                 1.2
Packaged Foods                                       1.1
Soft Drinks                                          1.1
Electrical Components & Equipment                    1.1
Apparel Retail                                       1.0
Casinos & Gaming                                     1.0
Multi-line Insurance                                 1.0
Diversified Commercial Services                      0.9
Homebuilding                                         0.8
Distillers & Vintners                                0.8
Semiconductor Equipment                              0.8
Other Diversified Financial Services                 0.8
Home Improvement Retail                              0.7
Oil & Gas Equipment & Services                       0.6
Air Freight & Couriers                               0.5
Construction & Farm Machinery                        0.5
Apparel & Accessories                                0.4
Household Appliances                                 0.4
Health Care Facilities                               0.4
Leisure Products                                     0.4
Electronic Equipment Manufacturers                   0.4
Thrifts & Mortgage Finance                           0.4
Health Care Distributors                             0.3
Footwear                                             0.3
                                                   -----
Total Long-Term Investments                         95.5%
Short-Term Investments                               4.7
Liabilities in Excess of Other Assets               (0.2)
                                                   -----
Net Assets                                         100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the portfolio's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102. You may obtain copies of the portfolio's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICIES AND PROCEDURES AND
PROXY VOTING RECORD

The portfolio's policies and procedures with respect to the voting of proxies relating to the portfolio's securities and information on how the portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/01/04-12/31/04.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                BEGINNING         ENDING          EXPENSES PAID
                                                              ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*
                                                              ---------------------------------------------------
                                                                 7/01/04         12/31/04       7/01/04-12/31/04
Class I
  Actual....................................................    $1,000.00        $1,039.76            $3.08
  Hypothetical..............................................     1,000.00         1,022.14             3.05
  (5% annual return before expenses)

Class II
  Actual....................................................     1,000.00         1,038.17             4.35
  Hypothetical..............................................     1,000.00         1,020.84             4.32
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.60% and 0.85%, for Class I, and II Shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). These ratios reflect an expense cap.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
COMMON STOCKS  95.5%
AEROSPACE & DEFENSE 1.6%
Precision Castparts Corp. ..........    10,300     $    676,504
United Technologies Corp. ..........    16,000        1,653,600
                                                   ------------
                                                      2,330,104
                                                   ------------

AIR FREIGHT & COURIERS  0.5%
FedEx Corp. ........................     8,000          787,920
                                                   ------------
APPAREL & ACCESSORIES  0.4%
Coach, Inc. (a).....................    11,000          620,400
                                                   ------------

APPAREL RETAIL  1.0%
Abercrombie & Fitch Co., Class A....    13,000          610,350
American Eagle Outfitters, Inc. ....    10,000          471,000
Urban Outfitters, Inc. (a)..........    10,000          444,000
                                                   ------------
                                                      1,525,350
                                                   ------------
APPLICATION SOFTWARE  1.2%
SAP AG--ADR (Germany)...............    39,800        1,759,558
                                                   ------------

BIOTECHNOLOGY  4.7%
Amgen, Inc. (a).....................    46,200        2,963,730
Biogen Idec, Inc. (a)...............    19,700        1,312,217
Celgene Corp. (a)...................    45,400        1,204,462
Gilead Sciences, Inc. (a)...........    41,300        1,445,087
                                                   ------------
                                                      6,925,496
                                                   ------------
CASINOS & GAMING  1.0%
Harrah's Entertainment, Inc. .......    22,100        1,478,269
                                                   ------------

COMMUNICATIONS EQUIPMENT  5.6%
ADTRAN, Inc. .......................    45,000          861,300
Andrew Corp. (a)....................    45,000          613,350
Cisco Systems, Inc. (a).............    73,800        1,424,340
Comverse Technology, Inc. (a).......    60,900        1,489,005
Juniper Networks, Inc. (a)..........    27,900          758,601
QUALCOMM, Inc. .....................    51,000        2,162,400
Research in Motion, Ltd. (Canada)
  (a)...............................    10,300          848,926
                                                   ------------
                                                      8,157,922
                                                   ------------
COMPUTER HARDWARE  5.3%
Dell, Inc. (a)......................   109,300        4,605,902
International Business Machines
  Corp. ............................    32,600        3,213,708
                                                   ------------
                                                      7,819,610
                                                   ------------
COMPUTER STORAGE & PERIPHERALS  1.2%
EMC Corp. (a).......................   113,000        1,680,310
Lexmark International, Inc., Class A
  (a)...............................     1,600          136,000
                                                   ------------
                                                      1,816,310
                                                   ------------
CONSTRUCTION & FARM MACHINERY  0.5%
Deere & Co. ........................     9,600          714,240
                                                   ------------

CONSUMER FINANCE  2.2%
American Express Co. ...............    37,350        2,105,419
Capital One Financial Corp. ........    13,000        1,094,730
                                                   ------------
                                                      3,200,149
                                                   ------------
DATA PROCESSING & OUTSOURCING SERVICES  1.3%
Automatic Data Processing, Inc. ....    44,000        1,951,400
                                                   ------------

DISTILLERS & VINTNERS  0.8%
Brown-Forman Corp., Class B.........    23,700        1,153,716
                                                   ------------

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
DIVERSIFIED BANKS  2.6%
Bank of America Corp. ..............    56,600     $  2,659,634
Wells Fargo & Co. ..................    18,000        1,118,700
                                                   ------------
                                                      3,778,334
                                                   ------------
DIVERSIFIED COMMERCIAL SERVICES  0.9%
Brinks Co. .........................    15,000          592,800
Career Education Corp. (a)..........    19,000          760,000
                                                   ------------
                                                      1,352,800
                                                   ------------
DRUG RETAIL  1.5%
CVS Corp. ..........................    48,000        2,163,360
                                                   ------------

ELECTRICAL COMPONENTS & EQUIPMENT  1.1%
Ametek, Inc. .......................    22,000          784,740
Rockwell Automation, Inc. ..........    16,000          792,800
                                                   ------------
                                                      1,577,540
                                                   ------------
ELECTRONIC EQUIPMENT MANUFACTURERS  0.4%
Mettler-Toledo International, Inc.
  (Switzerland) (a).................    11,000          564,410
                                                   ------------

FOOTWEAR  0.3%
Reebok International Ltd. ..........    10,200          448,800
                                                   ------------

GENERAL MERCHANDISE STORES  1.3%
Target Corp. .......................    38,000        1,973,340
                                                   ------------

HEALTH CARE DISTRIBUTORS  0.3%
DaVita, Inc. (a)....................    11,900          470,407
                                                   ------------

HEALTH CARE EQUIPMENT  2.6%
Medtronic, Inc. ....................    13,000          645,710
St. Jude Medical, Inc. (a)..........    38,000        1,593,340
Zimmer Holdings, Inc. (a)...........    20,000        1,602,400
                                                   ------------
                                                      3,841,450
                                                   ------------
HEALTH CARE FACILITIES  0.4%
Manor Care, Inc. ...................    17,000          602,310
                                                   ------------

HEALTH CARE SERVICES  2.8%
Caremark Rx, Inc. (a)...............    16,000          630,880
Laboratory Corp. of America Holdings
  (a)...............................    35,000        1,743,700
Lincare Holdings, Inc. (a)..........    14,200          605,630
Medco Health Solutions, Inc. (a)....    15,000          624,000
Quest Diagnostics, Inc. ............     6,000          573,300
                                                   ------------
                                                      4,177,510
                                                   ------------
HOME IMPROVEMENT RETAIL  0.7%
Home Depot, Inc. ...................    25,400        1,085,596
                                                   ------------

HOMEBUILDING  0.8%
D.R. Horton, Inc. ..................    28,900        1,164,959
                                                   ------------

HOTELS  5.7%
Carnival Corp. .....................    49,800        2,869,974
Marriott International, Inc., Class
  A.................................    43,000        2,708,140
Starwood Hotels & Resorts Worldwide,
  Inc. .............................    47,800        2,791,520
                                                   ------------
                                                      8,369,634
                                                   ------------
HOUSEHOLD APPLIANCES  0.4%
Black & Decker Corp. ...............     7,000          618,310
                                                   ------------

See Notes to Financial Statements                                              7

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 continued

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
HOUSEHOLD PRODUCTS  2.9%
Clorox Co. .........................    13,000     $    766,090
Procter & Gamble Co. ...............    62,200        3,425,976
                                                   ------------
                                                      4,192,066
                                                   ------------
HYPERMARKETS & SUPER CENTERS  2.0%
Wal-Mart Stores, Inc. ..............    56,000        2,957,920
                                                   ------------

INDUSTRIAL CONGLOMERATES  3.0%
General Electric Co. ...............    46,400        1,693,600
Tyco International, Ltd.
  (Bermuda).........................    75,800        2,709,092
                                                   ------------
                                                      4,402,692
                                                   ------------
INDUSTRIAL MACHINERY  1.6%
Danaher Corp. ......................    23,200        1,331,912
Ingersoll-Rand Co., Class A
  (Bermuda).........................    13,300        1,067,990
                                                   ------------
                                                      2,399,902
                                                   ------------
INTEGRATED OIL & GAS  1.2%
ConocoPhillips......................     9,000          781,470
Exxon Mobil Corp. ..................     9,900          507,474
Total SA--ADR (France)..............     4,600          505,264
                                                   ------------
                                                      1,794,208
                                                   ------------
INTEGRATED TELECOMMUNICATION SERVICES  2.6%
Sprint Corp. .......................    97,500        2,422,875
Verizon Communications, Inc. .......    32,500        1,316,575
                                                   ------------
                                                      3,739,450
                                                   ------------
INTERNET SOFTWARE & SERVICES  1.6%
Yahoo!, Inc. (a)....................    64,000        2,411,520
                                                   ------------

INVESTMENT BANKING & BROKERAGE  1.3%
Merrill Lynch & Co., Inc. ..........    31,400        1,876,778
                                                   ------------
LEISURE PRODUCTS  0.4%
Brunswick Corp. ....................    12,000          594,000
                                                   ------------

MANAGED HEALTH CARE  3.3%
Aetna, Inc. ........................     6,200          773,450
Coventry Health Care, Inc. (a)......    11,200          594,496
Pacificare Health Systems (a).......     9,000          508,680
UnitedHealth Group, Inc. ...........    30,000        2,640,900
WellPoint Inc. (a)..................     2,800          322,000
                                                   ------------
                                                      4,839,526
                                                   ------------
MOVIES & ENTERTAINMENT  2.6%
News Corp., Class A.................   103,200        1,925,712
News Corp., Class B.................    20,800          399,360
Walt Disney Co. ....................    51,000        1,417,800
                                                   ------------
                                                      3,742,872
                                                   ------------
MULTI-LINE INSURANCE  1.0%
American International Group,
  Inc. .............................    13,000          853,710
Unitrin, Inc. ......................    12,000          545,400
                                                   ------------
                                                      1,399,110
                                                   ------------
OIL & GAS EQUIPMENT & SERVICES  0.6%
Baker Hughes, Inc. .................    19,000          810,730
                                                   ------------

OTHER DIVERSIFIED FINANCIAL SERVICES  0.8%
J.P. Morgan Chase & Co. ............    28,150        1,098,132
                                                   ------------
PACKAGED FOODS  1.1%
Hershey Foods Corp. ................    17,900          994,166
Wm. Wrigley Jr. Co. ................     9,900          684,981
                                                   ------------
                                                      1,679,147
                                                   ------------

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
PERSONAL PRODUCTS  1.6%
Alberto-Culver Co. .................    14,300     $    694,551
Avon Products, Inc. ................    23,300          901,710
Gillette Co. .......................    17,600          788,128
                                                   ------------
                                                      2,384,389
                                                   ------------
PHARMACEUTICALS  10.0%
Abbott Laboratories.................    10,000          466,500
Allergan, Inc. .....................    14,300        1,159,301
Barr Pharmaceuticals, Inc. (a)......    16,000          728,640
Forest Laboratories, Inc. (a).......    16,000          717,760
Johnson & Johnson...................    71,400        4,528,188
Pfizer, Inc. .......................   102,400        2,753,536
Schering-Plough Corp. ..............   133,600        2,789,568
Wyeth...............................    38,000        1,618,420
                                                   ------------
                                                     14,761,913
                                                   ------------
SEMICONDUCTOR EQUIPMENT  0.8%
Applied Materials, Inc. (a).........    65,600        1,121,760
                                                   ------------

SEMICONDUCTORS  2.4%
Analog Devices, Inc. ...............    13,000          479,960
Intel Corp. ........................   100,200        2,343,678
Linear Technology Corp. ............    19,000          736,440
                                                   ------------
                                                      3,560,078
                                                   ------------
SOFT DRINKS  1.1%
PepsiCo, Inc. ......................    31,000        1,618,200
                                                   ------------

SYSTEMS SOFTWARE  4.1%
Adobe Systems, Inc. ................    40,000        2,509,600
Microsoft Corp. ....................   107,000        2,857,970
Symantec Corp. (a)..................    26,000          669,760
                                                   ------------
                                                      6,037,330
                                                   ------------
THRIFTS & MORTGAGE FINANCE  0.4%
Fannie Mae..........................     7,542          537,066
                                                   ------------
TOTAL LONG-TERM INVESTMENTS  95.5%
(Cost $124,133,939)............................     140,387,993
                                                   ------------

SHORT-TERM INVESTMENTS  4.7%
REPURCHASE AGREEMENT  4.0%
Bank of America Securities LLC ($5,893,000 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  2.00%, dated 12/31/04, to be sold on 01/03/05
  at $5,893,982)...............................       5,893,000

U.S. GOVERNMENT AGENCY OBLIGATIONS  0.7%
Federal National Mortgage Association Discount
  Note ($1,000,000 par, yielding 2.08%,
  01/07/05 maturity) (b).......................         999,653
                                                   ------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $6,892,653)............................       6,892,653
                                                   ------------

TOTAL INVESTMENTS  100.2%
  (Cost $131,026,592)..........................     147,280,646
LIABILITIES IN EXCESS OF OTHER
  ASSETS  (0.2%)...............................        (274,683)
                                                   ------------

NET ASSETS  100.0%.............................    $147,005,963
                                                   ============

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 continued

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

ADR--American Depositary Receipt

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2004

ASSETS:
Total Investments (Cost $131,026,592).......................    $147,280,646
Receivables:
  Investments Sold..........................................       2,193,595
  Dividends.................................................         119,892
  Fund Shares Sold..........................................          61,115
  Interest..................................................             327
Other.......................................................         151,555
                                                                ------------
    Total Assets............................................     149,807,130
                                                                ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       1,906,316
  Custodian Bank............................................         325,901
  Fund Shares Repurchased...................................         211,740
  Investment Advisory Fee...................................          57,997
  Distributor and Affiliates................................          12,153
  Variation Margin on Futures...............................           5,000
Trustees' Deferred Compensation and Retirement Plans........         217,015
Accrued Expenses............................................          65,045
                                                                ------------
    Total Liabilities.......................................       2,801,167
                                                                ------------
NET ASSETS..................................................    $147,005,963
                                                                ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................    $195,850,166
Net Unrealized Appreciation.................................      16,421,574
Accumulated Undistributed Net Investment Income.............         773,325
Accumulated Net Realized Loss...............................     (66,039,102)
                                                                ------------
NET ASSETS..................................................    $147,005,963
                                                                ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $126,682,919 and
  9,315,878 shares of beneficial interest issued and
  outstanding)..............................................    $      13.60
                                                                ============
  Class II Shares (Based on net assets of $20,323,044 and
  1,494,740 shares of beneficial interest issued and
  outstanding)..............................................    $      13.60
                                                                ============

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2004

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $18,333).....    $ 1,768,415
Interest....................................................        135,058
                                                                -----------
    Total Income............................................      1,903,473
                                                                -----------
EXPENSES:
Investment Advisory Fee.....................................        740,113
Shareholder Reports.........................................         54,924
Distribution (12b-1) and Service Fees.......................         46,062
Trustees' Fees and Related Expenses.........................         25,904
Custody.....................................................         25,082
Shareholder Services........................................         16,148
Legal.......................................................          7,698
Other.......................................................         67,456
                                                                -----------
    Total Expenses..........................................        983,387
    Investment Advisory Fee Reduction.......................         49,190
                                                                -----------
    Net Expenses............................................        934,197
                                                                -----------
NET INVESTMENT INCOME.......................................    $   969,276
                                                                ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................    $ 9,100,044
  Futures...................................................        643,943
                                                                -----------
Net Realized Gain...........................................      9,743,987
                                                                -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     21,728,104
                                                                -----------
  End of the Period:
    Investments.............................................     16,254,054
    Futures.................................................        167,520
                                                                -----------
                                                                 16,421,574
                                                                -----------
Net Unrealized Depreciation During the Period...............     (5,306,530)
                                                                -----------
NET REALIZED AND UNREALIZED GAIN............................    $ 4,437,457
                                                                ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $ 5,406,733
                                                                ===========

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                     FOR THE              FOR THE
                                                                   YEAR ENDED           YEAR ENDED
                                                                DECEMBER 31, 2004    DECEMBER 31, 2003
                                                                --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................      $    969,276         $    535,688
Net Realized Gain...........................................         9,743,987            2,060,736
Net Unrealized Appreciation/Depreciation During the
  Period....................................................        (5,306,530)          30,131,292
                                                                  ------------         ------------
Change in Net Assets from Operations........................         5,406,733           32,727,716
                                                                  ------------         ------------

Distributions from Net Investment Income:
  Class I Shares............................................          (514,067)            (653,090)
  Class II Shares...........................................           (24,420)             (27,628)
                                                                  ------------         ------------
Total Distributions.........................................          (538,487)            (680,718)
                                                                  ------------         ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........         4,868,246           32,046,998
                                                                  ------------         ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        10,724,773           18,253,653
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................           538,487              680,718
Cost of Shares Repurchased..................................       (26,588,577)         (23,919,742)
                                                                  ------------         ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........       (15,325,317)          (4,985,371)
                                                                  ------------         ------------
TOTAL INCREASE/DECREASE IN NET ASSETS.......................       (10,457,071)          27,061,627
NET ASSETS:
Beginning of the Period.....................................       157,463,034          130,401,407
                                                                  ------------         ------------
End of the Period (Including accumulated undistributed net
  investment income of $773,325 and $344,716,
  respectively).............................................      $147,005,963         $157,463,034
                                                                  ============         ============

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                   YEAR ENDED DECEMBER 31,
CLASS I SHARES                                                  -------------------------------------------------------------
                                                                 2004         2003         2002          2001          2000
                                                                -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $13.12       $10.48       $ 14.89       $ 20.27       $ 26.11
                                                                ------       ------       -------       -------       -------
  Net Investment Income.....................................       .10          .05           .06           .06           .03
  Net Realized and Unrealized Gain/Loss.....................       .43         2.65         (4.41)        (4.20)        (3.19)
                                                                ------       ------       -------       -------       -------
Total from Investment Operations............................       .53         2.70         (4.35)        (4.14)        (3.16)
                                                                ------       ------       -------       -------       -------
Less:
  Distributions from Net Investment Income..................       .05          .06           .06           .03           .05
  Distributions from Net Realized Gain......................       -0-          -0-           -0-          1.21          2.63
                                                                ------       ------       -------       -------       -------
Total Distributions.........................................       .05          .06           .06          1.24          2.68
                                                                ------       ------       -------       -------       -------
NET ASSET VALUE, END OF THE PERIOD..........................    $13.60       $13.12       $ 10.48       $ 14.89       $ 20.27
                                                                ======       ======       =======       =======       =======

Total Return*...............................................     4.05%       25.88%       -29.33%       -20.42%       -14.64%
Net Assets at End of the Period (In millions)...............    $126.7       $140.0       $ 121.3       $ 150.7       $ 193.8
Ratio of Expenses to Average Net Assets*....................      .60%         .60%          .60%          .60%          .60%
Ratio of Net Investment Income to Average Net Assets*.......      .68%         .40%          .45%          .37%          .15%
Portfolio Turnover..........................................      155%         145%           97%           89%          114%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................      .63%         .64%          .67%          .62%           N/A
   Ratio of Net Investment Income to Average Net Assets.....      .65%         .36%          .38%          .35%           N/A

N/A=Not Applicable

See Notes to Financial Statements                                             13

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                                                  JULY 24, 2000
                                                                       YEAR ENDED DECEMBER 31,                    (COMMENCEMENT
CLASS II SHARES                                            -----------------------------------------------      OF OPERATIONS) TO
                                                            2004         2003         2002          2001        DECEMBER 31, 2000
                                                           ----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...............    $13.12       $10.47       $ 14.89       $ 20.29           $ 25.47
                                                           ------       ------       -------       -------           -------
  Net Investment Income................................       .06          .02           .02           .02               -0-
  Net Realized and Unrealized Gain/Loss................       .44         2.66         (4.42)        (4.20)            (5.18)
                                                           ------       ------       -------       -------           -------
Total from Investment Operations.......................       .50         2.68         (4.40)        (4.18)            (5.18)
                                                           ------       ------       -------       -------           -------
Less:
  Distributions from Net Investment Income.............       .02          .03           .02           .01               -0-
  Distributions from Net Realized Gain.................       -0-          -0-           -0-          1.21               -0-
                                                           ------       ------       -------       -------           -------
Total Distributions....................................       .02          .03           .02          1.22               -0-
                                                           ------       ------       -------       -------           -------
NET ASSET VALUE, END OF THE PERIOD.....................    $13.60       $13.12       $ 10.47       $ 14.89           $ 20.29
                                                           ======       ======       =======       =======           =======

Total Return* (a)......................................     3.79%       25.68%       -29.58%       -20.60%           -20.34%**
Net Assets at End of the Period (In millions)..........    $ 20.3       $ 17.5       $   9.1       $   9.1           $   2.3
Ratio of Expenses to Average Net Assets*...............      .85%         .85%          .85%          .85%              .85%
Ratio of Net Investment Income to Average Net
  Assets*..............................................      .46%         .17%          .20%          .16%              .06%
Portfolio Turnover.....................................      155%         145%           97%           89%              114%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets.............      .88%         .89%          .92%          .87%               N/A
   Ratio of Net Investment Income to Average Net
     Assets............................................      .43%         .13%          .13%          .15%               N/A

**  Non-Annualized

N/A=Not Applicable

(a) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

 14                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Enterprise Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek capital appreciation by investing principally in common stocks of growth companies. The Portfolio commenced investment operations on April 7, 1986. The distribution of the Portfolio's Class II Shares commenced on July 24, 2000.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean of the bid and asked prices or, if not available, their fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements, which are short-term investments whereby the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow the Portfolio to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2004, the Portfolio had an accumulated capital loss carryforward for tax purposes of $64,966,169, which will expire according to the following schedule:

AMOUNT                                                             EXPIRATION
$24,822,544.................................................    December 31, 2009
 39,095,738.................................................    December 31, 2010
  1,047,887.................................................    December 31, 2011

    At December 31, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $131,932,006
                                                                ============
Gross tax unrealized appreciation...........................    $ 17,451,776
Gross tax unrealized depreciation...........................      (2,103,136)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 15,348,640
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term gains and a portion of futures gains are included in ordinary income for tax purposes.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 continued

    The tax character of distributions paid during the years ended December 31, 2004 and 2003 was as follows:

                                                                  2004           2003
Distributions paid from:
  Ordinary Income...........................................    $538,487       $680,718
  Long-term capital gain....................................         -0-            -0-
                                                                --------       --------
                                                                $538,487       $680,718
                                                                ========       ========

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting for the 2004 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent difference relating to the Portfolio's investment in other regulated investment companies totaling $2,180 was reclassified from accumulated undistributed net investment income to accumulated net realized loss.

    As of December 31, 2004, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................    $967,943

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses related to wash sale transactions and gains and losses recognized for tax purposes on open future positions on December 31, 2004.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Portfolio and two other portfolios of the Trust (the "Combined Portfolio"), the Portfolio pays the Adviser a monthly fee based upon its share of a fee computed based upon an annual rate applied to the combined average daily net assets of the Combined Portfolio as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .50%
Next $500 million...........................................       .45%
Over $1 billion.............................................       .40%

    The effective management fee based on the average daily net assets of the Combined Portfolios for the year ended December 31, 2004 was .50%.

    Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Classes I and II, respectively. For the year ended December 31, 2004, the Adviser waived approximately $49,200 of its advisory fees. This waiver is voluntary and can be discontinued at any time.

    For the year ended December 31, 2004, the Portfolio recognized expenses of approximately $7,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under an Accounting Service agreement, the Adviser provides accounting services to the Portfolio. The Adviser allocates the cost of such services to each portfolio. For the year ended December 31, 2004, the Portfolio recognized expenses of approximately $15,000, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2004, the Portfolio recognized expenses of approximately $15,000 representing transfer agency fees paid to VKIS. The transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those Portfolios selected by the trustees. Investments in such funds of $119,382 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2004. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2004, the Portfolio paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $42,089.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 continued

3. CAPITAL TRANSACTIONS

At December 31, 2004, capital aggregated $174,427,666 and $21,422,500 for Classes I and II, respectively. For the year ended December 31, 2004, transactions were as follows:

                                                                  SHARES            VALUE
Sales:
  Class I...................................................       397,882       $  5,133,368
  Class II..................................................       433,962          5,591,405
                                                                ----------       ------------
Total Sales.................................................       831,844       $ 10,724,773
                                                                ==========       ============
Dividend Reinvestment:
  Class I...................................................        39,574       $    514,067
  Class II..................................................         1,877             24,420
                                                                ----------       ------------
Total Dividend Reinvestment.................................        41,451       $    538,487
                                                                ==========       ============
Repurchases:
  Class I...................................................    (1,792,885)      $(23,085,251)
  Class II..................................................      (273,063)        (3,503,326)
                                                                ----------       ------------
Total Repurchases...........................................    (2,065,948)      $(26,588,577)
                                                                ==========       ============

    At December 31, 2003, capital aggregated $191,865,482 and $19,310,001 for Classes I and II, respectively. For the year ended December 31, 2003, transactions were as follows:

                                                                  SHARES            VALUE
Sales:
  Class I...................................................       984,526       $ 11,082,703
  Class II..................................................       610,235          7,170,950
                                                                ----------       ------------
Total Sales.................................................     1,594,761       $ 18,253,653
                                                                ==========       ============
Dividend Reinvestment:
  Class I...................................................        62,140       $    653,089
  Class II..................................................         2,626             27,629
                                                                ----------       ------------
Total Dividend Reinvestment.................................        64,766       $    680,718
                                                                ==========       ============
Repurchases:
  Class I...................................................    (1,955,658)      $(22,253,132)
  Class II..................................................      (146,628)        (1,666,610)
                                                                ----------       ------------
Total Repurchases...........................................    (2,102,286)      $(23,919,742)
                                                                ==========       ============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $215,294,758 and $226,263,887, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Portfolio has a variety of reasons to use derivative instruments, such as to attempt to protect the Portfolio against possible changes in the market value of its portfolio or to generate potential gain. All of the Portfolio's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    During the period, the Portfolio invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Portfolio generally invests in exchange traded stock index futures. These contracts are generally used as a substitute for purchasing and selling specific securities. Upon entering into futures contracts, the Portfolio maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 continued

made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended December 31, 2004, were as follows:

                                                                CONTRACTS
Outstanding at December 31, 2003............................        17
Futures Opened..............................................        88
Futures Closed..............................................       (85)
                                                                   ---
Outstanding at December 31, 2004............................        20
                                                                   ===

    The futures contracts outstanding as of December 31, 2004, and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                                 UNREALIZED
                                                                                APPRECIATION/
                                                                CONTRACTS       DEPRECIATION
LONG CONTRACTS:
S&P 500 Index Futures, March 2005 (Current Notional Value of
  $303,425 per contract)....................................       20             $167,520
                                                                   ==             ========

6. DISTRIBUTION AND SERVICE PLANS

The Portfolio has adopted a distribution plan with respect to its Class II Shares pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Portfolio's Class II Shares, ongoing shareholder services and maintenance of shareholder accounts with respect to the Portfolio's Class II Shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares.

    Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid quarterly.

7. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust Enterprise Portfolio:

    We have audited the accompanying statement of assets and liabilities of Van Kampen Life Investment Trust Enterprise Portfolio (the "Portfolio"), including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Enterprise Portfolio at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           -s- Ernst & Young LLP

                                                               Chicago, Illinois
                                                                February 4, 2005

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following is furnished with respect to the distributions paid by the Portfolio during its taxable year ended December 31, 2004. For corporate shareholders, 100% of the distributions qualify for the dividend received deductions. In January, the Portfolio provides tax information to shareholders for the preceding calendar year.

* "Interested Persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (59)            Trustee      Trustee     Chairman and Chief             83       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

Jerry D. Choate (66)          Trustee      Trustee     Prior to January 1999,         81       Trustee/Director/Managing
33971 Selva Road                           since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

Rod Dammeyer (64)             Trustee      Trustee     President of CAC, L.L.C.,      83       Trustee/Director/Managing
CAC, L.L.C.                                since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Stericycle,
San Diego, CA 92122-6223                               advisory services. Prior                Inc., Ventana Medical
                                                       to February 2001, Vice                  Systems, Inc., and GATX
                                                       Chairman and Director of                Corporation, and Trustee
                                                       Anixter International,                  of The Scripps Research
                                                       Inc., a global                          Institute and the
                                                       distributor of wire,                    University of Chicago
                                                       cable and communications                Hospitals and Health
                                                       connectivity products.                  Systems. Prior to January
                                                       Prior to July 2000,                     2004, Director of
                                                       Managing Partner of                     TeleTech Holdings Inc.
                                                       Equity Group Corporate                  and Arris Group, Inc.
                                                       Investment (EGI), a                     Prior to May 2002,
                                                       company that makes                      Director of Peregrine
                                                       private investments in                  Systems Inc. Prior to
                                                       other companies.                        February 2001, Director
                                                                                               of IMC Global Inc. Prior
                                                                                               to July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM).

Linda Hutton Heagy (56)       Trustee      Trustee     Managing Partner of            81       Trustee/Director/Managing
Heidrick & Struggles                       since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (52)         Trustee      Trustee     Director and President of      81       Trustee/Director/Managing
1744 R Street, NW                          since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (69)            Trustee      Trustee     Prior to 1998, President       83       Trustee/Director/Managing
736 North Western Avenue                   since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

Jack E. Nelson (68)           Trustee      Trustee     President of Nelson            81       Trustee/Director/Managing
423 Country Club Drive                     since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (64)     Trustee      Trustee     President Emeritus and         83       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           81       Trustee/Director/Managing
(63)                                       since 1999  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004 and Director
                                                       Operating Officer from                  of Neurogen Corporation,
                                                       1993 to 2001. Director of               a pharmaceutical company,
                                                       the Institute for Defense               since January 1998.
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (51)       Trustee,     Trustee     President and Chief            81       Trustee/Director/Managing
1221 Avenue of the Americas   President    since       Executive Officer of                    General Partner of funds
New York, NY 10020            and Chief    1999;       funds in the Fund                       in the Fund Complex.
                              Executive    President   Complex. Chairman,
                              Officer      and Chief   President, Chief
                                           Executive   Executive Officer and
                                           Officer     Director of the Adviser
                                           since 2003  and Van Kampen Advisors
                                                       Inc. since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

Richard F. Powers, III* (58)  Trustee      Trustee     Advisory Director of           83       Trustee/Director/Managing
1 Parkview Plaza                           since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (65)         Trustee      Trustee     Partner in the law firm        83       Trustee/Director/Managing
333 West Wacker Drive                      since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the
                                                       Fund Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates. Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stefanie V. Chang (38)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Secretary            since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Amy R. Doberman (42)          Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                   and the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex as of August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeitus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

James W. Garrett (36)         Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Treasurer            since 2005  Chief Financial Officer and Treasurer of the Morgan Stanley
New York, NY 10020                                                 Institutional Funds since 2002 and funds in the Fund Complex since January 2005.

Joseph J. McAlinden (62)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020            Investment Officer                   Investment Management Inc. and Director of Morgan Stanley
                                                                   Trust for over 5 years. Executive Vice President and Chief
                                                                   Investment Officer of funds in the Fund Complex. Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc. since
                                                                   December 2002.

Ronald E. Robison (66)        Executive Vice           Officer     Principal Executive Officer of funds in the Fund Complex
1221 Avenue of the Americas   President and            since 2003  since May 2003. Chief Executive Officer and Chairman of
New York, NY 10020            Principal Executive                  Investor Services. Executive Vice President and Principal
                              Officer                              Executive Officer of funds in the Fund Complex. Managing
                                                                   Director of Morgan Stanley. Chief Administrative Officer,
                                                                   Managing Director and Director of Morgan Stanley Investment
                                                                   Advisors Inc., Morgan Stanley Services Company Inc. and
                                                                   Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. Chief Executive Officer and Director of
                                                                   Morgan Stanley Trust. Executive Vice President and Principal
                                                                   Executive Officer of the Institutional and Retail Morgan
                                                                   Stanley Funds; Director of Morgan Stanley SICAV; previously
                                                                   Chief Global Operations Officer and Managing Director of
                                                                   Morgan Stanley Investment Management Inc.

John L. Sullivan (49)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1996  August 2004. Director and Managing Director of Van Kampen
Oakbrook Terrace, IL 60181                                         Investments, the Adviser, Van Kampen Advisors Inc. and
                                                                   certain other subsidiaries of Van Kampen Investments. Prior
                                                                   August 2004, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management. Prior
                                                                   to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2004 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC.
LIT ANR ENT 3/05 RN05-00230P-Y12/04
                                                   (VAN KAMPEN INVESTMENTS LOGO)

Item 1. Report to Shareholders.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Growth and Income Portfolio performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2004.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 12/31/04

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your portfolio's performance to that of the Russell 1000 Index and the Standard and Poor's 500 Index from 12/31/96 through 12/31/04 for Class I shares.
(LINE GRAPH)

                                                  VAN KAMPEN LIT GROWTH
                                                  AND INCOME PORTFOLIO         RUSSELL 1000 INDEX             S&P 500 INDEX
                                                  ---------------------        ------------------             -------------
12/96                                                     10000                       10000                       10000
                                                          10155                       10155                       10269
                                                          11600                       11862                       12060
                                                          12515                       12898                       12963
12/97                                                     12390                       13285                       13335
                                                          14063                       15061                       15196
                                                          14298                       15437                       15697
                                                          12794                       13846                       14135
12/98                                                     14820                       16875                       17144
                                                          14527                       17570                       17998
                                                          16332                       18821                       19267
                                                          15197                       17579                       18063
12/99                                                     16745                       20402                       20751
                                                          17912                       21294                       21226
                                                          17603                       20564                       20661
                                                          19404                       20710                       20459
12/00                                                     19984                       18815                       18857
                                                          18337                       16451                       16622
                                                          19462                       17490                       17595
                                                          17532                       14826                       15012
12/01                                                     18823                       16473                       16617
                                                          19713                       16595                       16663
                                                          18100                       14361                       14430
                                                          14850                       11933                       11938
12/02                                                     16093                       12907                       12946
                                                          15289                       12527                       12538
                                                          17765                       14499                       14468
                                                          18188                       14934                       14850
12/03                                                     20603                       16765                       16658
                                                          20992                       17083                       16940
                                                          21321                       17322                       17231
                                                          21382                       17009                       16909
12/04                                                     23566                       18676                       18470

AVERAGE ANNUAL TOTAL RETURNS

 -------------------------------------------------------------------------
 AVERAGE ANNUAL                   CLASS I               CLASS II
 TOTAL RETURNS                 since 12/23/96         since 9/18/00

 Since Inception                   11.24%                 4.86%

 5-year                             7.07                    --

 1-year                            14.38                 14.12
 -------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower.

The Russell 1000(R) Index is generally representative of the U.S. market for large-capitalization stocks. The S&P 500 Stock Index is generally representative of the U.S. stock market. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. Index data source: Lipper Inc.

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2004

Van Kampen Life Investment Trust -- Growth and Income Portfolio is managed by the Adviser's Equity Income team.(1) Current members include James A. Gilligan, Managing Director of the Adviser; James O. Roeder, Executive Director of the Adviser; Tom Bastian, Sergio Marcheli, and Vincent E. Vizachero, Vice Presidents of the Adviser.

MARKET CONDITIONS

The U.S. market performed well in 2004 on the strength of a generally positive backdrop for equities. The economy remained steady, growing fast enough to support corporations and consumers but not so fast as to spark inflation or prompt the Federal Reserve Board (the "Fed") to raise interest rates too rapidly. While the Fed did indeed hike rates by a quarter-point on five separate occasions, it made sure that the markets understood that the rate of increase would be "measured." Corporate earnings results--which were expected to rise approximately 18 percent versus 2003--were also very favorable for the market as a whole, even though certain sectors, such as pharmaceuticals and semiconductors, were hurt by concerns about slower growth in 2005. Stronger earnings, in turn, have helped U.S. corporations to reduce debt, improve their balance sheets, and boost dividend payouts--all positives for the market.

On the negative side, stock prices were pressured by strength in the price of crude oil, which rose above $55 per barrel at its peak in mid-October. The uncertainty leading up to November's U.S. presidential election as well as the ongoing concerns about the insurgency in Iraq also weighed on the markets at various points.

In an environment marked by both a solid fundamental underpinning as well as high-profile risks, the value style outperformed growth. Smaller companies--on the strength of superior earnings growth--outpaced their large-cap counterparts. On a sector basis, energy was the best performer while health care and technology stocks lagged.
PERFORMANCE ANALYSIS

The portfolio returned 14.38 percent for the 12 months ended December 31, 2004 (Class I shares). The portfolio's benchmarks, the Russell 1000(R) Index and S&P 500 Index, returned 11.40 percent and 10.87 percent, respectively, for the same period.

During the past year, we added value to the portfolio through our use of fundamental research to find undervalued companies with catalysts for positive change. The largest contribution to performance came from the portfolio's positioning within technology. First, the portfolio held an underweight position in the sector, which proved helpful given its underperformance. Second, stock selection was very favorable. We generally avoided the more economically-sensitive areas of the industry that underperformed, such as hardware and semiconductor stocks. Instead, the portfolio held an outsized position in software and services companies, which generally outperformed the tech sector as a whole. The portfolio's top performers in this area were Microsoft and Accenture, a technology consulting firm.

Our positioning in the energy sector, which performed well behind sharply rising profits, was also additive to returns. Performance was helped by our decision to hold an overweight position in the sector: roughly 12 percent of assets versus about six percent in the benchmark. We began building the portfolio's weighting in energy during 2002 and 2003 when the price of oil was depressed at $17-20 per barrel, and therefore came into 2004 with a substantial overweight. This positioning paid off, and we have since begun to pare back on the portfolio's energy weighted in order to take profits while the price of oil is elevated. Top performers within energy were Valero, a refiner; British Petroleum, an integrated producer; and Schlumberger, an oil services company.

The third sector in which we added meaningful value was health care. Here, the portfolio was underweighted versus the benchmark, a plus since health care was the second-worst sector performer in 2004. We also benefited from strong stock selection, which was extremely important given the significant weakness in a number of individual issues. Positives included the portfolio's holdings in Bausch & Lomb, the eye care company; and Schering Plough, which was a leader within the weak pharmaceuticals group. Our most notable strategic move within health care was to boost the portfolio's weighting in large-cap

(1)Team members may change at any time without notice.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDING DECEMBER 31, 2004

--------------------------------------------------------
                           S&P 500      1000(R)
      CLASS I   CLASS II    INDEX        INDEX

      14.38%     14.12%    10.87%       11.40%
--------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE PERFORMANCE SUMMARY FOR ADDITIONAL PERFORMANCE INFORMATION.
The performance for the two share classes varies because each has different expenses. The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance.

pharmas during the fourth quarter. The market remains extremely pessimistic toward the group, which has reduced its valuations to levels that are very low on a historical basis. Viewing this as a potential opportunity, we positioned the portfolio to take advantage of a rebound.

However, our stock picks in the consumer discretionary sector lagged the benchmark, with the most significant detractor being Clear Channel Communications. One of the largest radio companies in the United States with over 1500 stations, Clear Channel was hurt by a lack of demand for radio advertising, poor pricing power, and the prospect of increased competition from satellite radio. We continue to hold the stock, however, believing it is attractively valued from a long-term standpoint.

Stock selection and underweight in the materials sector also detracted from performance. Phelps Dodge, a mining concern that had been one of the portfolio's top performers in 2003 lost ground during the first half of 2004--which hurt performance--then we elected to sell into weakness in order to lock in profits. When the stock rebounded shortly after, the portfolio was unable to benefit from the recovery. Dupont was also sold prior to a rebound. However, we are more confident with this sale on a longer-term basis based on our belief that the company needs to be run more effectively.

Within financials, the largest sector weighting in the portfolio, we were hurt by an underweight in traditionally interest rate-sensitive issues such as regional banks. Longer-term rates remained steady even though the Fed raised rates five times, helping stocks such as these to produce steadier performance than expected. On the plus side, the portfolio gained ground by not holding any of the insurance stocks that were implicated in the probe by New York Attorney General Eliot Spitzer.

While we believe the backdrop for stocks remains positive, it is likely that the investment environment will grow more challenging in 2005. Value stocks produced strong returns during the past year, helping the asset class close the performance gap with respect to growth stocks. Still, we believe that by continuing to employ our focus on finding attractively valued companies, we will be able to recognize compelling investment opportunities ahead of the market, just as we did with energy stocks in 2002-2003.

There is no guarantee that any securities will continue to perform well or be held by the portfolio in the future.

TOP 10 HOLDINGS AS OF 12/31/04
Bristol-Myers Squibb Co.                             3.3%
J.P. Morgan Chase & Co.                              2.9
Bayer AG-                                            2.8
Time Warner, Inc.                                    2.6
BP Plc-                                              2.4
Citigroup, Inc.                                      2.3
Royal Dutch Petroleum Co.                            2.2
Schlumberger Ltd.                                    2.1
Schering-Plough Corp.                                2.1
Honda Motor Co. Ltd.-                                2.1

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF 12/31/04
Pharmaceuticals                                     10.9%
Integrated Oil & Gas                                 7.9
Other Diversified Financial Services                 5.3
Electric Utilities                                   5.0
Investment Banking & Brokerage                       4.9
Movies & Entertainment                               4.7
Diversified Chemicals                                4.1
Integrated Telecommunication Services                3.1
Property & Casualty                                  3.0
Hotels                                               2.3
Packaged Foods                                       2.2
Automobile Manufacturers                             2.1
Oil & Gas Equipment & Services                       2.1
Aerospace & Defense                                  2.0
Industrial Machinery                                 2.0
Railroads                                            2.0
Industrial Conglomerates                             1.8
Thrifts & Mortgage Finance                           1.8
Data Processing & Outsourcing Services               1.7
Systems Software                                     1.7
Broadcasting & Cable TV                              1.5
Diversified Banks                                    1.5
Life & Health Insurance                              1.5
Managed Health Care                                  1.4
Soft Drinks                                          1.4
Gold                                                 1.3
IT Consulting & Other Services                       1.3
Multi-line Insurance                                 1.3
Auto Parts & Equipment                               1.2
Department Stores                                    1.2
Health Care Equipment                                1.1
Household Products                                   1.1
Oil & Gas Refining & Marketing                       1.1
Diversified Commercial Services                      1.0
Tobacco                                              1.0
Computer Hardware                                    0.8
General Merchandise Stores                           0.8
Regional Banks                                       0.8
Semiconductor Equipment                              0.7
Paper Packaging                                      0.6
Semiconductors                                       0.6
Communications Equipment                             0.5
Restaurants                                          0.4
Biotechnology                                        0.2
Electrical Components & Equipment                    0.2
Paper Products                                       0.2
                                                   -----
Total Long-Term Investments                         95.3%
Short-Term Investments                               4.5
Other Assets in Excess of Liabilities                0.2
                                                   -----
Net Assets                                         100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the portfolio's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102. You may obtain copies of the portfolio's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

The portfolio's policies and procedures with respect to the voting of proxies relating to the portfolio's securities and information on how the portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/04 - 12/31/04.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                  BEGINNING            ENDING         EXPENSES PAID
                                                                ACCOUNT VALUE       ACCOUNT VALUE    DURING PERIOD*
                                                                ----------------------------------------------------
                                                                   7/1/04             12/31/04       7/1/04-12/31/04
Class I
  Actual....................................................      $1,000.00           $1,105.26           $3.33
  Hypothetical..............................................       1,000.00            1,022.04            3.20
  (5% annual return before expenses)
Class II
  Actual....................................................       1,000.00            1,104.18            4.65
  Hypothetical..............................................       1,000.00            1,020.74            4.47
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.63% and 0.88%, for Class I, and II Shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004

                                     NUMBER OF
DESCRIPTION                           SHARES         VALUE
---------------------------------------------------------------
COMMON STOCKS  95.3%
AEROSPACE & DEFENSE  2.0%
Northrop Grumman Corp. ............   230,470    $   12,528,349
Raytheon Co. ......................   286,760        11,134,891
                                                 --------------
                                                     23,663,240
                                                 --------------

AUTO PARTS & EQUIPMENT  1.2%
Magna International, Inc.,
  Class A (Canada).................   171,090        14,123,479
                                                 --------------
AUTOMOBILE MANUFACTURERS  2.1%
Honda Motor Co., Ltd.--ADR
  (Japan)..........................   959,790        25,012,127
                                                 --------------

BIOTECHNOLOGY  0.2%
Applera Corp. .....................    91,930         1,922,256
                                                 --------------

BROADCASTING & CABLE TV  1.5%
Clear Channel
  Communications, Inc. ............   529,700        17,739,653
                                                 --------------
COMMUNICATIONS EQUIPMENT  0.5%
Motorola, Inc. ....................   348,020         5,985,944
                                                 --------------

COMPUTER HARDWARE  0.8%
International Business
  Machines Corp. ..................    94,010         9,267,506
                                                 --------------

DATA PROCESSING & OUTSOURCING SERVICES  1.7%
Automatic Data Processing, Inc. ...   255,170        11,316,789
SunGard Data Systems, Inc. (a).....   318,280         9,016,872
                                                 --------------
                                                     20,333,661
                                                 --------------
DEPARTMENT STORES  1.2%
Kohl's Corp. (a)...................   290,980        14,307,487
                                                 --------------
DIVERSIFIED BANKS  1.5%
Bank of America Corp. .............   369,150        17,346,358
                                                 --------------

DIVERSIFIED CHEMICALS  4.1%
Bayer AG--ADR (Germany)............   994,350        33,788,013
Dow Chemical Co. ..................   316,180        15,654,072
                                                 --------------
                                                     49,442,085
                                                 --------------
DIVERSIFIED COMMERCIAL SERVICES  1.0%
Equifax, Inc. .....................   408,300        11,473,230
                                                 --------------

ELECTRIC UTILITIES  5.0%
American Electric Power Co.,
  Inc. ............................   252,350         8,665,699
Consolidated Edison, Inc. .........   196,750         8,607,812
Edison International, Inc. ........   155,130         4,968,814
Entergy Corp. .....................   210,870        14,252,703
Exelon Corp. ......................   265,150        11,685,160
FirstEnergy Corp. .................   292,790        11,568,133
                                                 --------------
                                                     59,748,321
                                                 --------------
ELECTRICAL COMPONENTS & EQUIPMENT  0.2%
Emerson Electric Co. ..............    33,120         2,321,712
                                                 --------------

GENERAL MERCHANDISE STORES  0.8%
Target Corp. ......................   174,670         9,070,613
                                                 --------------
GOLD  1.3%
Newmont Mining Corp. ..............   345,060        15,324,115
                                                 --------------

                                     NUMBER OF
DESCRIPTION                           SHARES         VALUE
---------------------------------------------------------------
HEALTH CARE EQUIPMENT  1.1%
Bausch & Lomb, Inc. ...............   212,800    $   13,717,088
                                                 --------------

HOTELS  2.3%
Hilton Hotels Corp. ...............   244,170         5,552,426
Marriott International, Inc., Class
  A................................   225,870        14,225,293
Starwood Hotels & Resorts
  Worldwide, Inc. .................   121,810         7,113,704
                                                 --------------
                                                     26,891,423
                                                 --------------
HOUSEHOLD PRODUCTS  1.1%
Kimberly-Clark Corp. ..............   203,470        13,390,361
                                                 --------------

INDUSTRIAL CONGLOMERATES  1.8%
General Electric Co. ..............   574,960        20,986,040
                                                 --------------

INDUSTRIAL MACHINERY  2.0%
Ingersoll-Rand Co.,
  Class A (Bermuda)................   120,760         9,697,028
Parker Hannifin Corp. .............   187,080        14,169,439
                                                 --------------
                                                     23,866,467
                                                 --------------
INTEGRATED OIL & GAS  7.9%
BP Plc--ADR (United Kingdom).......   491,900        28,726,960
ChevronTexaco Corp. ...............    36,760         1,930,268
ConocoPhillips.....................   195,980        17,016,943
Exxon Mobil Corp. .................   412,230        21,130,910
Royal Dutch Petroleum
  Co. (Netherlands)................   453,940        26,047,077
                                                 --------------
                                                     94,852,158
                                                 --------------
INTEGRATED TELECOMMUNICATION SERVICES  3.1%
France Telecom--ADR (France).......   301,850         9,985,198
Sprint Corp. ......................   334,110         8,302,633
Verizon Communications, Inc. ......   476,266        19,293,536
                                                 --------------
                                                     37,581,367
                                                 --------------
INVESTMENT BANKING & BROKERAGE  4.9%
Charles Schwab Corp. ..............   473,560         5,663,778
Goldman Sachs Group, Inc. .........    38,920         4,049,237
Lehman Brothers Holdings, Inc. ....   285,180        24,947,546
Merrill Lynch & Co., Inc. .........   403,390        24,110,620
                                                 --------------
                                                     58,771,181
                                                 --------------
IT CONSULTING & OTHER SERVICES  1.3%
Accenture, Ltd., Class A (Bermuda)
  (a)..............................   585,190        15,800,130
                                                 --------------

LIFE & HEALTH INSURANCE  1.5%
Aegon N.V. (Netherlands)...........   300,160         4,115,194
Metlife, Inc. .....................    41,110         1,665,366
Prudential Financial, Inc. ........   216,830        11,916,977
                                                 --------------
                                                     17,697,537
                                                 --------------
MANAGED HEALTH CARE  1.4%
Cigna Corp. .......................   198,090        16,158,201
                                                 --------------

MOVIES & ENTERTAINMENT  4.7%
Time Warner, Inc. (a)..............  1,573,010       30,579,314
Viacom, Inc., Class B..............   153,650         5,591,324
Walt Disney Co. ...................   702,750        19,536,450
                                                 --------------
                                                     55,707,088
                                                 --------------
MULTI-LINE INSURANCE  1.3%
Hartford Financial Services
  Group, Inc. .....................   231,120        16,018,927
                                                 --------------

See Notes to Financial Statements                                              7

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 continued

                                     NUMBER OF
DESCRIPTION                           SHARES         VALUE
---------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES  2.1%
Schlumberger, Ltd. (Netherlands
  Antilles)........................   380,270    $   25,459,077
                                                 --------------

OIL & GAS REFINING & MARKETING  1.1%
Valero Energy Corp. ...............   295,500        13,415,700
                                                 --------------

OTHER DIVERSIFIED FINANCIAL SERVICES  5.3%
Citigroup, Inc. ...................   575,880        27,745,898
J.P. Morgan Chase & Co. ...........   895,551        34,935,445
                                                 --------------
                                                     62,681,343
                                                 --------------
PACKAGED FOODS  2.2%
Cadbury Schweppes Plc--ADR (United
  Kingdom).........................   379,210        14,296,217
Kraft Foods, Inc., Class A.........   343,920        12,246,991
                                                 --------------
                                                     26,543,208
                                                 --------------
PAPER PACKAGING  0.6%
Temple-Inland, Inc. ...............   109,000         7,455,600
                                                 --------------
PAPER PRODUCTS  0.2%
International Paper Co. ...........    55,570         2,333,940
                                                 --------------

PHARMACEUTICALS  10.9%
Bristol-Myers Squibb Co. ..........  1,549,180       39,689,992
Eli Lilly & Co. ...................   149,570         8,488,098
GlaxoSmithKline Plc--ADR (United
  Kingdom).........................   183,050         8,674,740
Roche Holdings AG--ADR
  (Switzerland)....................   210,820        24,269,050
Sanofi-Aventis--ADR (France).......   282,450        11,287,239
Schering-Plough Corp. .............  1,209,490       25,254,151
Wyeth..............................   306,000        13,032,540
                                                 --------------
                                                    130,695,810
                                                 --------------
PROPERTY & CASUALTY  3.0%
Chubb Corp. .......................   267,370        20,560,753
Saint Paul Travelers Cos., Inc. ...   405,500        15,031,885
                                                 --------------
                                                     35,592,638
                                                 --------------
RAILROADS  2.0%
Norfolk Southern Corp. ............   668,350        24,187,587
                                                 --------------
REGIONAL BANKS  0.8%
PNC Financial Services Group,
  Inc. ............................   158,030         9,077,243
                                                 --------------

                                     NUMBER OF
DESCRIPTION                           SHARES         VALUE
---------------------------------------------------------------
RESTAURANTS  0.4%
McDonald's Corp. ..................   142,360    $    4,564,062
                                                 --------------

SEMICONDUCTOR EQUIPMENT  0.7%
Applied Materials, Inc. (a)........   523,550         8,952,705
                                                 --------------

SEMICONDUCTORS  0.6%
Freescale Semiconductor, Inc.,
  Class B (a)......................    19,848           364,409
Intel Corp. .......................   276,260         6,461,721
                                                 --------------
                                                      6,826,130
                                                 --------------
SOFT DRINKS  1.4%
Coca-Cola Co. .....................   390,940        16,274,832
                                                 --------------

SYSTEMS SOFTWARE  1.7%
Computer Associates
  International, Inc. .............   308,660         9,586,980
Microsoft Corp. ...................   412,370        11,014,403
                                                 --------------
                                                     20,601,383
                                                 --------------
THRIFTS & MORTGAGE FINANCE  1.8%
Freddie Mac........................   292,360        21,546,932
                                                 --------------

TOBACCO  1.0%
Altria Group, Inc. ................   205,390        12,549,329
                                                 --------------
TOTAL LONG-TERM INVESTMENTS  95.3%
(Cost $952,464,217)...........................    1,137,277,274

REPURCHASE AGREEMENT  4.5%
UBS Securities LLC ($53,368,000 par
  collateralized by U.S. Government
  obligations in a pooled cash account,
  interest rate of 1.58%, dated 12/31/04, to
  be sold on 01/03/05 at $53,375,027)
  (Cost $53,368,000)..........................       53,368,000
                                                 --------------

TOTAL INVESTMENTS  99.8%
  (Cost $1,005,832,217).......................    1,190,645,274
OTHER ASSETS IN EXCESS OF LIABILITIES  0.2%...        2,866,093
                                                 --------------

NET ASSETS  100.0%............................   $1,193,511,367
                                                 ==============

    Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2004

ASSETS:
Total Investments (Cost $1,005,832,217).....................    $1,190,645,274
Cash........................................................           816,592
Receivables:
  Investments Sold..........................................         2,504,280
  Portfolio Shares Sold.....................................         1,957,745
  Dividends.................................................         1,345,136
  Interest..................................................             2,342
Other.......................................................            99,556
                                                                --------------
    Total Assets............................................     1,197,370,925
                                                                --------------
LIABILITIES:
Payables:
  Portfolio Shares Repurchased..............................         2,707,951
  Investment Advisory Fee...................................           562,054
  Distributor and Affiliates................................           355,170
Trustees' Deferred Compensation and Retirement Plans........           125,644
Accrued Expenses............................................           108,739
                                                                --------------
    Total Liabilities.......................................         3,859,558
                                                                --------------
NET ASSETS..................................................    $1,193,511,367
                                                                ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................    $  972,284,481
Net Unrealized Appreciation.................................       184,813,057
Accumulated Net Realized Gain...............................        24,845,213
Accumulated Undistributed Net Investment Income.............        11,568,616
                                                                --------------
NET ASSETS..................................................    $1,193,511,367
                                                                ==============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $312,121,732 and
  16,158,516 shares of beneficial interest issued and
  outstanding)..............................................    $        19.32
                                                                ==============
  Class II Shares (Based on net assets of $881,389,635 and
  45,698,502 shares of beneficial interest issued and
  outstanding)..............................................    $        19.29
                                                                ==============

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2004

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $428,427)....    $ 18,646,955
Interest....................................................         572,551
                                                                ------------
    Total Income............................................      19,219,506
                                                                ------------
EXPENSES:
Investment Advisory Fee.....................................       5,458,996
Distribution (12b-1) and Service Fees.......................       1,648,695
Custody.....................................................          85,715
Legal.......................................................          33,416
Trustees' Fees and Related Expenses.........................          26,922
Shareholder Services........................................          18,007
Other.......................................................         288,712
                                                                ------------
    Total Expenses..........................................       7,560,463
    Less Credits Earned on Cash Balances....................          10,368
                                                                ------------
    Net Expenses............................................       7,550,095
                                                                ------------
NET INVESTMENT INCOME.......................................    $ 11,669,411
                                                                ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................    $ 54,638,822
                                                                ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     112,179,199
  End of the Period.........................................     184,813,057
                                                                ------------
Net Unrealized Appreciation During the Period...............      72,633,858
                                                                ------------
NET REALIZED AND UNREALIZED GAIN............................    $127,272,680
                                                                ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $138,942,091
                                                                ============

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                     FOR THE                 FOR THE
                                                                   YEAR ENDED              YEAR ENDED
                                                                DECEMBER 31, 2004       DECEMBER 31, 2003
                                                                -----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................     $   11,669,411           $  7,046,702
Net Realized Gain...........................................         54,638,822              9,949,850
Net Unrealized Appreciation During the Period...............         72,633,858            124,650,207
                                                                 --------------           ------------
Change in Net Assets from Operations........................        138,942,091            141,646,759
                                                                 --------------           ------------

Distributions from Net Investment Income:
  Class I Shares............................................         (2,826,034)            (2,068,488)
  Class II Shares...........................................         (4,232,033)            (1,610,040)
                                                                 --------------           ------------

Total Distributions.........................................         (7,058,067)            (3,678,528)
                                                                 --------------           ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........        131,884,024            137,968,231
                                                                 --------------           ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        393,215,356            331,728,330
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................          7,058,067              3,678,528
Cost of Shares Repurchased..................................       (106,684,186)           (73,593,199)
                                                                 --------------           ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........        293,589,237            261,813,659
                                                                 --------------           ------------
TOTAL INCREASE IN NET ASSETS................................        425,473,261            399,781,890
NET ASSETS:
Beginning of the Period.....................................        768,038,106            368,256,216
                                                                 --------------           ------------
End of the Period (Including accumulated undistributed net
  investment income of $11,568,616 and $6,957,320,
  respectively).............................................     $1,193,511,367           $768,038,106
                                                                 ==============           ============

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                YEAR ENDED DECEMBER 31,
CLASS I SHARES                                                -----------------------------------------------------------
                                                               2004         2003         2002          2001         2000
                                                              -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................  $17.06       $13.47       $ 15.90       $17.01       $15.34
                                                              ------       ------       -------       ------       ------
  Net Investment Income.....................................     .24(a)       .22(a)        .15          .22(a)       .18
  Net Realized and Unrealized Gain/Loss.....................    2.19         3.51         (2.43)       (1.21)        2.71
                                                              ------       ------       -------       ------       ------
Total from Investment Operations............................    2.43         3.73         (2.28)        (.99)        2.89
                                                              ------       ------       -------       ------       ------
Less:
  Distributions from Net Investment Income..................     .17          .14           .15          .01          .18
  Distributions from Net Realized Gain......................     -0-          -0-           -0-          .11         1.04
                                                              ------       ------       -------       ------       ------
Total Distributions.........................................     .17          .14           .15          .12         1.22
                                                              ------       ------       -------       ------       ------
NET ASSET VALUE, END OF THE PERIOD..........................  $19.32       $17.06       $ 13.47       $15.90       $17.01
                                                              ======       ======       =======       ======       ======

Total Return*...............................................  14.38%       28.03%       -14.50%       -5.81%       19.34%
Net Assets at End of the Period (In millions)...............  $312.1       $280.3       $ 186.7       $143.4       $ 92.0
Ratio of Expenses to Average Net Assets*....................    .62%         .66%          .71%         .75%         .75%
Ratio of Net Investment Income to Average Net Assets*.......   1.39%        1.50%         1.29%        1.40%        1.39%
Portfolio Turnover..........................................     48%          57%           68%         103%         100%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................     N/A          N/A           N/A          N/A         .80%
   Ratio of Net Investment Income to Average Net Assets.....     N/A          N/A           N/A          N/A        1.34%

(a) Based on average shares outstanding.

N/A=Not Applicable

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                                               SEPTEMBER 18, 2000
                                                                     YEAR ENDED DECEMBER 31,                     (COMMENCEMENT
CLASS II SHARES                                           ----------------------------------------------       OF OPERATIONS) TO
                                                           2004         2003         2002          2001        DECEMBER 31, 2000
                                                          -----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD................  $17.03       $13.45       $ 15.88       $17.02             $17.22
                                                          ------       ------       -------       ------             ------
  Net Investment Income.................................     .20(a)       .19(a)        .11          .18(a)             .06
  Net Realized and Unrealized Gain/Loss.................    2.19         3.50         (2.43)       (1.21)               .76
                                                          ------       ------       -------       ------             ------
Total from Investment Operations........................    2.39         3.69         (2.32)       (1.03)               .82
                                                          ------       ------       -------       ------             ------
Less:
  Distributions from Net Investment Income..............     .13          .11           .11          -0-                .15
  Distributions from Net Realized Gain..................     -0-          -0-           -0-          .11                .87
                                                          ------       ------       -------       ------             ------
Total Distributions.....................................     .13          .11           .11          .11               1.02
                                                          ------       ------       -------       ------             ------
NET ASSET VALUE, END OF THE PERIOD......................  $19.29       $17.03       $ 13.45       $15.88             $17.02
                                                          ======       ======       =======       ======             ======

Total Return (b)*.......................................  14.12%       27.68%       -14.74%       -6.05%              5.00%**
Net Assets at End of the Period (In millions)...........  $881.4       $487.7       $ 181.6       $ 76.1             $ 13.7
Ratio of Expenses to Average Net Assets*................    .87%         .91%          .96%        1.00%              1.00%
Ratio of Net Investment Income to Average Net Assets*...   1.17%        1.28%         1.09%        1.15%              1.23%
Portfolio Turnover......................................     48%          57%           68%         103%               100%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..............     N/A          N/A           N/A          N/A              1.03%
   Ratio of Net Investment Income to Average Net
     Assets.............................................     N/A          N/A           N/A          N/A              1.20%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

N/A=Not Applicable

See Notes to Financial Statements                                             13

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Growth and Income Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek long-term growth of capital and income. The Portfolio commenced investment operations on December 23, 1996. The distribution of the Portfolio's Class II Shares commenced on September 18, 2000.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where prices or quotations are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements, which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to Regulated Investment Companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At December 31, 2004, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $1,011,756,552
                                                                ==============
Gross tax unrealized appreciation...........................    $  184,280,197
Gross tax unrealized depreciation...........................        (5,391,475)
                                                                --------------
Net tax unrealized appreciation on investments..............    $  178,888,722
                                                                ==============

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended December 31, 2004 and 2003 was as follows:

                                                                   2004             2003
Distributions paid from:
  Ordinary Income...........................................    $7,058,067       $3,678,528
  Long-term capital gain....................................           -0-              -0-
                                                                ----------       ----------
                                                                $7,058,067       $3,678,528
                                                                ==========       ==========

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 continued

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting for the 2004 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent difference relating to the Portfolio's investment in other regulated investment companies totaling $48 was reclassified from accumulated undistributed net investment income to accumulated net realized gain.

    As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $11,679,627
Undistributed long-term capital gain........................     30,769,548

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended December 31, 2004, the Portfolio's custody fee was reduced by $10,368 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Portfolio's Investment Advisory Agreement, the Adviser provides investment advice and facilities to the Portfolio for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .60%
Over $500 million...........................................       .55%

    The Adviser has agreed to waive all expenses in excess of .75% of Class I Shares daily average net assets and 1.00% of Class II Shares daily average net assets. For the year ended December 31, 2004, no fees were waived. This waiver is voluntary and can be discontinued at any time.

    For the year ended December 31, 2004, the Portfolio recognized expenses of approximately $33,400, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Portfolio, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Portfolio. The Adviser allocates the cost of such services to each portfolio. For the year ended December 31, 2004, the Portfolio recognized expenses of approximately $46,800, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio which is reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2004, the Portfolio recognized expenses of approximately $18,000 representing transfer agency fees paid to VKIS. Transfer Agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $73,281 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2004. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2004, the Portfolio paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $22,371.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 continued

3. CAPITAL TRANSACTIONS

At December 31, 2004, capital aggregated $241,213,287 and $731,071,194 for Classes I and II, respectively. For the year ended December 31, 2004, transactions were as follows:

                                                                SHARES          VALUE
Sales:
  Class I...................................................   1,964,444    $  34,339,329
  Class II..................................................  20,504,837      358,876,027
                                                              ----------    -------------
Total Sales.................................................  22,469,281    $ 393,215,356
                                                              ==========    =============
Dividend Reinvestment:
  Class I...................................................     164,113    $   2,826,034
  Class II..................................................     245,620        4,232,033
                                                              ----------    -------------
Total Dividend Reinvestment.................................     409,733    $   7,058,067
                                                              ==========    =============
Repurchases:
  Class I...................................................  (2,405,037)   $ (42,116,109)
  Class II..................................................  (3,683,302)     (64,568,077)
                                                              ----------    -------------
Total Repurchases...........................................  (6,088,339)   $(106,684,186)
                                                              ==========    =============

    At December 31, 2003, capital aggregated $246,164,033 and $432,531,211 for Classes I and II, respectively. For the year ended December 31, 2003, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class I...................................................   4,840,914    $ 69,043,401
  Class II..................................................  17,697,371     262,684,929
                                                              ----------    ------------
Total Sales.................................................  22,538,285    $331,728,330
                                                              ==========    ============
Dividend Reinvestment:
  Class I...................................................     159,976    $  2,068,489
  Class II..................................................     124,520       1,610,039
                                                              ----------    ------------
Total Dividend Reinvestment.................................     284,496    $  3,678,528
                                                              ==========    ============
Repurchases:
  Class I...................................................  (2,429,551)   $(34,788,953)
  Class II..................................................  (2,693,155)    (38,804,246)
                                                              ----------    ------------
Total Repurchases...........................................  (5,122,706)   $(73,593,199)
                                                              ==========    ============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $704,263,187 and $437,501,250, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Portfolio has a variety of reasons to use derivative instruments, such as to attempt to protect the Portfolio against possible changes in the market value of its portfolio or to generate potential gain. All of the Portfolio's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Portfolio generally invests in exchange traded stock index futures. These contracts are generally used as a substitute for purchasing and selling specific securities. Upon entering into futures contracts, the Portfolio maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as an initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). There were no futures contracts outstanding at December 31, 2004.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 continued

5. DISTRIBUTION AND SERVICE PLANS

The Portfolio has adopted a distribution plan with respect to its Class II Shares pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Portfolio's Class II Shares, ongoing shareholder services and maintenance of shareholder accounts with respect to its Class II Shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans of up to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares.

    Annual fees under the Plan of up to .25% of Class II average daily net assets are accrued daily and paid quarterly.

6. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust Growth and Income Portfolio:

    We have audited the accompanying statement of assets and liabilities of Van Kampen Life Investment Trust Growth and Income Portfolio (the "Portfolio"), including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Growth and Income Portfolio at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
February 4, 2005

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following is furnished with respect to the distributions paid by the Portfolio during its taxable year ended December 31, 2004. For corporate shareholders, 100% of the distributions qualify for the dividend received deductions. In January, the Portfolio provides tax information to shareholders for the preceding calendar year.

    "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (59)            Trustee      Trustee     Chairman and Chief             83       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

Jerry D. Choate (66)          Trustee      Trustee     Prior to January 1999,         81       Trustee/Director/Managing
33971 Selva Road                           since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

Rod Dammeyer (64)             Trustee      Trustee     President of CAC, L.L.C.,      83       Trustee/Director/Managing
CAC, L.L.C.                                since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Stericycle,
San Diego, CA 92122-6223                               advisory services. Prior                Inc., Ventana Medical
                                                       to February 2001, Vice                  Systems, Inc., and GATX
                                                       Chairman and Director of                Corporation, and Trustee
                                                       Anixter International,                  of The Scripps Research
                                                       Inc., a global                          Institute and the
                                                       distributor of wire,                    University of Chicago
                                                       cable and communications                Hospitals and Health
                                                       connectivity products.                  Systems. Prior to January
                                                       Prior to July 2000,                     2004, Director of
                                                       Managing Partner of                     TeleTech Holdings Inc.
                                                       Equity Group Corporate                  and Arris Group, Inc.
                                                       Investment (EGI), a                     Prior to May 2002,
                                                       company that makes                      Director of Peregrine
                                                       private investments in                  Systems Inc. Prior to
                                                       other companies.                        February 2001, Director
                                                                                               of IMC Global Inc. Prior
                                                                                               to July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM).

Linda Hutton Heagy (56)       Trustee      Trustee     Managing Partner of            81       Trustee/Director/Managing
Heidrick & Struggles                       since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (52)         Trustee      Trustee     Director and President of      81       Trustee/Director/Managing
1744 R Street, NW                          since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (69)            Trustee      Trustee     Prior to 1998, President       83       Trustee/Director/Managing
736 North Western Avenue                   since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

Jack E. Nelson (68)           Trustee      Trustee     President of Nelson            81       Trustee/Director/Managing
423 Country Club Drive                     since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (64)     Trustee      Trustee     President Emeritus and         83       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           81       Trustee/Director/Managing
(63)                                       since 1999  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004 and Director
                                                       Operating Officer from                  of Neurogen Corporation,
                                                       1993 to 2001. Director of               a pharmaceutical company,
                                                       the Institute for Defense               since January 1998.
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (51)       Trustee,     Trustee     President and Chief            81       Trustee/Director/Managing
1221 Avenue of the Americas   President    since       Executive Officer of                    General Partner of funds
New York, NY 10020            and Chief    1999;       funds in the Fund                       in the Fund Complex.
                              Executive    President   Complex. Chairman,
                              Officer      and Chief   President, Chief
                                           Executive   Executive Officer and
                                           Officer     Director of the Adviser
                                           since 2003  and Van Kampen Advisors
                                                       Inc. since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

Richard F. Powers, III* (58)  Trustee      Trustee     Advisory Director of           83       Trustee/Director/Managing
1 Parkview Plaza                           since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (65)         Trustee      Trustee     Partner in the law firm        83       Trustee/Director/Managing
333 West Wacker Drive                      since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the
                                                       Fund Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates. Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stefanie V. Chang (38)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Secretary            since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Amy R. Doberman (42)          Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                   and the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex as of August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeitus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

James W. Garrett (36)         Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Treasurer            since 2005  Chief Financial Officer and Treasurer of the Morgan Stanley
New York, NY 10020                                                 Institutional Funds since 2002 and funds in the Fund Complex since January 2005.

Joseph J. McAlinden (62)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020            Investment Officer                   Investment Management Inc. and Director of Morgan Stanley
                                                                   Trust for over 5 years. Executive Vice President and Chief
                                                                   Investment Officer of funds in the Fund Complex. Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc. since
                                                                   December 2002.

Ronald E. Robison (66)        Executive Vice           Officer     Principal Executive Officer of funds in the Fund Complex
1221 Avenue of the Americas   President and            since 2003  since May 2003. Chief Executive Officer and Chairman of
New York, NY 10020            Principal Executive                  Investor Services. Executive Vice President and Principal
                              Officer                              Executive Officer of funds in the Fund Complex. Managing
                                                                   Director of Morgan Stanley. Chief Administrative Officer,
                                                                   Managing Director and Director of Morgan Stanley Investment
                                                                   Advisors Inc., Morgan Stanley Services Company Inc. and
                                                                   Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. Chief Executive Officer and Director of
                                                                   Morgan Stanley Trust. Executive Vice President and Principal
                                                                   Executive Officer of the Institutional and Retail Morgan
                                                                   Stanley Funds; Director of Morgan Stanley SICAV; previously
                                                                   Chief Global Operations Officer and Managing Director of
                                                                   Morgan Stanley Investment Management Inc.

John L. Sullivan (49)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1996  August 2004. Director and Managing Director of Van Kampen
Oakbrook Terrace, IL 60181                                         Investments, the Adviser, Van Kampen Advisors Inc. and
                                                                   certain other subsidiaries of Van Kampen Investments. Prior
                                                                   August 2004, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management. Prior
                                                                   to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright 2004 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC.
LIT ANR GI 3/05 RN05-00228P-Y12/04
                                                   (VAN KAMPEN INVESTMENTS LOGO)

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Government Portfolio performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2004.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

       PORTFOLIO SHARES ARE NEITHER INSURED NOR GUARANTEED BY THE U.S.
       GOVERNMENT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 12/31/04

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your portfolio's performance to that of the Lehman Brothers Government/Mortgage Index from 12/31/94 through 12/31/04 for Class I Shares. (LINE GRAPH)

                                                                 VAN KAMPEN LIT GOVERNMENT               LEHMAN BROTHERS
                                                                         PORTFOLIO                  GOVERNMENT/MORTGAGE INDEX
                                                                 -------------------------          -------------------------
12/94                                                                      10000                              10000
                                                                           10497                              10489
                                                                           11016                              11104
                                                                           11217                              11312
12/95                                                                      11716                              11780
                                                                           11455                              11589
                                                                           11463                              11657
                                                                           11636                              11868
12/96                                                                      11965                              12214
                                                                           11863                              12156
                                                                           12322                              12591
                                                                           12730                              12994
12/97                                                                      13115                              13379
                                                                           13306                              13588
                                                                           13603                              13897
                                                                           14361                              14507
12/98                                                                      14242                              14545
                                                                           14076                              14480
                                                                           13763                              14380
                                                                           13841                              14492
12/99                                                                      13763                              14466
                                                                           14157                              14822
                                                                           14356                              15100
                                                                           14772                              15550
12/00                                                                      15471                              16244
                                                                           15837                              16670
                                                                           15819                              16733
                                                                           16612                              17543
12/01                                                                      16541                              17497
                                                                           16525                              17532
                                                                           17209                              18223
                                                                           18021                              19057
12/02                                                                      18132                              19258
                                                                           18294                              19450
                                                                           18506                              19759
                                                                           18448                              19732
12/03                                                                      18448                              19783
                                                                           18812                              20262
                                                                           18548                              19846
                                                                           19055                              20412
12/04                                                                      19217                              20590

AVERAGE ANNUAL TOTAL RETURNS

 ---------------------------------------------------------------------------
 AVERAGE ANNUAL                CLASS I SHARES         CLASS II SHARES
 TOTAL RETURNS                  since 4/7/86          since 12/15/00

 Since Inception                   6.55%                   5.35%

 10-year                           6.75                      --

 5-year                            6.90                      --

 1-year                            4.17                    3.90
 ---------------------------------------------------------------------------
 30-Day SEC Yield                  3.17%                   2.92%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower. SEC Yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers Government/Mortgage Index is generally representative of U.S. government mortgage-backed securities. The index does not include any expenses, fees or sales charges, which would lower performance. The treasury securities and agency index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2004

Van Kampen Life Investment Trust--Government Portfolio is managed by the Adviser's Taxable Fixed Income team.(1) Current members of the team include W. David Armstrong and Scott F. Richard, Managing Directors of the Adviser; and Jaidip Singh, Executive Director of the Adviser.

MARKET CONDITIONS

The year 2004 marked a turning point for the economy. The year began with interest rates generally falling and still near their historical lows. Continued low employment numbers and deflationary pressures caused rates to follow this downward path throughout the first quarter of 2004. The market then reversed course in April, after the release of March employment numbers. The surprisingly strong employment data, coupled with increasing oil prices, led investors to the conclusion that the Federal Reserve Board (the "Fed") would move to raise interest rates. In fact, beginning with the June FOMC meeting, the Fed went on to increase the benchmark overnight rate by 25 basis point increments at each of its meetings for the remainder of the year. The federal funds rate, which began the year at an historical low level of 1 percent, ended the year at 2.25 percent. The Fed also affirmed its position to continue to raise rates at a "measured pace."

Despite the actions of the Fed, continued softness in the economy pushed yields on intermediate and longer maturity securities lower during the third quarter and into the beginning of the fourth. Moreover, attention soon turned toward increasing oil prices and the upcoming U.S. presidential election. Oil prices reached $55 per barrel and this, along with a string of weaker than expected employment reports and investors' concern over both the trade and budget deficits, forced interest rates into a downward pattern. While the bond market gained slightly following the conclusion of the election, gains were largely limited to intermediate and longer-maturity securities.

Performance varied over the major fixed income sectors in 2004. U.S. Treasury securities lagged other parts of the market, due in most part to their high sensitivity to fluctuating interest rates and their relatively low yields. Mortgage-backed securities (MBS) had mixed performance. Lower-coupon securities outperformed their higher-coupon counterparts as declining rates resulted in increased prepayment expectations.

PERFORMANCE ANALYSIS

Van Kampen LIT Government Portfolio underperformed the Lehman Brothers Government/Mortgage Index for the 12 months ended December 31, 2004. The portfolio's returns were driven in large part by two key strategies. The first of these involved limiting the portfolio's duration (a measure of interest rate sensitivity) to a level below that of the Lehman Brothers Government/Mortgage Index. This approach was based on our anticipation of rising interest rates in 2004. While we believe these expectations were validated by the rising federal funds target rate, economic softness and foreign purchases resulted in a general decline in longer-term yields.

The portfolio's positioning in the MBS sector was more advantageous. Our strategy during the year was to emphasize higher-coupon MBS in the portfolio. These securities did not benefit as much as lower-coupon issues due to the market's concerns that lower-coupon securities would continue to suffer from a decline in prepayments triggered by low interest rates. By the end of the fourth quarter, we began taking profits in these positions in order to redeploy the proceeds into securities with more compelling total return potential.

Our approach in 2005 will remain focused on finding securities we believe offer the potential for positive total returns. We look forward to investing at more attractive yields than we've seen for some time.

(1)Team members may change at any time without notice.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2004

----------------------------------------------------------
                                LEHMAN BROTHERS
      CLASS I   CLASS II   GOVERNMENT/MORTGAGE INDEX
       4.17%     3.90%               4.08%
----------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE PERFORMANCE SUMMARY FOR ADDITIONAL PERFORMANCE INFORMATION.

The performance for the two share classes varies because each has different expenses. The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance.

SECTORS AS OF 12/31/04
Treasury Securities                                 50.8%
FNMA                                                23.9
U.S. Govt. Agency                                   11.9
FHLMC                                                7.3
GNMA                                                 2.3
REMIC/CMO                                            1.3
                                                   -----
Total Long-Term Investments                         97.4%
Short-Term Investments                              18.2
Liabilities in Excess of Other Assets              (15.6)
                                                   -----
Net Assets                                         100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. All percentages are as a percentage of net assets. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the portfolio's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102. You may obtain copies of the portfolio's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

The portfolio's policies and procedures with respect to the voting of proxies relating to the portfolio's securities and information on how the portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/04 - 12/31/04.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                  BEGINNING            ENDING         EXPENSES PAID
                                                                ACCOUNT VALUE       ACCOUNT VALUE    DURING PERIOD*
                                                                ----------------------------------------------------
                                                                   7/1/04             12/31/04       7/1/04-12/31/04
Class I
  Actual....................................................      $1,000.00           $1,036.07           $3.07
  Hypothetical..............................................       1,000.00            1,022.14            3.05
  (5% annual return before expenses)
Class II
  Actual....................................................       1,000.00            1,034.93            4.35
  Hypothetical..............................................       1,000.00            1,020.84            4.32
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.60% and 0.85%, for Class I, and II Shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). These ratios reflect an expense cap.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004

PAR
AMOUNT
(000)      DESCRIPTION                                                  COUPON          MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------------
           COLLATERALIZED MORTGAGE OBLIGATIONS  1.3%
$  911     Federal Home Loan Mortgage Corp. (Interest Only)............ 5.000%          12/15/16          $     98,194
 1,416     Federal Home Loan Mortgage Corp. (Interest Only)............ 6.000     05/15/30 to 05/01/31         178,262
   516     Federal Home Loan Mortgage Corp. (Interest Only)............ 6.500           04/01/28                98,640
   173     Federal Home Loan Mortgage Corp. (Interest Only)............ 8.000           06/01/31                34,288
   750     Federal National Mortgage Association....................... 6.022           11/25/10               817,872
   803     Federal National Mortgage Association (Interest Only)....... 5.000           09/25/11                10,095
   868     Federal National Mortgage Association (Interest Only)....... 6.000           11/25/32               120,973
 1,658     Federal National Mortgage Association (Interest Only)....... 6.500     07/01/31 to 05/25/33         331,666
   143     Federal National Mortgage Association (Interest Only)....... 8.000           05/01/30                30,249
   170     Federal National Mortgage Association (Interest Only)
           REMIC....................................................... 6.000           08/25/32                22,713
   751     Federal National Mortgage Association (Interest Only)
           REMIC....................................................... 7.000     03/01/32 to 04/25/33         141,257
   544     Government National Mortgage Association (Interest Only)
           REMIC (a)................................................... 4.993           05/16/32                32,932
 1,120     Government National Mortgage Association (Interest Only)
           REMIC (a)................................................... 5.593     04/16/29 to 05/16/32          90,802
                                                                                                          ------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS.............................................................       2,007,943
                                                                                                          ------------

           MORTGAGE BACKED SECURITIES  33.4%
   359     Federal Home Loan Mortgage Corp. ........................... 6.000     06/01/29 to 09/01/29         371,947
    85     Federal Home Loan Mortgage Corp. ........................... 6.500           06/01/29                89,247
 2,629     Federal Home Loan Mortgage Corp. ........................... 7.500     08/01/24 to 12/01/32       2,819,280
     7     Federal Home Loan Mortgage Corp. ........................... 8.000           09/01/24                 7,161
   465     Federal Home Loan Mortgage Corp. (ARM)...................... 3.637           07/01/34               463,577
 1,086     Federal Home Loan Mortgage Corp. (ARM)...................... 4.182           08/01/34             1,093,996
 4,200     Federal Home Loan Mortgage Corp., January................... 5.000             TBA                4,264,310
 2,050     Federal Home Loan Mortgage Corp., January................... 5.500             TBA                2,117,265
 1,455     Federal National Mortgage Association....................... 2.000           12/18/32             1,464,040
    35     Federal National Mortgage Association....................... 5.500     07/01/24 to 02/01/29          35,597
   316     Federal National Mortgage Association....................... 6.000     01/01/14 to 08/01/14         331,914
 8,572     Federal National Mortgage Association....................... 6.500     06/01/09 to 08/01/34       9,001,645
 4,198     Federal National Mortgage Association....................... 7.000     07/01/10 to 02/01/33       4,451,659
 2,909     Federal National Mortgage Association....................... 7.500     02/01/23 to 04/01/32       3,117,339
    31     Federal National Mortgage Association....................... 8.000     06/01/24 to 10/01/24          33,993
    18     Federal National Mortgage Association....................... 10.000          04/01/21                20,308
    46     Federal National Mortgage Association....................... 11.000          11/01/20                52,169
   503     Federal National Mortgage Association (ARM)................. 3.730           07/01/34               500,620
   694     Federal National Mortgage Association (ARM)................. 4.111           09/01/34               698,408
   598     Federal National Mortgage Association (ARM)................. 4.237           10/01/34               605,215
   682     Federal National Mortgage Association (ARM)................. 4.269           10/01/34               686,649
 2,300     Federal National Mortgage Association, February............. 6.000             TBA                2,373,313
 4,450     Federal National Mortgage Association, January.............. 4.500             TBA                4,387,593
 7,550     Federal National Mortgage Association, January.............. 5.500             TBA                7,694,607
 1,375     Federal National Mortgage Association, January.............. 6.500             TBA                1,442,031
   156     Government National Mortgage Association.................... 6.500     05/15/23 to 03/15/29         165,037
   327     Government National Mortgage Association.................... 7.000     04/15/23 to 11/15/27         348,830
    59     Government National Mortgage Association.................... 7.500     12/15/21 to 06/15/24          64,067
    53     Government National Mortgage Association.................... 8.000     05/15/17 to 01/15/23          57,637
    26     Government National Mortgage Association.................... 8.500     05/15/17 to 07/15/17          28,209
    99     Government National Mortgage Association.................... 9.500     06/15/09 to 10/15/09         108,395
     4     Government National Mortgage Association.................... 11.000          09/15/10                 4,538
 2,775     Government National Mortgage Association, January........... 5.500             TBA                2,832,234
                                                                                                          ------------

TOTAL MORTGAGE BACKED SECURITIES......................................................................      51,732,830
                                                                                                          ------------

           UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  11.9%
 4,400     Federal Home Loan Bank...................................... 3.000           04/15/09             4,275,616
 3,150     Federal Home Loan Mortgage Corp. ........................... 6.625           09/15/09             3,526,362
   500     Federal Home Loan Mortgage Corp. ........................... 6.750           03/15/31               609,739
   505     Federal National Mortgage Association....................... 6.625           11/15/30               603,814
 3,300     Federal National Mortgage Association....................... 7.125           06/15/10             3,797,442
   350     Federal National Mortgage Association....................... 7.250           01/15/10               402,686

 6                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                                  COUPON          MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------------
           UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
$1,985     Financing Corp. ............................................ 9.650%          11/02/18          $  2,918,462
   700     Financing Corp. ............................................ 9.800           04/06/18             1,033,670
   960     Tennessee Valley Authority, Ser G........................... 7.125           05/01/30             1,198,020
                                                                                                          ------------

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  11.9%..............................................      18,365,811
                                                                                                          ------------

           UNITED STATES TREASURY OBLIGATIONS  50.8%
 7,900     United States Treasury Bonds................................ 5.250           11/15/28             8,282,660
 1,650     United States Treasury Bonds................................ 6.125           08/15/29             1,937,720
 1,500     United States Treasury Bonds................................ 7.625           11/15/22             2,005,254
 2,000     United States Treasury Bonds................................ 7.625           02/15/25             2,709,298
 1,000     United States Treasury Bonds................................ 8.000           11/15/21             1,373,008
 1,800     United States Treasury Bonds................................ 8.125           08/15/19             2,457,423
 8,520     United States Treasury Bonds................................ 8.125           08/15/21            11,799,535
   800     United States Treasury Bonds................................ 8.750           08/15/20             1,156,626
 1,250     United States Treasury Bonds................................ 9.250           02/15/16             1,784,717
   350     United States Treasury Bonds (b)............................ 10.375          11/15/12               417,403
 8,300     United States Treasury Bonds................................ 10.750          08/15/05             8,713,705
   700     United States Treasury Bonds................................ 12.000          08/15/13               902,399
 1,500     United States Treasury Notes................................ 3.500           11/15/06             1,513,127
 6,700     United States Treasury Notes................................ 3.875           02/15/13             6,612,592
   500     United States Treasury Notes................................ 4.750           11/15/08               523,848
 6,100     United States Treasury Notes................................ 5.000           08/15/11             6,495,786
10,000     United States Treasury Notes................................ 5.875           11/15/05            10,269,150
 2,600     United States Treasury Notes................................ 6.250           02/15/07             2,768,189
 4,700     United States Treasury Notes................................ 6.750           05/15/05             4,774,175
 5,600     United States Treasury Notes (STRIPS) (c)...................   *             02/15/25             2,013,497
                                                                                                          ------------

TOTAL UNITED STATES TREASURY OBLIGATIONS..............................................................      78,510,112
                                                                                                          ------------

TOTAL LONG-TERM INVESTMENTS  97.4%
  (Cost $148,179,274).................................................................................     150,616,696
                                                                                                          ------------


SHORT-TERM INVESTMENTS  18.2%

U.S. GOVERNMENT AGENCY OBLIGATIONS  18.2%
Federal Farm Credit Bank Discount Note ($10,000,000 par, yielding 1.25%, 01/03/05 maturity)...........       9,999,306
Federal Home Loan Discount Note ($17,845,000 par, yielding 1.25%, 01/03/05 maturity)..................      17,843,761
United States Treasury Bills ($100,000 par, yielding 1.47%, 01/13/05 maturity) (b)....................          99,951
United States Treasury Bills ($200,000 par, yielding 2.10%, 03/24/05 maturity) (b)....................         199,044
                                                                                                          ------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $28,142,148)..................................................................................      28,142,062
                                                                                                          ------------

TOTAL INVESTMENTS  115.6%
  (Cost $176,321,422).................................................................................     178,758,758
LIABILITIES IN EXCESS OF OTHER ASSETS  (15.6%)........................................................     (24,091,770)
                                                                                                          ------------

NET ASSETS  100.0%....................................................................................    $154,666,988
                                                                                                          ============

Percentages are calculated as a percentage of net assets.

*   Zero Coupon Bond.

(a) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Portfolio to enhance the yield of the portfolio. All of the Portfolio's holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

See Notes to Financial Statements                                              7

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 continued

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(c) Interest only strip.

The obligations of certain US Government sponsored entities are neither issued or guaranteed by the United States Treasury.

ARM--Adjustable Rate Mortgage

REMIC--Real Estate Mortgage Investment Conduits

TBA--To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2004

ASSETS:
Total Investments (Cost $176,321,422).......................    $178,758,758
Cash........................................................          16,726
Receivables:
  Investments Sold..........................................       2,371,605
  Interest..................................................       1,702,548
  Portfolio Shares Sold.....................................         149,210
  Principal Paydown.........................................          14,150
Other.......................................................         142,883
                                                                ------------
    Total Assets............................................     183,155,880
                                                                ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      27,988,530
  Portfolio Shares Repurchased..............................          86,798
  Variation Margin on Futures...............................          57,906
  Investment Advisory Fee...................................          48,532
  Distributor and Affiliates................................          39,583
Trustees' Deferred Compensation and Retirement Plans........         206,048
Accrued Expenses............................................          61,495
                                                                ------------
    Total Liabilities.......................................      28,488,892
                                                                ------------
NET ASSETS..................................................    $154,666,988
                                                                ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................    $153,601,407
Accumulated Undistributed Net Investment Income.............       4,452,447
Net Unrealized Appreciation.................................       2,376,830
Accumulated Net Realized Loss...............................      (5,763,696)
                                                                ------------
NET ASSETS..................................................    $154,666,988
                                                                ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $71,194,801 and
  7,510,781 shares of beneficial interest issued and
  outstanding)..............................................    $       9.48
                                                                ============
  Class II Shares (Based on net assets of $83,472,187 and
  8,808,536 shares of beneficial interest issued and
  outstanding)..............................................    $       9.48
                                                                ============

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2004

INVESTMENT INCOME:
Interest....................................................    $5,604,532
                                                                ----------
EXPENSES:
Investment Advisory Fee.....................................       724,238
Distribution (12b-1) and Service Fees.......................       181,787
Custody.....................................................        33,704
Trustees' Fees and Related Expenses.........................        27,275
Shareholder Services........................................        16,551
Legal.......................................................        10,162
Other.......................................................       131,694
                                                                ----------
    Total Expenses..........................................     1,125,411
    Investment Advisory Fee Reduction.......................        73,341
    Less Credits Earned on Cash Balances....................         1,126
                                                                ----------
    Net Expenses............................................     1,050,944
                                                                ----------
NET INVESTMENT INCOME.......................................    $4,553,588
                                                                ==========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................    $1,171,908
  Futures...................................................      (315,874)
                                                                ----------
Net Realized Gain...........................................       856,034
                                                                ----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     2,137,817
                                                                ----------
  End of the Period:
    Investments.............................................     2,437,336
    Futures.................................................       (60,506)
                                                                ----------
                                                                 2,376,830
                                                                ----------
Net Unrealized Appreciation During the Period...............       239,013
                                                                ----------
NET REALIZED AND UNREALIZED GAIN............................    $1,095,047
                                                                ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $5,648,635
                                                                ==========

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                     FOR THE                 FOR THE
                                                                   YEAR ENDED              YEAR ENDED
                                                                DECEMBER 31, 2004       DECEMBER 31, 2003
                                                                -----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................      $  4,553,588            $  4,284,328
Net Realized Gain...........................................           856,034                 940,638
Net Unrealized Appreciation/Depreciation During the
  Period....................................................           239,013              (2,929,387)
                                                                  ------------            ------------
Change in Net Assets from Operations........................         5,648,635               2,295,579
                                                                  ------------            ------------

Distributions from Net Investment Income:
  Class I Shares............................................        (3,500,154)             (3,932,901)
  Class II Shares...........................................        (3,145,411)             (2,798,678)
                                                                  ------------            ------------
Total Distributions.........................................        (6,645,565)             (6,731,579)
                                                                  ------------            ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........          (996,930)             (4,436,000)
                                                                  ------------            ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        32,372,419              54,298,581
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................         6,645,565               6,731,579
Cost of Shares Repurchased..................................       (29,031,463)            (53,477,128)
                                                                  ------------            ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........         9,986,521               7,553,032
                                                                  ------------            ------------
TOTAL INCREASE IN NET ASSETS................................         8,989,591               3,117,032
NET ASSETS:
Beginning of the Period.....................................       145,677,397             142,560,365
                                                                  ------------            ------------
End of the Period (Including accumulated undistributed net
  investment income of $4,452,447 and $5,423,742,
  respectively).............................................      $154,666,988            $145,677,397
                                                                  ============            ============

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                 YEAR ENDED DECEMBER 31,
CLASS I SHARES                                                  ---------------------------------------------------------
                                                                2004        2003        2002        2001 (a)        2000
                                                                ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $9.55       $9.82       $9.39        $9.30         $ 8.82
                                                                -----       -----       -----        -----         ------
  Net Investment Income.....................................      .31(b)      .28(b)      .29(b)       .47(b)         .56
  Net Realized and Unrealized Gain/Loss.....................      .08        (.11)        .57          .15            .48
                                                                -----       -----       -----        -----         ------
Total from Investment Operations............................      .39         .17         .86          .62           1.04
Less Distributions from Net Investment Income...............      .46         .44         .43          .53            .56
                                                                -----       -----       -----        -----         ------
NET ASSET VALUE, END OF THE PERIOD..........................    $9.48       $9.55       $9.82        $9.39         $ 9.30
                                                                =====       =====       =====        =====         ======

Total Return*...............................................    4.17%       1.75%       9.61%        6.92%         12.40%
Net Assets at End of the Period (In millions)...............    $71.2       $75.1       $89.8        $60.1         $ 55.1
Ratio of Expenses to Average Net Assets*....................     .60%        .60%        .60%         .60%           .60%
Ratio of Net Investment Income to Average Net Assets*.......    3.26%       2.96%       3.10%        5.09%          6.14%
Portfolio Turnover..........................................     409%        511%(c)      87%          82%           180%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................     .65%        .63%        .68%         .71%           .79%
   Ratio of Net Investment Income to Average Net Assets.....    3.21%       2.93%       3.02%        4.99%          5.95%

(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. The effect of these changes for the year ended December 31, 2001 was to decrease net investment income per share by $.02, increase net realized and unrealized gains and losses per share by $.02 and decrease the ratio of net investment income to average net assets from 5.27% to 5.09%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(b) Based on average shares outstanding.

(c) The Portfolio's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Portfolio's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Portfolio's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher than in previous years.

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                                                DECEMBER 15, 2000
                                                                       YEAR ENDED DECEMBER 31,                    (COMMENCEMENT
CLASS II SHARES                                              --------------------------------------------       OF OPERATIONS) TO
                                                             2004        2003        2002        2001 (b)       DECEMBER 31, 2000
                                                             --------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.................    $9.55       $9.82       $9.39        $9.31               $9.28
                                                             -----       -----       -----        -----               -----
  Net Investment Income..................................      .28(c)      .25(c)      .29(c)       .40(c)              .02
  Net Realized and Unrealized Gain/Loss..................      .09        (.11)        .55          .21                 .01
                                                             -----       -----       -----        -----               -----
Total from Investment Operations.........................      .37         .14         .84          .61                 .03
Less Distributions from Net Investment Income............      .44         .41         .41          .53                 -0-
                                                             -----       -----       -----        -----               -----
NET ASSET VALUE, END OF THE PERIOD.......................    $9.48       $9.55       $9.82        $9.39               $9.31
                                                             =====       =====       =====        =====               =====

Total Return (a)**.......................................    3.90%       1.49%       9.33%        6.73%                .32%*
Net Assets at End of the Period (In millions)............    $83.5       $70.6       $52.8        $ 9.7               $ 1.0
Ratio of Expenses to Average Net Assets**................     .85%        .85%        .85%         .85%                .85%
Ratio of Net Investment Income to Average Net Assets**...    3.03%       2.65%       3.07%        4.51%               5.61%
Portfolio Turnover.......................................     409%        511%(d)      87%          82%                180%
** If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets...............     .90%        .88%        .93%         .96%               1.40%
   Ratio of Net Investment Income to Average Net
     Assets..............................................    2.98%       2.61%       2.99%        4.41%               5.06%

*   Non-Annualized

(a) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

(b) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. The effect of these changes for the year ended December 31, 2001 was to decrease net investment income per share by $.02, increase net realized and unrealized gains and losses per share by $.02 and decrease the ratio of net investment income to average net assets from 4.69% to 4.51%. Per share, ratios and supplemental data for the period prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c) Based on average shares outstanding.

(d) The Portfolio's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of the portfolio securities for a fiscal year by the average monthly value of the Portfolio's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Portfolio's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher than in previous years.

See Notes to Financial Statements                                             13

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Government Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek to provide investors with high current return consistent with preservation of capital. The Portfolio commenced investment operations on April 7, 1986. The distribution of the Portfolio's Class II Shares commenced on December 15, 2000.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments and forwards are stated at value using market quotations or indications of value obtained from an independent pricing service. If such valuations are not available, then estimates are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may purchase and sell securities on a "when-issued", "delayed delivery" or "forward commitment" basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Portfolio will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued, delayed delivery or forward purchase commitments until payment is made. At December 31, 2004, the Portfolio had $25,090,578 of when-issued, delayed delivery and forward purchase commitments.

    The Portfolio may invest in repurchase agreements which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to Regulated Investment Companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2004, the Portfolio had an accumulated capital loss carryforward for tax purposes of $5,563,786, which will expire according to the following schedule:

 AMOUNT                                                            EXPIRATION
$1,615,845..................................................    December 31, 2007
   671,393..................................................    December 31, 2008
 2,429,205..................................................    December 31, 2011
   847,343..................................................    December 31, 2012

    At December 31, 2004, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $178,001,573
                                                                ============
Gross tax unrealized appreciation...........................    $  2,449,779
Gross tax unrealized depreciation...........................      (1,692,594)
                                                                ------------
Net tax unrealized appreciation on investments..............    $    757,185
                                                                ============

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 continued

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended December 31, 2004 and 2003 was as follows:

                                                                   2004             2003
Distribution paid from:
  Ordinary Income...........................................    $6,645,565       $6,731,578
  Long-term capital gain....................................           -0-              -0-
                                                                ----------       ----------
                                                                $6,645,565       $6,731,578
                                                                ==========       ==========

    Due to inherent differences in the recognition of income, expenses, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting for the 2004 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent book to tax basis difference relating to the Portfolio's investment in other regulated investment companies totaling $1,538 was reclassified from accumulated undistributed net investment income to accumulated net realized loss. A permanent book and tax basis difference relating to paydowns on mortgage-backed securities totaling $600,495 was reclassified from accumulated undistributed net investment income to accumulated net realized loss. A permanent book and tax basis difference relating to a portion of the capital loss carryforward expiring in the current year totaling $1,438,156 was reclassified from accumulated net realized loss to capital. Additionally, a permanent difference relating to book to tax amortization differences totaling $521,725 was reclassified from accumulated undistributed net investment income to accumulated net realized loss.

    As of December 31, 2004, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................    $6,098,547

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of post October losses which are not realized for tax purposes until the first day of the following fiscal year, straddle positions and gains or losses recognized for tax purposes on open futures contracts at December 31, 2004.

F. EXPENSE REDUCTIONS During the year ended December 31, 2004, the Portfolio's custody fee was reduced by $1,126 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Portfolio and two other portfolios of the Trust (the "Combined Portfolios"), the Portfolio pays the Adviser a monthly fee based upon its share of a fee computed based upon an annual rate applied to the combined average daily net assets of the Combined Portfolios as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       0.50%
Next $500 million...........................................       0.45%
Over $1 billion.............................................       0.40%

    The effective management fee based on the average daily net assets of the Combined Portfolios for the year ended December 31, 2004 was .50%.

    Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .60% for Class I Shares and .85% for Class II Shares. For the year ended December 31, 2004, the Adviser waived approximately $73,300 of its advisory fees. This waiver is voluntary and can be discontinued at any time.

    For the year ended December 31, 2004, the Portfolio recognized expenses of approximately $10,200, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Portfolio. The Adviser allocates the cost of such services to each portfolio. For the year ended December 31, 2004, the Portfolio recognized expenses of approximately $16,900, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, which are reported as part of "Other" expense in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2004, the Portfolio recognized expenses of approximately $15,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 continued

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $110,101 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2004. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At December 31, 2004, capital aggregated $71,641,386 and $81,960,021 for Classes I and II, respectively. For the year ended December 31, 2004, transactions were as follows:

                                                                  SHARES         VALUE
Sales:
  Class I...................................................       415,649    $  3,868,598
  Class II..................................................     3,039,280      28,503,821
                                                                ----------    ------------
Total Sales.................................................     3,454,929    $ 32,372,419
                                                                ==========    ============
Dividend Reinvestment:
  Class I...................................................       375,150    $  3,500,154
  Class II..................................................       336,408       3,145,411
                                                                ----------    ------------
Total Dividend Reinvestment.................................       711,558    $  6,645,565
                                                                ==========    ============
Repurchases:
  Class I...................................................    (1,137,705)   $(10,645,042)
  Class II..................................................    (1,958,662)    (18,386,421)
                                                                ----------    ------------
Total Repurchases...........................................    (3,096,367)   $(29,031,463)
                                                                ==========    ============

    At December 31, 2003, capital aggregated $75,579,674 and $69,473,368 for Class I and II, respectively. For the year ended December 31, 2003, transactions were as follows:

                                                                  SHARES         VALUE
Sales:
  Class I...................................................       651,591    $  6,315,964
  Class II..................................................     4,996,825      47,982,617
                                                                ----------    ------------
Total Sales.................................................     5,648,416    $ 54,298,581
                                                                ==========    ============
Dividend Reinvestment:
  Class I...................................................       417,505    $  3,932,901
  Class II..................................................       296,784       2,798,678
                                                                ----------    ------------
Total Dividend Reinvestment.................................       714,289    $  6,731,579
                                                                ==========    ============
Repurchases:
  Class I...................................................    (2,349,920)   $(22,442,872)
  Class II..................................................    (3,276,910)    (31,034,256)
                                                                ----------    ------------
Total Repurchases...........................................    (5,626,830)   $(53,477,128)
                                                                ==========    ============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, including principal paydowns, and excluding short-term investments were $583,952,463 and $575,362,367, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Portfolio has a variety of reasons to use derivative instruments, such as to attempt to protect the Portfolio against possible changes in the market value of its portfolio or to generate potential gain. All of the Portfolio's holdings, including derivative instruments, are marked to

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 continued

market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Portfolio generally invests in exchange traded futures contracts on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Portfolio's effective maturity and duration. Upon entering into futures contracts, the Portfolio maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended December 31, 2004, were as follows:

                                                                CONTRACTS
Outstanding at December 31, 2003............................         36
Futures Opened..............................................      1,397
Futures Closed..............................................     (1,072)
                                                                 ------
Outstanding at December 31, 2004............................        361
                                                                 ======

    The futures contracts outstanding as of December 31, 2004 and the description and unrealized appreciation/depreciation were as follows:

                                                                                 UNREALIZED
                                                                                APPRECIATION/
                                                                CONTRACTS       DEPRECIATION
LONG CONTRACTS:
10-Year U.S. Treasury Notes-March 2005 (Current Notional
  Value of $111,938 per contract)...........................        85            $(48,578)
2-Year U.S. Treasury Notes-March 2005 (Current Notional
  Value of $209,594 per contract)...........................        49               3,277
                                                                   ---            --------
                                                                   134             (45,301)
                                                                   ---            --------
SHORT CONTRACTS:
5-Year U.S. Treasury Notes-March 2005 (Current Notional
  Value of $109,531 per contract)...........................       136              48,583
U.S. Treasury Bonds-March 2005 (Current Notional Value of
  $112,500 per contract)....................................        91             (63,788)
                                                                   ---            --------
                                                                   227             (15,205)
                                                                   ---            --------
                                                                   361            $(60,506)
                                                                   ===            ========

6. MORTGAGE BACKED SECURITIES

A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by Federally sponsored agencies-Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC).

    A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS's. The Portfolio also invests in REMIC's (Real Estate Mortgage Investment Conduit) which are simply another form of CMO. These MBS pools are divided into classes or tranches with each class having its own characteristics. For instance, a PAC (Planned Amortization Class) is a specific class of mortgages which over its life will generally have the most stable cash flows and the lowest prepayment risk.

7. DISTRIBUTION AND SERVICE PLANS

The Portfolio has adopted a distribution plan with respect to its Class II Shares pursuant to Rule 12b-1 under the 1940 Act, as amended and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Portfolio's Class II Shares, ongoing shareholder services and maintenance of shareholder accounts with respect to its Class II Shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans of up to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares.

    Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid quarterly.

8. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust Government Portfolio:

    We have audited the accompanying statement of assets and liabilities of Van Kampen Life Investment Trust Government Portfolio (the "Portfolio"), including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Government Portfolio at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
February 4, 2005

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

"Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (59)            Trustee      Trustee     Chairman and Chief             83       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

Jerry D. Choate (66)          Trustee      Trustee     Prior to January 1999,         81       Trustee/Director/Managing
33971 Selva Road                           since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

Rod Dammeyer (64)             Trustee      Trustee     President of CAC, L.L.C.,      83       Trustee/Director/Managing
CAC, L.L.C.                                since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Stericycle,
San Diego, CA 92122-6223                               advisory services. Prior                Inc., Ventana Medical
                                                       to February 2001, Vice                  Systems, Inc., and GATX
                                                       Chairman and Director of                Corporation, and Trustee
                                                       Anixter International,                  of The Scripps Research
                                                       Inc., a global                          Institute and the
                                                       distributor of wire,                    University of Chicago
                                                       cable and communications                Hospitals and Health
                                                       connectivity products.                  Systems. Prior to January
                                                       Prior to July 2000,                     2004, Director of
                                                       Managing Partner of                     TeleTech Holdings Inc.
                                                       Equity Group Corporate                  and Arris Group, Inc.
                                                       Investment (EGI), a                     Prior to May 2002,
                                                       company that makes                      Director of Peregrine
                                                       private investments in                  Systems Inc. Prior to
                                                       other companies.                        February 2001, Director
                                                                                               of IMC Global Inc. Prior
                                                                                               to July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM).

Linda Hutton Heagy (56)       Trustee      Trustee     Managing Partner of            81       Trustee/Director/Managing
Heidrick & Struggles                       since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (52)         Trustee      Trustee     Director and President of      81       Trustee/Director/Managing
1744 R Street, NW                          since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (69)            Trustee      Trustee     Prior to 1998, President       83       Trustee/Director/Managing
736 North Western Avenue                   since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

Jack E. Nelson (68)           Trustee      Trustee     President of Nelson            81       Trustee/Director/Managing
423 Country Club Drive                     since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (64)     Trustee      Trustee     President Emeritus and         83       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           81       Trustee/Director/Managing
(63)                                       since 1999  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004 and Director
                                                       Operating Officer from                  of Neurogen Corporation,
                                                       1993 to 2001. Director of               a pharmaceutical company,
                                                       the Institute for Defense               since January 1998.
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (51)       Trustee,     Trustee     President and Chief            81       Trustee/Director/Managing
1221 Avenue of the Americas   President    since       Executive Officer of                    General Partner of funds
New York, NY 10020            and Chief    1999;       funds in the Fund                       in the Fund Complex.
                              Executive    President   Complex. Chairman,
                              Officer      and Chief   President, Chief
                                           Executive   Executive Officer and
                                           Officer     Director of the Adviser
                                           since 2003  and Van Kampen Advisors
                                                       Inc. since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

Richard F. Powers, III* (58)  Trustee      Trustee     Advisory Director of           83       Trustee/Director/Managing
1 Parkview Plaza                           since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (65)         Trustee      Trustee     Partner in the law firm        83       Trustee/Director/Managing
333 West Wacker Drive                      since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the
                                                       Fund Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates. Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stefanie V. Chang (38)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Secretary            since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Amy R. Doberman (42)          Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                   and the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex as of August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeitus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

James W. Garrett (36)         Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Treasurer            since 2005  Chief Financial Officer and Treasurer of the Morgan Stanley
New York, NY 10020                                                 Institutional Funds since 2002 and funds in the Fund Complex since January 2005.

Joseph J. McAlinden (62)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020            Investment Officer                   Investment Management Inc. and Director of Morgan Stanley
                                                                   Trust for over 5 years. Executive Vice President and Chief
                                                                   Investment Officer of funds in the Fund Complex. Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc. since
                                                                   December 2002.

Ronald E. Robison (66)        Executive Vice           Officer     Principal Executive Officer of funds in the Fund Complex
1221 Avenue of the Americas   President and            since 2003  since May 2003. Chief Executive Officer and Chairman of
New York, NY 10020            Principal Executive                  Investor Services. Executive Vice President and Principal
                              Officer                              Executive Officer of funds in the Fund Complex. Managing
                                                                   Director of Morgan Stanley. Chief Administrative Officer,
                                                                   Managing Director and Director of Morgan Stanley Investment
                                                                   Advisors Inc., Morgan Stanley Services Company Inc. and
                                                                   Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. Chief Executive Officer and Director of
                                                                   Morgan Stanley Trust. Executive Vice President and Principal
                                                                   Executive Officer of the Institutional and Retail Morgan
                                                                   Stanley Funds; Director of Morgan Stanley SICAV; previously
                                                                   Chief Global Operations Officer and Managing Director of
                                                                   Morgan Stanley Investment Management Inc.

John L. Sullivan (49)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1996  August 2004. Director and Managing Director of Van Kampen
Oakbrook Terrace, IL 60181                                         Investments, the Adviser, Van Kampen Advisors Inc. and
                                                                   certain other subsidiaries of Van Kampen Investments. Prior
                                                                   August 2004, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management. Prior
                                                                   to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2004 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC.
LIT ANR GOV 3/05 RN05-00234P-Y12/04
                                                   (VAN KAMPEN INVESTMENTS LOGO)

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Money Market Portfolio performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2004.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

       AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION NOR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2004

The portfolio management team for Van Kampen Life Investment Trust-Money Market Portfolio includes Jonathan Page, Managing Director, and Dale Albright, Executive Director.(1)

MARKET CONDITIONS

Favorable economic trends gained momentum in 2004. In the third quarter of 2004, GDP expanded a revised 4.0 percent, up moderately from 3.3 percent in the second quarter, and down from 4.5 percent in the first quarter of the year. Consumer spending apparently strengthened in the third quarter, as the GDP Personal Consumption gauge rose to 5.1 percent, from 1.6 percent in the second quarter and 4.1 percent in the first quarter of 2004. An increase of 157,000 in Nonfarm Payrolls in December brought the total jobs added in 2004 to 2.2 million, the highest annual level since 1999. The unemployment rate was 5.4 percent for December 2004, compared with 5.7 percent in December 2003. During the first half of 2004, the Federal Open Market Committee (FOMC) continued a highly accommodative monetary policy by maintaining the federal funds rate target at
1.00 percent, a level set at its June 25, 2003 meeting and a 45-year low.

The FOMC increased its target rate for federal funds to 1.25 percent on June 30, 2004, its first increase in four years. The Committee then took four more steps of the same size at each subsequent meeting in 2004. As a result, the FOMC bumped its target upward "in measured steps" at all five scheduled meetings from June 30 through December 14, 2004, to the current level of 2.25 percent, which is a three-year high.


PERFORMANCE ANALYSIS

For the 12-month period ended December 31, 2004, the portfolio provided a total return of 0.80 percent for Class I shares and 0.55 percent for Class II shares. The portfolio continued to serve as a useful investment for liquidity and preservation of capital and generated a yield that reflected prevailing money market conditions. The 30-day average annualized yield for the month of December was 1.52 percent for Class I shares and 1.28 percent for Class II shares. The portfolio's seven-day current yield as of December 31, 2004 was 1.64 percent for Class I shares and 1.39 percent for Class II shares. Our strategy in managing the portfolio remained consistent with our long-term focus on preservation of capital, high current income and very high liquidity.

As of December 31, 2004, the Van Kampen Life Investment Trust--Money Market Portfolio had net assets of over $70 million, representing an increase of 29 percent during the 12-month period. The average maturity of the Portfolio was 45 days with 98 percent of holdings due to mature or reset in less than three months.

Throughout the year ended December 31, 2004, we continued to place a strong emphasis on purchasing what we believe are high quality corporate and government obligations.

There is no guarantee that any securities will continue to perform well or be held by the portfolio in the future.

PORTFOLIO COMPOSITION AS OF 12/31/04
Commercial Paper                                    61.5%
Floating Rate Notes                                 17.3
Certificate of Deposit                               4.3
U.S. Government Agency Obligations                  11.5
Repurchase Agreements                                5.4

Subject to change daily. Provided for informational purposes only. Portfolio composition is as of a percentage of total investments. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

(1)Team members may change at any time without notice.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2004

------------------------------
      CLASS I   CLASS II
       0.80%     0.55%
------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE PERFORMANCE SUMMARY FOR ADDITIONAL PERFORMANCE INFORMATION.

The performance for the two share classes varies because each has different expenses. The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the portfolio's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102. You may obtain copies of the portfolio's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

The portfolio's policies and procedures with respect to the voting of proxies relating to the portfolio's securities and information on how the portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/04 - 12/31/04.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                  BEGINNING              ENDING               EXPENSES PAID
                                                                ACCOUNT VALUE         ACCOUNT VALUE          DURING PERIOD*
                                                                -------------------------------------------------------------
                                                                   7/1/04               12/31/04             7/1/04-12/31/04
Class I
  Actual....................................................      $1,000.00             $1,005.49                 $3.02
  Hypothetical..............................................       1,000.00              1,022.14                  3.05
  (5% annual return before expenses)
Class II
  Actual....................................................       1,000.00              1,004.23                  4.28
  Hypothetical..............................................       1,000.00              1,020.84                  4.32
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.60% and 0.85%, for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). These ratios reflect an expense cap.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004

PAR                                                                                    YIELD ON
AMOUNT                                                                     MATURITY    DATE OF      AMORTIZED
(000)      DESCRIPTION                                                       DATE      PURCHASE       COST
--------------------------------------------------------------------------------------------------------------
           COMMERCIAL PAPER  60.6%
$1,600     ABN AMRO NA Finance, Inc. ..................................    01/31/05     2.039%     $ 1,597,347
 3,000     American Honda Finance Corp. ...............................    01/11/05     2.472        2,998,100
 2,400     ANZ, Inc. (Delaware)........................................    02/22/05     2.491        2,391,680
 1,650     BankAmerica Corp. ..........................................    04/06/05     2.157        1,640,813
 3,000     Banque Generale Du Luxembourg...............................    02/23/05     2.479        2,989,444
 3,000     Barclays US Funding LLC.....................................    02/22/05     2.311        2,990,250
 3,000     CIT Group, Inc. ............................................    02/22/05     2.459        2,989,730
 3,000     DaimlerChrysler Revolving Auto Conduit LLC..................    01/14/05     2.431        2,997,465
 3,000     FCAR Owner Trust Ser I......................................    01/10/05     2.023        2,998,522
 3,000     General Electric Capital Corp. .............................    01/20/05     1.965        2,996,960
 3,000     Goldman Sachs Group, Inc. (The).............................    01/28/05     2.397        2,994,757
 2,771     HBOS Treasury Services PLC..................................    03/08/05     2.434        2,758,706
 3,000     New Center Asset Trust......................................    03/21/05     2.133        2,986,175
 3,000     Toyota Motor Credit Corp. ..................................    02/17/05     2.477        2,990,718
 2,500     UBS Finance (Delaware) LLC..................................    01/04/05     2.790        2,499,502
 1,990     Unicredit Delaware..........................................    01/31/05     2.417        1,986,103
                                                                                                   -----------

           TOTAL COMMERCIAL PAPER..............................................................     42,806,272
                                                                                                   -----------

           FLOATING RATE NOTES  17.0%
 3,000     Bank One, NA (Chicago)......................................    06/14/05     1.852        3,001,917
 3,000     Citigroup Global Markets Holdings, Inc. ....................    05/19/05     1.721        3,000,670
 3,000     US Bank, NA.................................................    06/14/05     1.430        3,003,225
 3,000     Wells Fargo & Co. ..........................................    06/17/05     1.866        3,000,171
                                                                                                   -----------

           TOTAL FLOATING RATE NOTES...........................................................     12,005,983
                                                                                                   -----------

           U.S. GOVERNMENT AGENCY OBLIGATIONS  11.3%
 5,000     Federal Home Loan Banks (Floating Rate).....................    08/26/05     1.718        4,997,321
 3,000     Federal Home Loan Mortgage Corp. ...........................    02/15/05     2.008        2,992,688
                                                                                                   -----------

           TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS............................................      7,990,009
                                                                                                   -----------

           CERTIFICATE OF DEPOSIT  4.2%
 3,000     State Street Bank & Trust Co. ..............................    02/25/05     2.000        3,000,000
                                                                                                   -----------


REPURCHASE AGREEMENT  5.4%
Bank of America Securities LLC ($3,790,000 par collateralized by U.S. Government obligations in a
  pooled cash account, interest rate of 2.00%, dated 12/31/04 to be sold on 01/03/05 at $3,790,632)....      3,790,000
                                                                                                           -----------

TOTAL INVESTMENTS  98.5% (A)...........................................................................     69,592,264
OTHER ASSETS IN EXCESS OF LIABILITIES  1.5%............................................................      1,041,419
                                                                                                           -----------

NET ASSETS  100.0%.....................................................................................    $70,633,683
                                                                                                           ===========

Percentages are calculated as a percentage of net assets.

(a) At December 31, 2004, cost is identical for both book and federal income tax purposes.

 4                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2004

ASSETS:
Total Investments, at amortized cost which approximates
  market value..............................................    $69,592,264
Cash........................................................          8,554
Receivables:
  Portfolio Shares Sold.....................................      1,142,595
  Interest..................................................         43,781
Other.......................................................        100,755
                                                                -----------
    Total Assets............................................     70,887,949
                                                                -----------
LIABILITIES:
Payables:
  Investment Advisory Fee...................................         24,338
  Distributor and Affiliates................................         21,988
  Portfolio Shares Repurchased..............................         15,867
Trustees' Deferred Compensation and Retirement Plans........        148,733
Accrued Expenses............................................         43,340
                                                                -----------
    Total Liabilities.......................................        254,266
                                                                -----------
NET ASSETS..................................................    $70,633,683
                                                                ===========
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................    $70,642,869
Accumulated Undistributed Net Investment Income.............           (857)
Accumulated Net Realized Loss...............................         (8,329)
                                                                -----------
NET ASSETS..................................................    $70,633,683
                                                                ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $24,625,443 and
  24,631,147 shares of beneficial interest issued and
  outstanding)..............................................    $      1.00
                                                                ===========
  Class II Shares (Based on net assets of $46,008,240 and
  46,011,722 shares of beneficial interest issued and
  outstanding)..............................................    $      1.00
                                                                ===========

See Notes to Financial Statements                                              5

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2004

INVESTMENT INCOME:
Interest....................................................    $892,990
                                                                --------
EXPENSES:
Investment Advisory Fee.....................................     309,405
Distribution (12b-1) and Service Fees.......................      86,332
Trustees' Fees and Related Expenses.........................      29,142
Shareholder Reports.........................................      26,688
Shareholder Services........................................      15,975
Custody.....................................................      10,355
Legal.......................................................       3,901
Other.......................................................      52,091
                                                                --------
    Total Expenses..........................................     533,889
    Investment Advisory Fee Reduction.......................      68,588
    Less Credits Earned on Cash Balances....................         472
                                                                --------
    Net Expenses............................................     464,829
                                                                --------
NET INVESTMENT INCOME.......................................    $428,161
                                                                ========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $428,161
                                                                ========

 6                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                     FOR THE                 FOR THE
                                                                   YEAR ENDED              YEAR ENDED
                                                                DECEMBER 31, 2004       DECEMBER 31, 2003
                                                                -----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................      $    428,161            $     325,674
                                                                  ------------            -------------

Distributions from Net Investment Income:
  Class I Shares............................................          (222,489)                (240,071)
  Class II Shares...........................................          (214,858)                 (81,713)
                                                                  ------------            -------------
                                                                      (437,347)                (321,784)
                                                                  ------------            -------------

Distributions from Net Realized Gain:
  Class I Shares............................................               -0-                   (1,164)
  Class II Shares...........................................               -0-                     (937)
                                                                  ------------            -------------
                                                                           -0-                   (2,101)
                                                                  ------------            -------------
Total Distributions.........................................          (437,347)                (323,885)
                                                                  ------------            -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........            (9,186)                   1,789
                                                                  ------------            -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        54,156,305              119,425,693
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................           437,347                  323,885
Cost of Shares Repurchased..................................       (38,646,017)            (143,405,902)
                                                                  ------------            -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........        15,947,635              (23,656,324)
                                                                  ------------            -------------
TOTAL INCREASE/DECREASE IN NET ASSETS.......................        15,938,449              (23,654,535)
NET ASSETS:
Beginning of the Period.....................................        54,695,234               78,349,769
                                                                  ------------            -------------
End of the Period (Including accumulated undistributed net
  investment income of $(857) and $9,186, respectively).....      $ 70,633,683            $  54,695,234
                                                                  ============            =============

See Notes to Financial Statements                                              7

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                               YEAR ENDED DECEMBER 31,
CLASS I SHARES                                                  -----------------------------------------------------
                                                                2004        2003        2002        2001        2000
                                                                -----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $1.00       $1.00       $1.00       $1.00       $1.00
                                                                -----       -----       -----       -----       -----
  Net Investment Income.....................................      .01         .01         .01         .04         .06
Less:
  Distributions from Net Investment Income..................      .01         .01         .01         .04         .06
  Distributions from Net Realized Gain......................       --         -0-(a)       --          --          --
                                                                -----       -----       -----       -----       -----
NET ASSET VALUE, END OF THE PERIOD..........................    $1.00       $1.00       $1.00       $1.00       $1.00
                                                                =====       =====       =====       =====       =====

Total Return*...............................................    0.80%        .57%       1.22%       3.68%       5.93%
Net Assets at End of the Period (In millions)...............    $24.6       $30.3       $52.8       $48.4       $29.7
Ratio of Expenses to Average Net Assets* (b)................     .60%        .60%        .60%        .60%        .61%
Ratio of Net Investment Income to Average Net Assets*.......     .76%        .58%       1.21%       3.43%       5.76%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (b)..............     .71%        .69%        .71%        .84%        .97%
   Ratio of Net Investment Income to Average Net Assets.....     .65%        .49%       1.10%       3.20%       5.40%

(a) Amount is less than $.01 per share.

(b) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the year ended December 31, 2000.

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                                                DECEMBER 15, 2000
                                                                 YEAR ENDED DECEMBER 31,                          (COMMENCEMENT
CLASS II SHARES                                 ---------------------------------------------------------       OF OPERATIONS) TO
                                                  2004            2003            2002            2001          DECEMBER 31, 2000
                                                ---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....    $    1.00       $    1.00       $    1.00       $    1.00             $1.00
                                                ---------       ---------       ---------       ---------             -----
  Net Investment Income.....................          .01             -0-(a)          .01             .03               -0-(a)
Less:
  Distributions from Net Investment
    Income..................................          .01             -0-(a)          .01             .03               -0-(a)
  Distributions from Net Realized Gain......           --             -0-(a)           --              --                --
                                                ---------       ---------       ---------       ---------             -----
NET ASSET VALUE, END OF THE PERIOD..........    $    1.00       $    1.00       $    1.00       $    1.00             $1.00
                                                =========       =========       =========       =========             =====

Total Return* (b)...........................        0.55%            .32%            .97%           3.44%              .23%**
Net Assets at End of the Period (In
  thousands)................................    $46,008.2       $24,386.6       $25,531.9       $13,737.7             $ 4.5
Ratio of Expenses to Average Net Assets*
  (c).......................................         .85%            .85%            .85%            .85%              .86%
Ratio of Net Investment Income to Average
  Net Assets*...............................         .61%            .32%            .96%           2.36%             6.85%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets
     (c)....................................         .96%            .94%            .95%           1.09%             1.63%
   Ratio of Net Investment Income to Average
     Net Assets.............................         .50%            .23%            .86%           2.13%             6.08%

**  Non-Annualized

(a) Amount is less than $.01 per share.

(b) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the period ended December 31, 2000.

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Money Market Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek protection of capital and high current income through investments in money market instruments. The Portfolio commenced investment operations on April 7, 1986. The distribution of the Portfolio's Class II Shares commenced on December 15, 2000.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is initially recorded at cost, any discount is accreted, and any premium is amortized on a straight-line basis to the maturity of the instrument.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro-rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At December 31, 2004, the Portfolio had an accumulated capital loss carryforward for tax purposes of $8,329 which will expire on December 31, 2011.

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. All dividend and capital gains distributions of the Portfolio are automatically reinvested.

    The tax character of distributions paid during the years ended December 31, 2004 and 2003 was as follows:

                                                                  2004           2003
Distributions paid from:
  Ordinary income...........................................    $437,347       $321,784
  Long-term capital gain....................................         -0-          2,101
                                                                --------       --------
                                                                $437,347       $323,885
                                                                ========       ========

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting for the 2004 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent difference relating to the Portfolio's investment in other regulated investment companies totaling $857 was reclassified from accumulated undistributed net investment income to accumulated net realized loss.

    As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $117,761

F. EXPENSE REDUCTIONS During the year ended December 31, 2004, the Portfolio's custody fee was reduced by $472 as a result of credits earned on cash balances.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Portfolio and two other portfolios of the Trust (the "Combined Portfolios"), the Portfolio pays the Adviser a monthly fee based upon its share of a fee computed based upon an annual rate applied to the combined average daily net assets of the Combined Portfolios (the "Money Market Pro Rata Amount") as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .50%
Next $500 million...........................................       .45%
Over $1 billion.............................................       .40%

    Effective November 1, 2004, the Board of Trustees of the Trust approved a change to the Advisory Agreement which provides that the amount to be paid by the Portfolio shall be the lesser of: (1) the Money Market Pro Rata Amount (as calculated above) or (2) a monthly fee computed based upon an annual rate applied to the average daily net assets of the Portfolio only (the "Money Market Only Amount") as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $250 million..........................................       .450%
Next $500 million...........................................       .375%
Next $500 million...........................................       .325%
Next $250 million...........................................       .300%
Next $250 million...........................................       .275%
Next $500 million...........................................       .250%
Next $500 million...........................................       .225%
Next $12.25 billion.........................................       .200%
Next $2.50 billion..........................................       .199%
Next $7.50 billion..........................................       .198%
Next $5.00 billion..........................................       .197%
Over $30.00 billion.........................................       .196%

    For the year ended December 31, 2004, the Adviser waived approximately $68,600 of its advisory fees. Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. The adviser has agreed to waive all expenses in excess of .60% of Class I average net assets and .85% of Class II average net assets. This waiver is voluntary and can be discontinued at any time.

    For the year ended December 31, 2004, the Portfolio recognized expenses of approximately $3,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under an Accounting Service agreement, the Adviser provides accounting services to the Portfolio. The Adviser allocates the cost of such services to each portfolio. For the year ended December 31, 2004, the Portfolio recognized expenses of approximately $12,200 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, which are reported as part of the "Other" expense on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2004, the Portfolio recognized expenses of approximately $15,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $69,661 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2004. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 continued

3. CAPITAL TRANSACTIONS

At December 31, 2004, capital aggregated $24,631,147 and $46,011,722 for Classes I and II, respectively. For the year ended December 31, 2004, transactions were as follows:

                                                                  SHARES             VALUE
Sales:
  Class I...................................................     13,362,960       $ 13,362,960
  Class II..................................................     40,793,345         40,793,345
                                                                -----------       ------------
Total Sales.................................................     54,156,305       $ 54,156,305
                                                                ===========       ============
Dividend Reinvestment:
  Class I...................................................        222,489       $    222,489
  Class II..................................................        214,858            214,858
                                                                -----------       ------------
Total Dividend Reinvestment.................................        437,347       $    437,347
                                                                ===========       ============
Repurchases:
  Class I...................................................    (19,263,587)      $(19,263,587)
  Class II..................................................    (19,382,430)       (19,382,430)
                                                                -----------       ------------
Total Repurchases...........................................    (38,646,017)      $(38,646,017)
                                                                ===========       ============

    At December 31, 2003, capital aggregated $30,309,285 and $24,385,949 for Classes I and II, respectively. For the year ended December 31, 2003, transactions were as follows:

                                                                   SHARES              VALUE
Sales:
  Class I...................................................     103,620,855       $ 103,620,855
  Class II..................................................      15,804,838          15,804,838
                                                                ------------       -------------
Total Sales.................................................     119,425,693       $ 119,425,693
                                                                ============       =============
Dividend Reinvestment:
  Class I...................................................         241,235       $     241,235
  Class II..................................................          82,650              82,650
                                                                ------------       -------------
Total Dividend Reinvestment.................................         323,885       $     323,885
                                                                ============       =============
Repurchases:
  Class I...................................................    (126,372,443)      $(126,372,443)
  Class II..................................................     (17,033,459)        (17,033,459)
                                                                ------------       -------------
Total Repurchases...........................................    (143,405,902)      $(143,405,902)
                                                                ============       =============

4. DISTRIBUTION AND SERVICE PLANS

The Portfolio has adopted a distribution plan with respect to its Class II Shares pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Portfolio's Class II Shares, ongoing shareholder services and maintenance of shareholder accounts with respect to such shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares.

    Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid quarterly.

5. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust Money Market Portfolio

    We have audited the accompanying statement of assets and liabilities of Van Kampen Life Investment Trust Money Market Portfolio (the "Portfolio"), including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Money Market Portfolio at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
February 4, 2005

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1173
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (59)            Trustee      Trustee     Chairman and Chief             83       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

Jerry D. Choate (66)          Trustee      Trustee     Prior to January 1999,         81       Trustee/Director/Managing
33971 Selva Road                           since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

Rod Dammeyer (64)             Trustee      Trustee     President of CAC, L.L.C.,      83       Trustee/Director/Managing
CAC, L.L.C.                                since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Stericycle,
San Diego, CA 92122-6223                               advisory services. Prior                Inc., Ventana Medical
                                                       to February 2001, Vice                  Systems, Inc., and GATX
                                                       Chairman and Director of                Corporation, and Trustee
                                                       Anixter International,                  of The Scripps Research
                                                       Inc., a global                          Institute and the
                                                       distributor of wire,                    University of Chicago
                                                       cable and communications                Hospitals and Health
                                                       connectivity products.                  Systems. Prior to January
                                                       Prior to July 2000,                     2004, Director of
                                                       Managing Partner of                     TeleTech Holdings Inc.
                                                       Equity Group Corporate                  and Arris Group, Inc.
                                                       Investment (EGI), a                     Prior to May 2002,
                                                       company that makes                      Director of Peregrine
                                                       private investments in                  Systems Inc. Prior to
                                                       other companies.                        February 2001, Director
                                                                                               of IMC Global Inc. Prior
                                                                                               to July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM).

Linda Hutton Heagy (56)       Trustee      Trustee     Managing Partner of            81       Trustee/Director/Managing
Heidrick & Struggles                       since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (52)         Trustee      Trustee     Director and President of      81       Trustee/Director/Managing
1744 R Street, NW                          since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (69)            Trustee      Trustee     Prior to 1998, President       83       Trustee/Director/Managing
736 North Western Avenue                   since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

Jack E. Nelson (68)           Trustee      Trustee     President of Nelson            81       Trustee/Director/Managing
423 Country Club Drive                     since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (64)     Trustee      Trustee     President Emeritus and         83       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           81       Trustee/Director/Managing
(63)                                       since 1999  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004 and Director
                                                       Operating Officer from                  of Neurogen Corporation,
                                                       1993 to 2001. Director of               a pharmaceutical company,
                                                       the Institute for Defense               since January 1998.
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (51)       Trustee,     Trustee     President and Chief            81       Trustee/Director/Managing
1221 Avenue of the Americas   President    since       Executive Officer of                    General Partner of funds
New York, NY 10020            and Chief    1999;       funds in the Fund                       in the Fund Complex.
                              Executive    President   Complex. Chairman,
                              Officer      and Chief   President, Chief
                                           Executive   Executive Officer and
                                           Officer     Director of the Adviser
                                           since 2003  and Van Kampen Advisors
                                                       Inc. since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

Richard F. Powers, III* (58)  Trustee      Trustee     Advisory Director of           83       Trustee/Director/Managing
1 Parkview Plaza                           since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (65)         Trustee      Trustee     Partner in the law firm        83       Trustee/Director/Managing
333 West Wacker Drive                      since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the
                                                       Fund Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates. Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stefanie V. Chang (38)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Secretary            since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Amy R. Doberman (42)          Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                   and the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex as of August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeitus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

James W. Garrett (36)         Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Treasurer            since 2005  Chief Financial Officer and Treasurer of the Morgan Stanley
New York, NY 10020                                                 Institutional Funds since 2002 and funds in the Fund Complex since January 2005.

Joseph J. McAlinden (62)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020            Investment Officer                   Investment Management Inc. and Director of Morgan Stanley
                                                                   Trust for over 5 years. Executive Vice President and Chief
                                                                   Investment Officer of funds in the Fund Complex. Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc. since
                                                                   December 2002.

Ronald E. Robison (66)        Executive Vice           Officer     Principal Executive Officer of funds in the Fund Complex
1221 Avenue of the Americas   President and            since 2003  since May 2003. Chief Executive Officer and Chairman of
New York, NY 10020            Principal Executive                  Investor Services. Executive Vice President and Principal
                              Officer                              Executive Officer of funds in the Fund Complex. Managing
                                                                   Director of Morgan Stanley. Chief Administrative Officer,
                                                                   Managing Director and Director of Morgan Stanley Investment
                                                                   Advisors Inc., Morgan Stanley Services Company Inc. and
                                                                   Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. Chief Executive Officer and Director of
                                                                   Morgan Stanley Trust. Executive Vice President and Principal
                                                                   Executive Officer of the Institutional and Retail Morgan
                                                                   Stanley Funds; Director of Morgan Stanley SICAV; previously
                                                                   Chief Global Operations Officer and Managing Director of
                                                                   Morgan Stanley Investment Management Inc.

John L. Sullivan (49)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1996  August 2004. Director and Managing Director of Van Kampen
Oakbrook Terrace, IL 60181                                         Investments, the Adviser, Van Kampen Advisors Inc. and
                                                                   certain other subsidiaries of Van Kampen Investments. Prior
                                                                   August 2004, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management. Prior
                                                                   to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2004 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC.
LIT ANR MM 3/05 RN05-00227P-Y12/04
                                                   (VAN KAMPEN INVESTMENTS LOGO)

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Aggressive Growth Portfolio performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2004.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 12/31/04

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your portfolio's performance to that of the Russell Midcap Growth Index from 9/30/00 through 12/31/04.
(LINE GRAPH)

                                                              VAN KAMPEN LIT AGGRESSIVE GROWTH
                                                                         PORTFOLIO                 RUSSELL MIDCAP GROWTH INDEX
                                                              --------------------------------     ---------------------------
9/00                                                                       10000                              10000
12/00                                                                       7643                               7675
                                                                            5513                               5750
6/01                                                                        5502                               6680
                                                                            4156                               4823
12/01                                                                       4719                               6128
                                                                            4479                               6020
6/02                                                                        3895                               4921
                                                                            3289                               4075
12/02                                                                       3185                               4449
                                                                            3195                               4448
6/03                                                                        3790                               5282
                                                                            3999                               5660
12/03                                                                       4417                               6349
                                                                            4657                               6655
6/04                                                                        4782                               6725
                                                                            4563                               6434
12/04                                                                       5074                               7331

 ----------------------------------------------------------------------
 AVERAGE ANNUAL                                      CLASS II
 TOTAL RETURNS                                     since 9/25/00

 Since Inception                                      -15.19%

 1-year                                                14.89
 ----------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND PORTFOLIO AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower. Figures shown above assume reinvestment of all distributions and capital gains.

Russell Midcap(R) Growth Index is generally representative of mid-capitalization growth stocks. The index does not include any expenses, fees or sales charges, which would lower performance. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2004

Van Kampen Life Investment Trust--Aggressive Growth Portfolio is managed by the Adviser's Multi-Cap Growth team.(1) Current members include Gary Lewis, Managing Director of the Adviser; Dudley Brickhouse, Janet Luby and David Walker; Executive Directors of the Adviser; Matthew Hart and Scott Miller, Vice Presidents of the Adviser.

MARKET CONDITIONS

For most of 2004, growth investors encountered a very choppy market environment. The economy continued to expand steadily, and many companies reported strong earnings. However, positive news about individual stocks was often overshadowed by broader economic or political concerns.

One of the most significant concerns was the skyrocketing price of oil, which rose throughout most of the year and surpassed $55 per barrel in late October. Another important influence was the Federal Reserve Board's (the "Fed") series of interest-rate hikes, totaling five quarter-point increases between June 30 and December 31. Other factors weighing on the market included ongoing violence in Iraq; the ongoing threat of global terrorism; and uncertainty surrounding the close November U.S. presidential race.

The market, however, began rallying sharply in late October as oil prices declined from their highs, falling below $44 per barrel by year-end. The market rose even further after November 2, as investors cheered the election outcome. Against this backdrop, growth stocks performed well, earning the majority of their return for the year in the final two months of 2004. Still, for the full year, mid-cap growth stocks were strong performers, outpacing large growth stocks but underperforming small-cap shares.

PERFORMANCE ANALYSIS
Van Kampen LIT--Aggressive Growth Portfolio returned 14.89 percent (Class II shares) during the 12-month period, underperforming the Russell Midcap(R) Growth Index, which returned 15.48 percent.

The portfolio's performance was hampered by stock selection in the telecommunications sector--especially its position in wireless communications service provider Nextel Communications. Nextel faced such challenges as a potential slowing in revenue per subscriber and questions about its bid for additional wireless bandwidth, which the company needed to stay competitive. We sold the stock in response to these concerns. In hindsight, however, the holdings were sold too early, as Nextel shares rose following the company's announced merger agreement with rival Sprint.

Also detracting from performance was stock selection in the financial sector, as many stocks in this sector were hurt by the impact of a rising interest-rate environment. Online brokerage company Ameritrade was one of the portfolio's disappointments. The company's shares fell on weaker-than-expected stock trading volumes, cutting into Ameritrade's commission revenue. The portfolio also was hurt by a position in real estate lender Fremont General, which fell in June in response to an investigation by California's insurance commissioner about the improper use of deductions for net operating losses.

On the positive side, the portfolio benefited from its position in XM Satellite Radio Holdings. XM, the leader in the burgeoning satellite radio industry, continued to increase its subscriber base. For a company such as XM with high initial costs, each additional customer can add greatly to its incremental profit margins.

Stock selection in the technology sector also helped the portfolio's performance. Apple Computer was a particularly strong performer. Apple enjoyed enormous success with its iPod digital music player, which led to strong earnings growth for the company. Investors also hoped that the iPod's success would create a "halo effect," spurring increased sales of its other products, especially personal computers.

Another strong performer in technology was Research in Motion, maker of the popular Blackberry wireless communications device. The company was increasingly successful in getting wireless network partners such as Verizon and Cingular to resell its combination phone and email product line. Finally, Autodesk, which makes computer-aided design software, benefited from stronger-than-

(1)Team members may change at any time without notice.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2004

-----------------------------------
                   RUSSELL
                  MIDCAP(R)
      CLASS II   GROWTH INDEX
       14.89%       15.48%
-----------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE PERFORMANCE SUMMARY FOR ADDITIONAL PERFORMANCE INFORMATION.

The fund's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance.

expected earnings during the period. Autodesk was helped by the introduction of new products and its change to a subscription-based business model.

We remain cautiously optimistic about the market environment for our style of growth investing. On the positive side are continued favorable outlooks for the economy along with corporate earnings. Oil prices are well below their highs, which should help both consumers and corporations. Finally, companies have accumulated substantial amounts of cash on their balance sheets that can be used for investment or shareholder-friendly initiatives such as share buybacks or dividend payments. Uncertainties include the upcoming Iraqi elections, whether inflation will remain modest and the Fed's interest-rate policy. Finally, we note that the current valuation gap between growth and value stocks is historically wide, which gives us additional cause for optimism.

Whatever happens in the market, we will follow our investment discipline. We seek companies that show accelerating growth or more growth than the overall economy, and that have rising earnings expectations or rising valuations.

There is no guarantee that any securities will continue to perform well or be held by the portfolio in the future.

TOP 10 HOLDINGS AS OF 12/31/04
UBS Securities LLC                                   7.1%
Autodesk, Inc.                                       1.8
Apple Computer, Inc.                                 1.7
eBay, Inc.                                           1.5
Symantec Corp.                                       1.4
Starwood Hotels & Resorts Worldwide, Inc.            1.4
Gilead Sciences, Inc.                                1.3
XM Satellite Radio Holdings, Inc., Class A           1.3
Coach, Inc.                                          1.3
Harman International Industries, Inc.                1.2

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF 12/31/04
Biotechnology                                              5.9%
Health Care Equipment                                      4.9
Systems Software                                           4.5
Communications Equipment                                   3.7
Semiconductors                                             3.4
Application Software                                       3.2
Diversified Commercial Services                            3.2
Apparel Retail                                             3.0
Pharmaceuticals                                            2.7
Hotels                                                     2.4
Oil & Gas Exploration & Production                         2.4
Aerospace & Defense                                        2.2
Computer Storage & Peripherals                             1.9
Homebuilding                                               1.8
Oil & Gas Equipment & Services                             1.8
Restaurants                                                1.7
Internet Software & Services                               1.7
Computer Hardware                                          1.7
Casinos & Gaming                                           1.6
Asset Management & Custody Banks                           1.6
Managed Health Care                                        1.6
Investment Banking & Brokerage                             1.6
Electronic Equipment Manufacturers                         1.5
Health Care Distributors                                   1.5
Internet Retail                                            1.5
Broadcasting & Cable TV                                    1.3
Trucking                                                   1.3
Semiconductor Equipment                                    1.3
Apparel & Accessories                                      1.3
Air Freight & Couriers                                     1.3
Data Processing & Outsourcing Services                     1.2
Diversified Banks                                          1.2
Consumer Electronics                                       1.2
Regional Banks                                             1.1
Specialty Stores                                           1.1
IT Consulting & Other Services                             1.1
Steel                                                      1.0
Electrical Components & Equipment                          1.0
Leisure Products                                           0.9
Diversified Chemicals                                      0.9
Publishing                                                 0.9
Health Care Supplies                                       0.9
Specialized Finance                                        0.9
Agricultural Products                                      0.9
Oil & Gas Refining & Marketing                             0.9
Computer & Electronics Retail                              0.8
Real Estate Investment Trusts                              0.8
Wireless Telecommunication Services                        0.8
Department Stores                                          0.7
Industrial Machinery                                       0.7
Drug Retail                                                0.7
Building Products                                          0.7
Specialty Chemicals                                        0.7
Health Care Services                                       0.6
Gas Utilities                                              0.6
Diversified Metals & Mining                                0.6
Property & Casualty                                        0.6
Railroads                                                  0.6
Oil & Gas Drilling                                         0.6
Forest Products                                            0.6
Commercial Printing                                        0.6
Employment Services                                        0.6
Hypermarkets & Super Centers                               0.6
Household Appliances                                       0.6
Health Care Facilities                                     0.5
Packaged Foods                                             0.5
Construction & Farm Machinery                              0.5
Industrial Conglomerates                                   0.5
Advertising                                                0.5
Catalog Retail                                             0.5
                                                         -----
Total Long-Term Investments                              100.2%
Short-Term Investments                                     7.1
Liabilities in Excess of Other Assets                     -7.3
                                                         -----
Net Assets                                               100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the portfolio's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102. You may obtain copies of the portfolio's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

The portfolio policies and procedures with respect to the voting of proxies relating to the portfolio's securities and information on how the portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/04-12/31/04.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                BEGINNING         ENDING         EXPENSES PAID
                                                              ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                              -------------------------------------------------
                                                                 7/1/04          12/31/04       7/1/04-12/31/04
Class II
  Actual....................................................    $1,000.00        $1,061.14           $6.53
  Hypothetical..............................................     1,000.00         1,018.84            6.39
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 1.26%, for Class II Shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004

                                       NUMBER OF
DESCRIPTION                             SHARES         VALUE
---------------------------------------------------------------
COMMON STOCKS  100.2%
ADVERTISING  0.5%
Catalina Marketing Corp. ............    6,210      $   184,002
                                                    -----------
AEROSPACE & DEFENSE  2.2%
Armor Holdings, Inc. (a).............    4,980          234,160
Ceradyne, Inc. (a)...................    3,730          213,393
Precision Castparts Corp. ...........    2,550          167,484
United Defense Industries, Inc.
  (a)................................    5,040          238,140
                                                    -----------
                                                        853,177
                                                    -----------
AGRICULTURAL PRODUCTS  0.9%
Archer-Daniels-Midland Co. ..........   15,210          339,335
                                                    -----------
AIR FREIGHT & COURIERS  1.2%
FedEx Corp. .........................    2,500          246,225
Ryder System, Inc. ..................    5,010          239,328
                                                    -----------
                                                        485,553
                                                    -----------
APPAREL & ACCESSORIES  1.3%
Coach, Inc. (a)......................    8,690          490,116
                                                    -----------

APPAREL RETAIL  3.0%
Aeropostale, Inc. (a)................    7,425          218,518
American Eagle Outfitters, Inc. .....    4,970          234,087
Finish Line, Inc., Class A...........    9,500          173,850
Pacific Sunwear of California, Inc.
  (a)................................   14,535          323,549
Urban Outfitters, Inc. (a)...........    4,950          219,780
                                                    -----------
                                                      1,169,784
                                                    -----------
APPLICATION SOFTWARE  3.2%
Autodesk, Inc. ......................   18,760          711,942
Cognos, Inc. (Canada) (a)............    6,210          273,613
RSA Security, Inc. (a)...............   12,440          249,546
                                                    -----------
                                                      1,235,101
                                                    -----------
ASSET MANAGEMENT & CUSTODY BANKS  1.6%
Affiliated Managers Group, Inc.
  (a)................................    3,750          254,025
Legg Mason, Inc. ....................    4,990          365,567
                                                    -----------
                                                        619,592
                                                    -----------
BIOTECHNOLOGY  5.9%
Abgenix, Inc. (a)....................   15,240          157,582
Biogen Idec, Inc. (a)................    4,910          327,055
Cephalon, Inc. (a)...................    4,070          207,082
Charles River Laboratories
  International, Inc. (a)............    6,280          288,943
Digene Corp. (a).....................    5,110          133,626
Eyetech Pharmaceuticals, Inc. (a)....    4,960          225,680
Gilead Sciences, Inc. (a)............   14,740          515,753
MedImmune, Inc. (a)..................    7,580          205,494
Neurocrine Biosciences, Inc. (a).....    4,950          244,035
                                                    -----------
                                                      2,305,250
                                                    -----------
BROADCASTING & CABLE TV  1.3%
XM Satellite Radio Holdings, Inc.,
  Class A (a)........................   13,420          504,860
                                                    -----------

BUILDING PRODUCTS  0.7%
Masco Corp. .........................    7,520          274,706
                                                    -----------

CASINOS & GAMING  1.6%
Boyd Gaming Corp. ...................    6,270          261,145
Las Vegas Sands Corp. (a)............    2,530          121,440
Wynn Resorts, Ltd. (a)...............    3,780          252,958
                                                    -----------
                                                        635,543
                                                    -----------

                                       NUMBER OF
DESCRIPTION                             SHARES         VALUE
---------------------------------------------------------------
CATALOG RETAIL  0.5%
MSC Industrial Direct, Co., Inc.,
  Class A............................    5,000      $   179,900
                                                    -----------

COMMERCIAL PRINTING  0.6%
R.R. Donnelley & Sons Co. ...........    6,330          223,386
                                                    -----------

COMMUNICATIONS EQUIPMENT  3.7%
Comverse Technology, Inc. (a)........   15,230          372,373
F5 Networks, Inc. (a)................    4,940          240,677
Harris Corp. ........................    3,780          233,566
Juniper Networks, Inc. (a)...........   12,590          342,322
Nextel Partners, Inc., Class A (a)...   12,690          247,963
                                                    -----------
                                                      1,436,901
                                                    -----------
COMPUTER & ELECTRONICS RETAIL  0.8%
Circuit City Stores, Inc. ...........   19,720          308,421
                                                    -----------

COMPUTER HARDWARE  1.7%
Apple Computer, Inc. (a).............    9,970          642,068
                                                    -----------

COMPUTER STORAGE & PERIPHERALS  1.9%
ATI Technologies, Inc. (Canada)
  (a)................................   10,050          194,869
Avid Technology, Inc. (a)............    3,850          237,738
Brocade Communications Systems, Inc.
  (a)................................   24,730          188,937
Novatel Wireless, Inc. (a)...........    6,290          121,900
                                                    -----------
                                                        743,444
                                                    -----------
CONSTRUCTION & FARM MACHINERY  0.5%
Cummins, Inc. .......................    2,490          208,637
                                                    -----------

CONSUMER ELECTRONICS  1.2%
Harman International Industries,
  Inc. ..............................    3,760          477,520
                                                    -----------

DATA PROCESSING & OUTSOURCING SERVICES  1.2%
DST Systems, Inc. (a)................    5,010          261,121
Global Payments, Inc. ...............    3,770          220,696
                                                    -----------
                                                        481,817
                                                    -----------
DEPARTMENT STORES  0.8%
J.C. Penney Co., Inc. ...............    7,440          308,016
                                                    -----------

DIVERSIFIED BANKS  1.2%
Bank of Hawaii Corp. ................    5,020          254,715
Hibernia Corp., Class A..............    7,630          225,161
                                                    -----------
                                                        479,876
                                                    -----------
DIVERSIFIED CHEMICALS  0.9%
Eastman Chemical Co. ................    6,280          362,544
                                                    -----------

DIVERSIFIED COMMERCIAL SERVICES  3.2%
Alliance Data Systems Corp. (a)......    6,160          292,477
Brinks Co. ..........................    6,210          245,419
ChoicePoint, Inc. (a)................    5,040          231,790
Corporate Executive Board Co. .......    3,750          251,025
Meredith Corp. ......................    3,800          205,960
                                                    -----------
                                                      1,226,671
                                                    -----------
DIVERSIFIED METALS & MINING  0.6%
Phelps Dodge Corp. ..................    2,460          243,343
                                                    -----------

DRUG RETAIL  0.7%
CVS Corp. ...........................    6,300          283,941
                                                    -----------

 6                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 continued

                                       NUMBER OF
DESCRIPTION                             SHARES         VALUE
---------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT  1.0%
Rockwell Automation, Inc. ...........    7,580      $   375,589
                                                    -----------

ELECTRONIC EQUIPMENT MANUFACTURERS  1.5%
Amphenol Corp., Class A (a)..........    5,010          184,067
FLIR Systems, Inc. (a)...............    2,470          157,561
Tektronix, Inc. .....................    7,520          227,179
                                                    -----------
                                                        568,807
                                                    -----------
EMPLOYMENT SERVICES  0.6%
Robert Half International, Inc. .....    7,460          219,548
                                                    -----------

GAS UTILITIES  0.6%
Southwestern Energy Co. (a)..........    4,860          246,353
                                                    -----------
HEALTH CARE DISTRIBUTORS  1.5%
Covance, Inc. (a)....................    6,280          243,350
Patterson Co., Inc. (a)..............    7,470          324,123
                                                    -----------
                                                        567,473
                                                    -----------
HEALTH CARE EQUIPMENT  4.9%
Biomet, Inc. ........................    8,940          387,907
C.R. Bard, Inc. .....................    5,040          322,459
Dade Behring Holdings, Inc. (a)......    5,120          286,720
Edwards Lifesciences Corp. (a).......    5,070          209,188
Kinetic Concepts, Inc. (a)...........    3,750          286,125
Zimmer Holdings, Inc. (a)............    4,990          399,799
                                                    -----------
                                                      1,892,198
                                                    -----------
HEALTH CARE FACILITIES  0.5%
Community Health Systems, Inc. (a)...    7,500          209,100
                                                    -----------
HEALTH CARE SERVICES  0.6%
Laboratory Corp. of America Holdings
  (a)................................    5,050          251,591
                                                    -----------
HEALTH CARE SUPPLIES  0.9%
Advanced Medical Optics, Inc. (a)....    5,020          206,523
Idexx Laboratories, Inc. (a).........    2,470          134,837
                                                    -----------
                                                        341,360
                                                    -----------
HOMEBUILDING  1.8%
KB Home..............................    3,720          388,368
Standard-Pacific Corp. ..............    4,940          316,852
                                                    -----------
                                                        705,220
                                                    -----------
HOTELS  2.4%
Marriott International, Inc., Class
  A..................................    6,330          398,663
Starwood Hotels & Resorts Worldwide,
  Inc. ..............................    9,000          525,600
                                                    -----------
                                                        924,263
                                                    -----------
HOUSEHOLD APPLIANCES  0.5%
Black & Decker Corp. ................    2,430          214,642
                                                    -----------
HYPERMARKETS & SUPER CENTERS  0.6%
BJ's Wholesale Club, Inc. (a)........    7,520          219,058
                                                    -----------

INDUSTRIAL CONGLOMERATES  0.5%
Textron, Inc. .......................    2,540          187,452
                                                    -----------

INDUSTRIAL MACHINERY  0.7%
Parker Hannifin Corp. ...............    3,820          289,327
                                                    -----------

INTERNET RETAIL  1.5%
eBay, Inc. (a).......................    4,880          567,446
                                                    -----------

                                       NUMBER OF
DESCRIPTION                             SHARES         VALUE
---------------------------------------------------------------
INTERNET SOFTWARE & SERVICES  1.7%
Digital River, Inc. (a)..............    4,990      $   207,634
InfoSpace, Inc. (a)..................    3,770          179,264
VeriSign, Inc. (a)...................    7,620          255,422
                                                    -----------
                                                        642,320
                                                    -----------
INVESTMENT BANKING & BROKERAGE  1.6%
Bear Stearns Co., Inc. ..............    3,840          392,870
Charles Schwab Corp. ................   18,100          216,476
                                                    -----------
                                                        609,346
                                                    -----------
IT CONSULTING & OTHER SERVICES  1.1%
CACI International, Inc., Class A
  (a)................................    2,510          171,006
Cognizant Technology Solutions Corp.,
  Class A (a)........................    6,100          258,213
                                                    -----------
                                                        429,219
                                                    -----------
LEISURE PRODUCTS  0.9%
Brunswick Corp. .....................    7,460          369,270
                                                    -----------

MANAGED HEALTH CARE  1.6%
Coventry Health Care, Inc. (a).......    6,310          334,935
Sierra Health Services, Inc. (a).....    5,010          276,101
                                                    -----------
                                                        611,036
                                                    -----------
OIL & GAS DRILLING  0.6%
Precision Drilling Corp. (Canada)
  (a)................................    3,700          232,360
                                                    -----------

OIL & GAS EQUIPMENT & SERVICES  1.8%
Baker Hughes, Inc. ..................    6,240          266,261
Maverick Tube Corp. (a)..............    7,430          225,129
Smith International, Inc. (a)........    3,740          203,493
                                                    -----------
                                                        694,883
                                                    -----------
OIL & GAS EXPLORATION & PRODUCTION  2.4%
Devon Energy Corp. ..................    6,280          244,418
Noble Energy, Inc. ..................    5,030          310,150
Ultra Petroleum Corp. (a)............    7,570          364,344
                                                    -----------
                                                        918,912
                                                    -----------
OIL & GAS REFINING & MARKETING  0.9%
Valero Energy Corp. .................    7,470          339,138
                                                    -----------

PACKAGED FOODS  0.5%
Hershey Foods Corp. .................    3,760          208,830
                                                    -----------

PHARMACEUTICALS 2.7%
American Pharmaceutical Partners,
  Inc. (a)...........................    5,070          189,669
AtheroGenics, Inc. (a)...............    5,110          120,392
Eon Labs, Inc. (a)...................   10,230          276,210
INAMED Corp. (a).....................    2,540          160,655
Teva Pharmaceutical Industries,
  Ltd.--ADR (Israel).................    9,700          289,642
                                                    -----------
                                                      1,036,568
                                                    -----------
PROPERTY & CASUALTY  0.6%
W.R. Berkley Corp. ..................    5,030          237,265
                                                    -----------

PUBLISHING  0.9%
Getty Images, Inc. (a)...............    5,020          345,627
                                                    -----------

RAILROADS  0.6%
Burlington Northern Santa Fe
  Corp. .............................    4,990          236,077
                                                    -----------

See Notes to Financial Statements                                              7

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 continued

                                       NUMBER OF
DESCRIPTION                             SHARES         VALUE
---------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS  1.4%
New Century Financial Corp. REIT.....    4,690      $   299,738
Rayonier, Inc. REIT..................    4,650          227,432
                                                    -----------
                                                        527,170
                                                    -----------

REGIONAL BANKS  1.1%
Compass Bancshares, Inc. ............    3,790          184,459
KeyCorp..............................    7,590          257,301
                                                    -----------
                                                        441,760
                                                    -----------
RESTAURANTS  1.7%
Starbucks Corp. (a)..................    6,110          381,020
Yum! Brands, Inc. ...................    6,240          294,403
                                                    -----------
                                                        675,423
                                                    -----------
SEMICONDUCTOR EQUIPMENT  1.3%
Lam Research Corp. (a)...............   12,430          359,351
Micrel, Inc. (a).....................   12,380          136,428
                                                    -----------
                                                        495,779
                                                    -----------
SEMICONDUCTORS  3.4%
Altera Corp. (a).....................   12,480          258,336
Cree, Inc. (a).......................    9,890          396,391
Marvell Technology Group, Ltd.
  (Bermuda) (a)......................    7,580          268,863
Skyworks Solutions, Inc. (a).........   26,120          246,312
STMicroelectronics NV-NY Registered
  Shares (Switzerland)...............    7,720          149,150
                                                    -----------
                                                      1,319,052
                                                    -----------
SPECIALIZED FINANCE  0.9%
CIT Group, Inc. .....................    7,420          339,984
                                                    -----------

SPECIALTY CHEMICALS  0.7%
Cytec Industries, Inc. ..............    5,050          259,671
                                                    -----------
SPECIALTY STORES  1.1%
Dicks Sporting Goods, Inc. (a).......    7,420          260,813
Williams-Sonoma, Inc. (a)............    5,030          176,251
                                                    -----------
                                                        437,064
                                                    -----------

                                       NUMBER OF
DESCRIPTION                             SHARES         VALUE
---------------------------------------------------------------
STEEL  1.0%
Nucor Corp. .........................    7,500      $   392,550
                                                    -----------

SYSTEMS SOFTWARE  4.6%
Adobe Systems, Inc. .................    6,260          392,752
BMC Software, Inc. (a)...............   12,840          238,824
NCR Corp. (a)........................    5,010          346,842
Symantec Corp. (a)...................   20,660          532,202
VERITAS Software Corp. (a)...........   10,250          292,638
                                                    -----------
                                                      1,803,258
                                                    -----------
TRUCKING  1.3%
JB Hunt Transportation Services,
  Inc. ..............................    4,920          220,662
Yellow Roadway Corp. (a).............    4,980          277,436
                                                    -----------
                                                        498,098
                                                    -----------
WIRELESS TELECOMMUNICATION SERVICES  0.8%
Western Wireless Corp., Class A
  (a)................................   10,130          296,809
                                                    -----------

TOTAL LONG-TERM INVESTMENTS  100.2%
  (Cost $31,860,838)............................     38,880,400
REPURCHASE AGREEMENT  7.1%
UBS Securities LLC ($2,735,000 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  1.58%, dated 12/31/04, to be sold on 01/03/05
  at $2,735,360)
  (Cost $2,735,000).............................      2,735,000
                                                    -----------

TOTAL INVESTMENTS  107.3%
  (Cost $34,595,838)............................     41,615,400
LIABILITIES IN EXCESS OF OTHER ASSETS  (7.3%)...     (2,822,262)
                                                    -----------

NET ASSETS  100.0%..............................    $38,793,138
                                                    ===========

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

REIT--Real Estate Invesment Trust

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2004

ASSETS:
Total Investments (Cost $34,595,838)........................    $41,615,400
Receivables:
  Portfolio Shares Sold.....................................         16,039
  Dividends.................................................         16,038
  Interest..................................................            120
Other.......................................................         25,095
                                                                -----------
    Total Assets............................................     41,672,692
                                                                -----------
LIABILITIES:
Payables:
  Investments Purchased.....................................      2,024,979
  Custodian Bank............................................        594,981
  Portfolio Shares Repurchased..............................        113,171
  Distributor and Affiliates................................         22,104
  Investment Advisory Fee...................................         21,235
Accrued Expenses............................................         56,232
Trustees' Deferred Compensation and Retirement Plans........         46,852
                                                                -----------
    Total Liabilities.......................................      2,879,554
                                                                -----------
NET ASSETS..................................................    $38,793,138
                                                                ===========
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................    $33,702,358
Net Unrealized Appreciation.................................      7,019,562
Accumulated Net Investment Loss.............................        (42,082)
Accumulated Net Realized Loss...............................     (1,886,700)
                                                                -----------
NET ASSETS..................................................    $38,793,138
                                                                ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE
  (Based on net assets of $38,793,138 and 7,982,182 shares
  of beneficial interest issued and outstanding)............    $      4.86
                                                                ===========

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2004

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $393)........    $  144,801
Interest....................................................        16,072
                                                                ----------
    Total Income............................................       160,873
                                                                ----------
EXPENSES:
Investment Advisory Fee.....................................       200,276
Distribution (12b-1) and Service Fees.......................        64,545
Shareholder Reports.........................................        39,019
Custody.....................................................        25,385
Audit.......................................................        22,358
Trustees' Fees and Related Expenses.........................        20,432
Legal.......................................................        19,280
Accounting..................................................        18,546
Shareholder Services........................................        16,440
Other.......................................................         9,122
                                                                ----------
    Total Expenses..........................................       435,403
    Expense Fee Reduction ($99,706 Investment Advisory Fee
     and $1,234 Other)......................................       100,940
    Less Credits Earned on Cash Balances....................           214
                                                                ----------
    Net Expenses............................................       334,249
                                                                ----------
NET INVESTMENT LOSS.........................................    $ (173,376)
                                                                ==========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................    $ (287,017)
Net Unrealized Appreciation During the Period...............     4,852,849
                                                                ----------
NET REALIZED AND UNREALIZED GAIN............................    $4,565,832
                                                                ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $4,392,456
                                                                ==========

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                     FOR THE                 FOR THE
                                                                   YEAR ENDED              YEAR ENDED
                                                                DECEMBER 31, 2004       DECEMBER 31, 2003
                                                                -----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.........................................      $   (173,376)            $  (27,637)
Net Realized Gain/Loss......................................          (287,017)                99,121
Net Unrealized Appreciation During the Period...............         4,852,849                972,853
                                                                  ------------             ----------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........         4,392,456              1,044,337
                                                                  ------------             ----------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        40,917,218              5,748,364
Cost of Shares Repurchased..................................       (14,432,990)              (742,024)
                                                                  ------------             ----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........        26,484,228              5,006,340
                                                                  ------------             ----------
TOTAL INCREASE IN NET ASSETS................................        30,876,684              6,050,677
NET ASSETS:
Beginning of the Period.....................................         7,916,454              1,865,777
                                                                  ------------             ----------
End of the Period (Including accumulated net investment loss
  of $42,082 and $29,194, respectively).....................      $ 38,793,138             $7,916,454
                                                                  ============             ==========

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                                               SEPTEMBER 25, 2000
                                                                                                                 (COMMENCEMENT
                                                                     YEAR ENDED DECEMBER 31,                     OF INVESTMENT
CLASS II SHARES                                          -----------------------------------------------         OPERATIONS) TO
                                                          2004         2003         2002          2001         DECEMBER 31, 2000
                                                         ------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...............  $ 4.23       $ 3.05       $  4.52       $  7.46            $ 10.00
                                                         ------       ------       -------       -------            -------
  Net Investment Loss..................................    (.03)(a)     (.03)(a)      (.02)         (.02)               -0-
  Net Realized and Unrealized Gain/Loss................     .66         1.21         (1.45)        (2.82)             (2.54)
                                                         ------       ------       -------       -------            -------
Total from Investment Operations.......................     .63         1.18         (1.47)        (2.84)             (2.54)
Less Distributions from Net Investment Income..........     -0-          -0-           -0-           .10                -0-
                                                         ------       ------       -------       -------            -------
NET ASSET VALUE, END OF THE PERIOD.....................  $ 4.86       $ 4.23       $  3.05       $  4.52            $  7.46
                                                         ======       ======       =======       =======            =======

Total Return* (b)......................................  14.89%       38.69%       -32.52%       -38.26%            -25.40%**
Net Assets at End of the Period (In millions)..........  $ 38.8       $  7.9       $   1.9       $   2.2            $   1.1
Ratio of Expenses to Average Net Assets* (c)...........   1.25%        1.26%         1.26%         1.27%              1.26%
Ratio of Net Investment Loss to Average Net Assets*....   (.65%)       (.79%)        (.76%)        (.59%)             (.23%)
Portfolio Turnover.....................................    152%         182%          227%          303%                62%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c).........   1.63%        4.31%         6.97%         7.95%             15.73%
   Ratio of Net Investment Loss to Average Net
     Assets............................................  (1.03%)      (3.84%)       (6.46%)       (7.27%)           (14.70%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) These returns include combined Rule 12b-1 fees and services fees of up to .25%.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended December 31, 2001.

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Aggressive Growth Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory Trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek capital growth. The Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing primarily in common stocks and other equity securities of small- and medium-sized growth companies. The Portfolio commenced investment operations on September 25, 2000.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices, or, if not available, their fair value is determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow the Portfolio to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2004, the Portfolio had an accumulated capital loss carryforward for tax purposes of $1,859,735, which will expire according to the following schedule:

AMOUNT                                                             EXPIRATION
------                                                             ----------
$ 29,697....................................................    December 31, 2008
 963,040....................................................    December 31, 2009
 590,984....................................................    December 31, 2010
 276,014....................................................    December 31, 2012

    In future years the utilization of some of these losses will be subject to an annual limitation of $410,704, plus any unutilized amounts from previous years.

    At December 31, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $34,622,803
                                                              ===========
Gross tax unrealized appreciation...........................  $ 7,232,357
Gross tax unrealized depreciation...........................     (239,760)
                                                              -----------
Net tax unrealized appreciation on investments..............  $ 6,992,597
                                                              ===========

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares dividends from net investment income and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains which are included in ordinary income for tax purposes.

    Due to inherent differences in the recognition of income, expenses, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent book and tax difference related to the Portfolio's investment in other

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 continued

regulated investment companies totaling $137 was reclassified from accumulated net investment loss to accumulated net realized loss. Additionally, permanent differences related to net operating loss totaling $160,625 was reclassified from net investment loss to capital.

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS For the year ended December 31, 2004, the Portfolio's custody fee was reduced by $214 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Portfolio's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Portfolio for an annual fee payable monthly based upon the average daily net assets as follow:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .75%
Next $500 million...........................................     .70%
Over $1 billion.............................................     .65%

    For the year ended December 31, 2004, the Adviser waived approximately $99,700 of its advisory fees. The Adviser has agreed to waive all expenses in excess of 1.26% of Class II average net assets. This waiver is voluntary and can be discontinued at any time.

    For the year ended December 31, 2004, the Portfolio recognized expenses of approximately $3,000 representing legal services provided by Skadden, Arps, Slate, Meagher, & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under an Accounting Services Agreement, the Adviser provides accounting services to the Portfolio. For the year ended December 31, 2004, the Portfolio recognized expenses of approximately $22,300, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Portfolio, which are reported as part of "Accounting" and "Legal" expenses, in the Statement of Operations. The Adviser reimbursed $1,234 of these fees.

    Van Kampen Investor Services Inc., (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2004, the Portfolio recognized expenses of approximately $15,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate their officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for their trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, invested in the common shares of those Portfolios selected by the trustees. Investments in such funds of $23,058 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2004. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2004, the Portfolio paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $4,573.

3. CAPITAL TRANSACTIONS

At December 31, 2004, capital aggregated $33,702,358. For the year ended December 31, 2004, share transactions were as follows:

Beginning Shares............................................   1,872,108
Sales.......................................................   9,372,985
Repurchases.................................................  (3,262,911)
                                                              ----------
Ending Shares...............................................   7,982,182
                                                              ==========

    At December 31, 2003, capital aggregated $8,566,940. For the year ended December 31, 2003, share transactions were as follows:

Beginning Shares............................................    611,552
Sales.......................................................  1,470,609
Repurchases.................................................   (210,053)
                                                              ---------
Ending Shares...............................................  1,872,108
                                                              =========

    On April 30, 2004, the Portfolio acquired all of the assets and liabilities of the LSA Aggressive Growth Fund ("Aggressive Growth") through a tax free reorganization approved by the Aggressive Growth shareholders on March 26, 2004. The Portfolio issued 3,887,388 shares valued at

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 continued

$16,793,514, in exchange for Aggressive Growth's net assets. The shares of Aggressive Growth were converted into Portfolio shares at a ratio 1.981 to 1. Included in these net assets were the deferral of losses related to wash sale transactions of $1,788. Net unrealized appreciation of Aggressive Growth as of April 30, 2004 was $1,189,973. Shares issued in connection with this reorganization are included in proceeds from shares sold for the year ended December 31, 2004.

    On April 30, 2004, the Portfolio acquired all of the assets and liabilities of the LSA Emerging Growth Equity Fund ("Emerging Growth") through a taxable reorganization approved by the Emerging Growth shareholders on March 26, 2004. The Portfolio issued 2,329,017 shares valued at $10,061,354, in exchange for Emerging Growth's net assets. The shares of Emerging Growth were converted into Portfolio shares at a ratio 1.701 to 1. Shares issued in connection with this reorganization are included in proceeds from shares sold for the year ended December 31, 2004.

    Combined net assets of all three portfolios on the day of reorganization were $36,383,965.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $63,173,373 and $37,690,082, respectively.

5. DISTRIBUTION AND SERVICE PLANS

The Portfolio has adopted a distribution plan with respect to its Class II Shares pursuant to Rule 12b-1 under the 1940 Act, as amended and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Portfolio's Class II Shares, ongoing shareholder services and maintenance of shareholder accounts with respect to such shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans up to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares.

    Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid quarterly.

6. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust Aggressive Growth Portfolio:

    We have audited the accompanying statement of assets and liabilities of Van Kampen Life Investment Trust Aggressive Growth Portfolio (the "Portfolio"), including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from September 25, 2000 (commencement of investment operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Aggressive Growth Portfolio at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from September 25, 2000 (commencement of investment operations) to December 31, 2000, in conformity with U.S. generally accepted accounting principles.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
February 4, 2005

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested Persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (59)            Trustee      Trustee     Chairman and Chief             83       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

Jerry D. Choate (66)          Trustee      Trustee     Prior to January 1999,         81       Trustee/Director/Managing
33971 Selva Road                           since 2000  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

Rod Dammeyer (64)             Trustee      Trustee     President of CAC, L.L.C.,      83       Trustee/Director/Managing
CAC, L.L.C.                                since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Stericycle,
San Diego, CA 92122-6223                               advisory services. Prior                Inc., Ventana Medical
                                                       to February 2001, Vice                  Systems, Inc., and GATX
                                                       Chairman and Director of                Corporation, and Trustee
                                                       Anixter International,                  of The Scripps Research
                                                       Inc., a global                          Institute and the
                                                       distributor of wire,                    University of Chicago
                                                       cable and communications                Hospitals and Health
                                                       connectivity products.                  Systems. Prior to January
                                                       Prior to July 2000,                     2004, Director of
                                                       Managing Partner of                     TeleTech Holdings Inc.
                                                       Equity Group Corporate                  and Arris Group, Inc.
                                                       Investment (EGI), a                     Prior to May 2002,
                                                       company that makes                      Director of Peregrine
                                                       private investments in                  Systems Inc. Prior to
                                                       other companies.                        February 2001, Director
                                                                                               of IMC Global Inc. Prior
                                                                                               to July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM).

Linda Hutton Heagy (56)       Trustee      Trustee     Managing Partner of            81       Trustee/Director/Managing
Heidrick & Struggles                       since 2000  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

TRUSTEE AND OFFICER INFORMATION continued

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (52)         Trustee      Trustee     Director and President of      81       Trustee/Director/Managing
1744 R Street, NW                          since 2000  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (69)            Trustee      Trustee     Prior to 1998, President       83       Trustee/Director/Managing
736 North Western Avenue                   since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

Jack E. Nelson (68)           Trustee      Trustee     President of Nelson            81       Trustee/Director/Managing
423 Country Club Drive                     since 2000  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (64)     Trustee      Trustee     President Emeritus and         83       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           81       Trustee/Director/Managing
(63)                                       since 2000  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004 and Director
                                                       Operating Officer from                  of Neurogen Corporation,
                                                       1993 to 2001. Director of               a pharmaceutical company,
                                                       the Institute for Defense               since January 1998.
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (51)       Trustee,     Trustee     President and Chief            81       Trustee/Director/Managing
1221 Avenue of the Americas   President    since       Executive Officer of                    General Partner of funds
New York, NY 10020            and Chief    2000;       funds in the Fund                       in the Fund Complex.
                              Executive    President   Complex. Chairman,
                              Officer      and Chief   President, Chief
                                           Executive   Executive Officer and
                                           Officer     Director of the Adviser
                                           since 2003  and Van Kampen Advisors
                                                       Inc. since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

Richard F. Powers, III* (58)  Trustee      Trustee     Advisory Director of           83       Trustee/Director/Managing
1 Parkview Plaza                           since 2000  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (65)         Trustee      Trustee     Partner in the law firm        83       Trustee/Director/Managing
333 West Wacker Drive                      since 2000  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the
                                                       Fund Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates. Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stefanie V. Chang (38)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Secretary            since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Amy R. Doberman (42)          Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                   and the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex as of August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeitus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

James W. Garrett (36)         Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Treasurer            since 2005  Chief Financial Officer and Treasurer of the Morgan Stanley
New York, NY 10020                                                 Institutional Funds since 2002 and funds in the Fund Complex since January 2005.

Joseph J. McAlinden (62)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020            Investment Officer                   Investment Management Inc. and Director of Morgan Stanley
                                                                   Trust for over 5 years. Executive Vice President and Chief
                                                                   Investment Officer of funds in the Fund Complex. Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc. since
                                                                   December 2002.

Ronald E. Robison (66)        Executive Vice           Officer     Principal Executive Officer of funds in the Fund Complex
1221 Avenue of the Americas   President and            since 2003  since May 2003. Chief Executive Officer and Chairman of
New York, NY 10020            Principal Executive                  Investor Services. Executive Vice President and Principal
                              Officer                              Executive Officer of funds in the Fund Complex. Managing
                                                                   Director of Morgan Stanley. Chief Administrative Officer,
                                                                   Managing Director and Director of Morgan Stanley Investment
                                                                   Advisors Inc., Morgan Stanley Services Company Inc. and
                                                                   Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. Chief Executive Officer and Director of
                                                                   Morgan Stanley Trust. Executive Vice President and Principal
                                                                   Executive Officer of the Institutional and Retail Morgan
                                                                   Stanley Funds; Director of Morgan Stanley SICAV; previously
                                                                   Chief Global Operations Officer and Managing Director of
                                                                   Morgan Stanley Investment Management Inc.

John L. Sullivan (49)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 2000  August 2004. Director and Managing Director of Van Kampen
Oakbrook Terrace, IL 60181                                         Investments, the Adviser, Van Kampen Advisors Inc. and
                                                                   certain other subsidiaries of Van Kampen Investments. Prior
                                                                   August 2004, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management. Prior
                                                                   to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2004 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC.
LIT ANR AGG 3/05 RN05-00142P-Y12/04
                                                   (VAN KAMPEN INVESTMENTS LOGO)

Item 2.  Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Trust has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Further, due to personnel changes at the Adviser, the list of Covered Officers set forth in Exhibit B and the General Counsel designee to whom questions about the application of the Code should be referred in Exhibit C were amended during the period. Exhibit B was then amended again in February 2005. Both editions of Exhibit B are attached.

(d)      Not applicable.

(e)      Not applicable.

(f)

         (1)      The Trust's Code of Ethics is attached hereto as Exhibit 11A.
         (2)      Not applicable.
         (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

           2004
                                                      REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES.....................         $144,000              N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES...         $0                    $115,000(2)
                        TAX FEES.............         $10,500(3)            $100,829(4)
                        ALL OTHER FEES.......         $0                    $60,985(5)
              TOTAL NON-AUDIT FEES...........         $10,500               $276,814

              TOTAL..........................         $154,500              $276,814


           2003
                                                      REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES.....................         $134,410              N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES...         $0                    $93,000(2)
                        TAX FEES.............         $9,590(3)             $163,414(4)
                        ALL OTHER FEES.......         $0                    $341,775(6)
              TOTAL NON-AUDIT FEES...........         $9,590                $598,189

              TOTAL..........................         $144,000              $598,189

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

              (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

              (4) Tax Fees represent tax advice services provided to Covered
                  Entities, including research and identification of PFIC entities.

              (5) All Other Fees represent attestation services provided in connection with performance presentation standards.

              (6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)


1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

         The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.



-----------------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.


2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the Audit services in Appendix
B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).


6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

         A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.


7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).


8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.


10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:


         -   Van Kampen Investments Inc.

         -   Van Kampen Asset Management

         -   Van Kampen Advisors Inc.

         -   Van Kampen Funds Inc.

         -   Van Kampen Investor Services Inc.

         -   Morgan Stanley Investment Management Inc.

         -   Morgan Stanley Trust Company

         -   Morgan Stanley Investment Management Ltd.

         -   Morgan Stanley Investment Management Company

         -   Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Craig Kennedy, Jerry Choate, Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Life Investment Trust

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 17, 2005

By:  /s/ James W. Garrett
   ----------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: February 17, 2005